As filed with the SEC on April 29, 2025

Registration No. 333-130942

Registration No. 811-06388

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 20	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 120	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registered Separate Account)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Insurance Company)

640 Fifth Avenue

New York, New York 10019

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number: (800) 544-8888

ARI LINDNER

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 30, 2025, pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2025

Freedom Lifetime Income

Issued by Empire Fidelity Investments Life Insurance Company®

(“EFILI”)

Introduction:

Freedom Lifetime Income is an individual, single premium, immediate variable income annuity contract (the “Contract”) issued by Empire Fidelity Investments Life Insurance Company® (“EFILI”, the “Company”, “we”, or “us”). The Contract provides you (the “Annuitant”) with the opportunity to receive annuity income for life at regular intervals (the “Annuity Income Dates”). Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the “Joint Annuitant”).

Annuity income fluctuates in amount according to the investment results of the Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”) that you choose. We do not guarantee the amount of annuity income. Each Subaccount invests in a single mutual fund portfolio (a “Fund”). Information about the fund is provided in Appendix A.

Currently, we do not offer this Contract for sale to new investors.

You purchased your Contract (1) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA, or (2) on a non-qualified basis (“Non-qualified Contract”).

Important Disclosures:

The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of annuity income payments and withdrawals will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

FILI’s obligations and guarantees under the Contract are subject to FILI’s financial strength and claims-paying ability.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

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GLOSSARY

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non- qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit (also “unit”) - A unit of measure used to calculate the amount of annuity income for a Subaccount.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Death Benefit - A benefit of the Contract that provides protection if an Annuitant dies before the first Annuity Income Date.

Exchange - A transfer from one Subaccount to another.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

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Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Subaccount during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

Owner(s) - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Purchase Payment - The single payment you made to us in exchange for which we issued you a Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - The investment performance of an Subaccount after all expenses.

Trading among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Period - Period of time money can be withdrawn from a Contract that was purchased with this feature. See 6(d). Contracts purchased with a Withdrawal Period.

Withdrawal Value - The total amount that can be withdrawn from a Contract that was purchased with a Withdrawal Period.

You - You are the Annuitant and an Owner.

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OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

This variable annuity contract is designed to provide periodic annuity income for your life (the “Annuitant”), or, if you purchased a joint life Contract, for your life and the life of the Joint Annuitant you named on the application. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not. This Contract may be appropriate if you desire income guaranteed for life and are comfortable assuming the risk / potential reward of the amount of each annuity income payment decreasing or increasing.

What are the phases of the Contract and how do I receive income payments?

This Contract has only one phase, the Income Phase, during which the Contract makes annuity income payments at regular intervals (the “Annuity Income Dates”). When you purchased your Contract, you chose the first Annuity Income Date, which could be up to one year from the date your Contract became effective (the “Contract Date”), and whether you wanted Annuity Income Dates to be monthly, quarterly, semiannual, or annual. You also chose one out of six annuity income options. Four of these options allowed a Contract to be purchased with or without a Guarantee Period, which if selected provides for a guaranteed minimum number of years of annuity income. The other two options (only available at purchase of a Qualified Contract) include a Withdrawal Period, during which withdrawals can be taken from a Contract’s Withdrawal Value. See 5. Annuity Income Options Available at Purchase for more information on each Annuity Income Option.

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you chose to have a Withdrawal Period and withdrawals are made from your Contract. We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you chose a Guarantee Period.

The amount of a Contract’s annuity income payment varies according to the investment results of the Subaccount in which the Contract is invested. You choose to invest your Contract in one of the multiple Subaccounts available under the Contract. Each Subaccount invests exclusively in shares of one Fund. Each Fund has its own investment strategies, investment advisers, subadvisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

What are the other primary features of the Contract?

•	Making Exchanges: You may Exchange from one Subaccount to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges.

•	Death Benefit: This is a benefit that provides protection if an Annuitant dies before the first Annuity Income Date.

•

Tax Treatment: You can make Exchanges among the Subaccounts without tax implications. Ordinary income taxes will apply to annuity income payments and withdrawals, and you may have to pay a 10% penalty on amounts received before age 59 1⁄2.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No
Are There Transaction Charges?	No
Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year, depending on the annuity income and investment options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	0.60%[1]	0.60%[1]
	Subaccounts (Fund fees and expenses)	0.28%[2]	0.76%[2]

[1] As a percentage of the Contract allocated to the Variable Account.
2 As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost $320A		Highest Annual Cost $999B
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No transfers or withdrawals

A Assumes annuity payments based on 85-year- old male, Single Life Annuity, no Guarantee Period, and 3.5% Benchmark Rate of Return.
B Assumes annuity payments based on 45-year- old couple, Joint and Survivor Annuity with Full Annuity Income to the Survivor, 45-year Guarantee Period, and 3.5% Benchmark Rate of Return.

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RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Is this a Short-Term Investment?	No, the Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.	1. Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?

•  An investment in the Contract is subject to the risk of poor performance of the Subaccounts.

•  The amount of annuity income will vary based on the performance of the Subaccount(s) that you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds 4. Annuity Income
What Are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company (“EFILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s financial strength and claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of February 12, 2025.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account

RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?

Yes, the following restrictions may apply:

•  Additional Purchase Payments are not allowed.

•  You may invest in only one Subaccount at any time.

•  You are limited to making four Exchanges each calendar year.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges.

•  We have the right to eliminate any Subaccount, to combine Subaccounts, or to substitute a fund for the Fund in which a Subaccount invests.

3. Purchase Payment 7. Trading Among Subaccounts 11(a). Changes in Subaccounts
Are There any Restrictions on Contract Benefits?	Yes. important conditions and limitations apply to Contracts purchased with a Withdrawal Period, including: withdrawals reduce the amount of annuity income and may cause the Withdrawal Period to shorten or end.	6. Benefits Available Under the Contract

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TAXES		Location in Prospectus
What Are the Contract’s Tax Implications?

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  For a Qualified Contract purchased with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•  For a Qualified Contract, the entire amount of annuity income each year will generally be taxable as ordinary income unless your Purchase Payment includes after-tax contributions.

•  For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable as ordinary income until you have recovered the “investment in the Contract,” after which the entire amount of annuity income will be taxable.

•  The taxable portion of a withdrawal will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on amounts received before age 59 1⁄2.

1. Principal Risks of Investing in the Contract 3. Purchase Payment 9. Tax Considerations

CONFLICTS OF INTEREST		Location in Prospectus
How Are Investment Professionals Compensated?	Your investment professional may receive compensation in the form of commissions for having sold this Contract to you. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Should I Exchange My Contract?	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3. Purchase Payment

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FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contact schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts.

Transaction Expenses	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses[1]
(as a percentage of the assets of each Subaccount)	0.60%

[1]

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Fees”.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	0.76%

(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.28%	0.71%[2]

[2]	This reflects temporary reductions to Fund expenses.

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1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: All income under the Contract will increase or decrease from one Annuity Income Date to the next according to the investment results of the Subaccount in which you are invested. There is a risk of loss of the entire amount invested. Annuity income will end in the unlikely event that the value of every security held in the Subaccount in which you are invested is reduced to zero. We do not guarantee the investment results of the Subaccounts or the amount of annuity income. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral and long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.

Possibility of Adverse Tax Consequences: In certain scenarios, annuity income payments and withdrawals may be subject to a 10% penalty tax. See 9. Tax Considerations. Consult with a tax professional to determine the tax implications of amounts received under this Contract.

Alternatives to the Contract: Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.

Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. EFILI has adopted policies designed to discourage frequent trading. See 7. Trading Among Subaccounts.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. If EFILI experiences financial distress, it may not be able to honor its annuity income obligations under the Contract.

Contract Changes Risk: There is the risk that in the future we will exercise our right to change certain fees or features of the Contract, including the following:

•	We reserve the right to limit exchanges.

•	We reserve the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

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2. EFILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). EFILI and the Variable Account

EFILI: The Contract is issued by EFILI, which is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. The Death Benefit and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims- paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 12, 2025.1 EFILI’s principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. The address of EFILI’s Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

The Variable Account: Empire Fidelity Investments Variable Annuity Account A is a separate account used to support the Contract and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: EFILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information.

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

2(b). The Funds

There are currently nine available Subaccounts in the Variable Account. Each Subaccount in the Variable Account invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment adviser; however, the performance of such funds may differ significantly.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the Funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not Contract charges, and do not increase Fund or Contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

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Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1-800-544-2442 or visiting www.dfinview.com/Fidelity/PUFT/FLI.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Fidelity Insurance Agency, Inc. receives compensation from EFILI of not more than 3% of the Purchase Payments for marketing and distribution. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3. PURCHASE PAYMENT

Currently, we do not offer this Contract for sale to new investors. Additional Purchase Payments are not allowed for existing Contracts.

Application and Initial Purchase Payment: You purchased your Contract (1) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Code, or (2) on a non-qualified basis (“Non-qualified Contract”). Generally, we issued Qualified Contracts only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

To purchase a Contract, you were generally required to make a single payment (“Purchase Payment”) of at least $25,000 and complete an application form.

We applied your Purchase Payment to the purchase of a Contract within two Valuation Periods of receiving your payment and a properly completed application at our Annuity Service Center. The date your Contract became effective is called the Contract Date.

Replacement of Contracts: You can generally exchange a non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if you buy the contract through an exchange, transfer or otherwise).

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4. ANNUITY INCOME

All income under the Contract varies from one Annuity Income Date to the next according to the investment experience of the Subaccount in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation: “We do not guarantee the amount of annuity income.” Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Subaccount in which you are invested is reduced to zero.

4(a). Annuity Income Dates

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You selected the first Annuity Income Date when you purchased the Contract. The first Annuity Income Date was permitted to be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates are on the same day of the month as the first Annuity Income Date. The latest date you were allowed to select as your first Annuity Income Date was one year after the Contract Date. The earliest date you were allowed to select as your first Annuity Income Date was 30 days after the Contract Date.

On the application, you chose the frequency of your annuity income, as either monthly, quarterly, semiannual, or annual. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income you selected.

Annuity income is generally sent at the end of the Valuation Period immediately following the day on which the amount is determined. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

4(b). Initial Determination of Annuity Income Units

Your Purchase Payment (less any deduction for taxes) initially purchased Annuity Income Units of the Government Money Market Subaccount. The number of units depended on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option you chose; (c) the frequency of Annuity Income Dates you chose; (d) the date you selected as your first Annuity Income Date; and (e) the value of the units on the date your Contract became effective, which reflected the investment performance of the Government Money Market Subaccount. On the first business day following the end of your free look period (or an earlier date, depending on state law), your units of the Government Money Market Subaccount were exchanged automatically for Annuity Income Units in the Subaccount you chose on your application (unless you chose on your application the Government Money Market Subaccount). The total dollar value of your units remained the same immediately before and immediately after the exchange.

4(c). How Your Annuity Income Is Calculated

EFILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units you have is multiplied by the value of an Annuity Income Unit for the Subaccount your Contract is invested in. The result is the amount of your annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

Annuity income may decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under 5(b). Annuity Income Options Without a Withdrawal Period.

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The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See 8. Current Charges and Other Deductions. We calculate Annuity Income Unit values for each Subaccount at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for a Subaccount for any Valuation Period is equal to (a) multiplied by

(b) multiplied by (c) where:

(a)	is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b)	is the Annuity Income Unit Value for the preceding Valuation Period; and

(c)	is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Subaccount during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

4(d). Benchmark Rate of Return

Annuity income varies from one Annuity Income Date to the next based on your Contract’s annualized Total Return over that time period as compared to a return of 3.5% per year (the “Benchmark Rate of Return”). If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and

(b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

5. ANNUITY INCOME OPTIONS AVAILABLE AT PURCHASE

5(a). Your Selection of an Annuity Income Option

On your application you chose your annuity income option from among a number of annuity income options. You also may have chosen to have either a Withdrawal Period or a Guarantee Period, but not both. (A Withdrawal Period was only available to Qualified Contracts). For any income option, you also chose to receive annuity income monthly, quarterly, semi-annually, or annually. None of these choices can be changed. If you purchased a Qualified Contract, federal income tax laws may have limited your annuity income options.

If you purchased a Qualified Contract and chose to have a Guarantee Period or a Withdrawal Period, the number of years may have been limited in order to satisfy certain minimum distribution requirements of the Code. In addition, if you purchased a Qualified Contract and named a Joint Annuitant who is not your spouse, the annuity income options available to you may have been limited, depending on the difference in ages between you and the Joint Annuitant.

The frequency of payments you selected impacted the amount of each annuity income payment. For example, assuming all else is equal, choosing to receive payments on a monthly basis would have resulted in lower annuity income payment amounts than choosing to receive payments on an annual basis. Similarly, an election to receive

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payments over a longer expected period would have resulted in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

•	purchasing a Contract with a Guarantee Period would have resulted in lower payment amounts than purchasing the same Contract without a Guarantee Period, and

•	purchasing a Qualified Contract with a Withdrawal Period would have resulted in lower payment amounts than purchasing the same Qualified Contract without a Withdrawal Period.

5(b). Annuity Income Options without a Withdrawal Period

Option 1. Single Life Annuity: We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor: Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor: This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. Depending on what you selected on your application, annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies: This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In the event you are the first to die, depending on what you selected on your application annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

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5(c). Annuity Income Options with a Withdrawal Period

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period: We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period: If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

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6. BENEFITS AVAILABLE UNDER THE CONTRACT

6(a). Overview of Benefits

The following table summarizes information about benefits available under the Contract. A detailed description of each benefit follows the table.

Benefits

Name of Benefit	Type of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Standard	Provides protection if an Annuitant dies before the first Annuity Income Date.	None	Not applicable when Annuitant’s death occurs on or after first Annuity Income Date.
Guarantee Period	Optional	Provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period.	None

Only available at purchase of a Contract.

A Contract with a Guarantee Period cannot also have a Withdrawal Period.

Provides lower annuity income than an otherwise identical Contract without a Guarantee Period.

Length of Guarantee Period may be limited by the Code.

Withdrawal Period	Optional	A period of time you can make withdrawals from your Contract.	None

Only available at purchase of a Qualified Contract.

A Contract with a Withdrawal Period cannot also have a Guarantee Period.

Withdrawals reduce the amount of annuity income and may cause the Withdrawal Period to shorten or end.

Partial withdrawals are limited to 2 per calendar year. Any partial withdrawal must be at least $500.

Provides lower annuity income than an otherwise identical Contract without a Withdrawal Period.

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6(b). Death Benefit

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

6(c). Contracts Purchased with a Guarantee Period

Overview: If you selected annuity income option 1, 2, 3 or 4 on your application, at that time you also had the option to choose to have a Guarantee Period. See 5(b). Annuity Income Options without a Withdrawal Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period permitted is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchased a Qualified Contract and chose to have a Guarantee Period, you could not also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. A Contract with a Guarantee Period provides a lower amount of annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

If you chose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

6(d). Contracts purchased with a Withdrawal Period

If you purchased a Qualified Contract with a Withdrawal Period, you can make withdrawals from your Contract’s Withdrawal Value by writing to our Annuity Service Center. See How to Make Withdrawals below.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals below.

How to Make Withdrawals: All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more

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than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract’s first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value: The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, See Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issued your Contract, the total of Part A and Part B equaled your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period: The Internal Revenue Service (“IRS”) has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See 9. Tax Considerations.

When you purchased your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code.

A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income

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would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

Effect of Withdrawals: Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A

WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•	Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

•	Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period. See Appendix B for a hypothetical example.

•	Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

•	Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables. See Appendix B for a hypothetical example.

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7. TRADING AMOUNG SUBACCOUNTS

7(a). Overview

After annuity payments begin you may Exchange from one Subaccount to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Subaccounts at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

7(b). Effective Date of Exchanges Among Subaccounts

Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally, the purchase of Annuity Income Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.

7(c). Use of Market Timing Services

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

7(d). Short-Term Trading Risk

Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund.

Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value (“NAV”).

Some of the Subaccounts are also available for use in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i)

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provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same Funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short- term trading policies and risks.

7(e). EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research Company LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with EFILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or Exchange out of that Subaccount.

7(f). Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90-day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90-day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

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Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1)	Transactions in the Government Money Market Subaccount;

(2)	Annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)

EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

EFILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

8. CURRENT CHARGES AND OTHER DEDUCTIONS

The following are all the charges we make under the Contract.

8(a). Base Contract Expenses

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Subaccount at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

Administrative Charge: Each day, a deduction is made from the assets of each Subaccount at an effective annual rate of 0.10%. We guarantee this charge will never increase.

The Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports.

8(b). Premium Taxes

We generally deduct a charge equal to any premium tax that New York require us to pay in connection with your Contract at the time we are required to pay it. Currently, New York does not require us to pay such a tax.

8(c). Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

8(d). Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to fund. Currently, no such charges are being made. See 9(d). EFILI’s Tax Status.

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9. TAX CONSIDERATIONS

9(a). Introduction

The below discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The below discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

9(b). General Requirements

Diversification Requirements: For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be “adequately diversified”. The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are “adequately diversified”. If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered “adequately diversified”.

Ownership Treatment: In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners’ gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

The Contracts in General: Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant: You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

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Nontransferable and Nonforfeitable: Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral: You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

9(c). Tax Consequences to Investors

Distributions from Qualified Contracts: Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by your Required Beginning Date (“RBD”). Your RBD is April 1 of the calendar year following the calendar year in which you attain your applicable age.

•	If you were born before July 1, 1949, your applicable age is 70 1⁄2.

•	If you were born on or after July 1, 1949 and before January 1, 1951, your applicable age is 72.

•	If you were born on or after January 1, 1951 and before January 1, 1959, your applicable age is 73.

•	If you were born in 1959, you should consult your tax advisor regarding your RBD as it is unclear under current federal legislation whether your applicable age is 73 or 75.

•	If you were born on or after January 1, 1960, your applicable age is 75.

Subsequent distributions must be made by December 31 of each year. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 25% of the amount by which a required minimum distribution exceeds the amount actually distributed. For taxable years prior to 2023, this excise tax is 50%.

In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract’s Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your required minimum distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions: To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any “after-tax” amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

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Distributions from Non-qualified Contracts: For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the “exclusion amount” as defined in the tax law. The exclusion amount is generally the “investment in the contract” adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and

$200,000 otherwise). “Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions: In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1⁄2, (2) is made on account of your death or disability, (3) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (4) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1⁄2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1⁄2, a withdrawal that is made either before age 59 1⁄2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1⁄2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1⁄2, you should consult with a tax advisor.

Aggregation of Contracts: In certain circumstances where you purchase a Non-qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

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Federal Income Tax Withholding and Reporting: We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

9(d). EFILI’s Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

10. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

10(a). Contract Rights

Owner(s): Before the Contract was issued, the Owner(s) acting together had the right to (a) choose an annuity income option; (b) choose a Subaccount; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner could also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Subaccount to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary’s consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Subaccount invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can change a Beneficiary.

Annuitant: As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

Joint Annuitant: For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

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For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Subaccount to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) instruct us how to vote shares of the Fund in which your Subaccount invests; and (d) to withdraw from the Contract during the Withdrawal Period, if there is one.

Beneficiary(ies)

For All Contracts: You were allowed to name one or more Beneficiaries when you completed your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period: Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant.

We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary’s estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

For Contracts with a Withdrawal Period: Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value.

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The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary’s estate a lump sum equal to the Withdrawal Value of the Beneficiary’s share of annuity income.

10(b). Reports

We will send you a statement showing the number of Annuity Income Units in your selected Subaccount, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies.

We will furnish annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

10(c). Postponement of Benefits

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information.

However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason. Payments delayed for 10 days or longer will be credited with interest at a rate equal to the minimum rate required by applicable law.

10(d). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.	Loss of Contract Ownership.

2.	In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

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10(e). Misstatement of Date of Birth or Sex

If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

10(f). Notification of Death

If there are two Annuitants, the survivor is responsible for informing us of the other Annuitant’s death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person’s executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

10(g). Assignment

The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

10(h). Dividends

The Contract is “non-participating.” This means that there are no dividends. Annuity income will vary in amount with the investment results of the Subaccounts to which you allocate your Purchase Payment.

10(i). Proof of Survival

Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10(j). Protection of Proceeds

To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

10(k). Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

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All communications to us regarding your Contract should be sent to: Empire Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0051.

11. MORE INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

11(a). Changes in Subaccounts

EFILI has the right to eliminate any Subaccount, to combine Subaccounts, or substitute a fund for the Fund in which a Subaccount invests. A substitution may become necessary if, in EFILI’s judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund’s investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

11(b). Voting Rights

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. As a result of proportional voting, the votes of a small number of Owners could determine the outcome of a shareholder vote. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

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11(c). Resolving Material Conflicts

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes. Other Funds may be offered to qualified plans as well.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

11(d). Total Return For A Subaccount

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FLI. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year

Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity Variable Insurance Product (“VIP”) Freedom Lifetime Income I Adviser: Fidelity Management & Research Company LLC	0.40%	4.28%	2.46%	3.36%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity VIP Freedom Lifetime Income II Adviser: Fidelity Management & Research Company LLC	0.44%	5.57%	3.66%	4.75%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity VIP Freedom Lifetime Income III Adviser: Fidelity Management & Research Company LLC	0.51%	7.8%	5.24%	6.11%

Seeks high current income and, as a secondary objective, capital appreciation	Fidelity VIP FundsManager 20% Adviser: Fidelity Management & Research Company LLC	0.51%*	5.53%	2.96%	3.32%

Seeks high current income and, as a secondary objective, capital appreciation	Fidelity VIP FundsManager 30% Adviser: Fidelity Management & Research Company LLC	0.55%*	6.42%	—	—

Seeks current income as well as total return. The fund also considers the potential for capital appreciation	Fidelity VIP FundsManager 40% Adviser: Fidelity Management & Research Company LLC	0.59%*	7.46%	—	—

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks high total return	Fidelity VIP FundsManager 50% Adviser: Fidelity Management & Research Company LLC	0.64%*	8.51%	5.75%	5.85%
Seeks high total return	Fidelity VIP FundsManager 60% Adviser: Fidelity Management & Research Company LLC	0.66%*	9.58%	6.57%	6.67%
Seeks high total return	Fidelity VIP FundsManager 70% Adviser: Fidelity Management & Research Company LLC	0.68%*	10.88%	7.55%	7.46%
Seeks high total return	Fidelity VIP FundsManager 85% Adviser: Fidelity Management & Research Company LLC	0.71%*	12.51%	8.73%	8.6%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity VIP Government Money Market Adviser: Fidelity Management & Research Company LLC	0.28%	5.08%	2.31%	1.6%

Each Fidelity Subaccount invests in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions.

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APPENDIX B: Hypothetical Examples Applicable to Contracts with a Withdrawal Period

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Withdrawal Value, Annuity Income, and length of Withdrawal Period. These examples are intended to be read in conjunction with 6(d). Contracts purchased with a Withdrawal Period of this Prospectus.

Assumptions

a)	Owner’s Date of Birth = June 1, 1943
b)	Purchase Payment = $100,000
c)	Contract Date = June 1, 2000
d)	First Annuity Income Date = July 1, 2000
e)	Owner is invested in one Subaccount

I. Partial Withdrawal On or Before the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws part of the Withdrawal Value on or before the 5th anniversary of the Contract’s first Annuity Income Date, then

a)	The Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total

9/30/2002	—	$69,026.48	$8,776.06	$77,802.53

10/1/2002	Subaccount Net Investment Factor of 1.003564	$69,272.49	$8,807.33	$78,079.82

10/1/2002	Partial Withdrawal of $10,000	$60,400.49	$7,679.33	$68,079.82

b)	All remaining variable annuity income is reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value before the withdrawal:

i.	Percentage reduction of Withdrawal Value = 12.807407%

[$10,000 / $78,079.82 = 12.807407%]

ii.	10/1/2002 Variable Annuity Payment (before withdrawal) = $433.66

iii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $378.12

[$433.66 x 0.12807407 = $55.54 $433.66 - $55.54 = $378.12]

c)	The partial withdrawal has no impact on the length of the Withdrawal Period.

II. Partial Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner makes a partial withdrawal after the 5th anniversary of the First Annuity Income Date, then

a)	The Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2010	—	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Partial Withdrawal of $10,000	$34,840.52		$34,840.52

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b)

All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.	10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $421.96

c)	The Withdrawal Period is reduced.

i.	Withdrawal Period End Date (before withdrawal) = June 1, 2020

ii.	Withdrawal Period End Date (after withdrawal) = July 1, 2018

III. Full Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws all of the Withdrawal Value after the 5th anniversary of the First Annuity Income Date, then

a)	There is no longer a Withdrawal Value.

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2010	—	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Full Withdrawal of $44,840.52	$0		$0

b)

All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.	10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $150.61

c)	The Withdrawal Period ends.

37

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2025. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier C000024025

EFFLI-PRO-0425

1.825528.120

38

FREEDOM LIFETIME INCOME

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2025

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Empire Fidelity Investments Life Insurance Company® (“EFILI” or the “Company”) through Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2025, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

Variable Account (enclosed)

Empire Fidelity Investments Life Insurance Company (enclosed)

EFFLI-PTB-0425

1.825529.120

GENERAL INFORMATION AND HISTORY

Empire Fidelity Investments Life Insurance Company (“EFILI”)

EFILI is a stock life insurance company that was established in 1991 and exists in accordance with the laws, rules and regulations of the State of New York. EFILI issues life insurance and annuity products only in the State of New York. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company.

Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”)

The Variable Account is a separate investment account of EFILI established pursuant to New York law on July 15, 1991. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting EFILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While EFILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

Furthermore, EFILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following:

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

2

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)	Start with Part A at the close of the prior Valuation Period.

(2)	Multiply (1) by the Net Investment Factor for the Subaccount in which your Contract is invested. See Net Investment Factor in the Glossary of the Prospectus.

(3)	If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)

Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)	Start with Part B at the close of the prior Valuation Period.

(2)	Multiply (1) by the Net Investment Factor for the Subaccount in which your Contract is invested.

(3)

Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)

Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

3

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA is a wholly-owned, direct subsidiary of FMR LLC; and FBS and EFILI are wholly-owned, indirect subsidiaries of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contracts has been discontinued although you may continue to make exchanges among Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS

2024	$867,755	$867,755

2023	$733,472	$733,472

2022	$774,318	$774,318

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

EXPERTS

The financial statements of the Company as of December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2024 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Empire Fidelity(R) Investments Variable Annuity Account A Annual Report December 31, 2021 Empire Fidelity Investments Life Insurance Company(R)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity Income Initial Class	VIP – Equity Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments	$22,205	$230,611	$3,709	$27,478	$41,200	$62,153	$86,832	$106,458

Receivable from EFILI	—	—	—	—	—	—	10	1

Total Assets	$22,205	$230,611	$3,709	$27,478	$41,200	$62,153	$86,842	$106,459

Liabilities:

Payable to EFILI	—	—	22	—	25	—	—	—

Total Net Assets	$22,205	$230,611	$3,687	$27,478	$41,175	$62,153	$86,842	$106,459

Net Assets:

Retirement Reserves	$21,938	$—	$3,102	$—	$38,257	$—	$82,945	$—

Income Advantage	267	—	585	—	2,918	—	3,897	—

Personal Retirement	—	228,836	—	27,478	—	62,153	—	106,459

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	1,775	—	—	—	—	—	—

Total Net Assets	$22,205	$230,611	$3,687	$27,478	$41,175	$62,153	$86,842	$106,459

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	959	—	47	—	184	—	182	—

Unit value	$22.87	$—	$65.98	$—	$207.44	$—	$455.54	$—

Income Advantage:

Units outstanding	12	—	10	—	15	—	9	—

Unit value	$21.72	$—	$62.65	$—	$196.99	$—	$432.60	$—

Personal Retirement:

Units outstanding	—	18,849	—	1,250	—	1,428	—	1,126

Highest value	$—	$12.99	$—	$30.88	$—	$66.45	$—	$138.14

Lowest value	$—	$11.39	$—	$19.84	$—	$40.25	$—	$89.28

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	154	—	—	—	—	—	—

Highest value	$—	$10.24	$—	$—	$—	$—	$—	$—

Lowest value	$—	$9.70	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	21	—	—	—	—	—	—

Highest value	$—	$9.98	$—	$—	$—	$—	$—	$—

Lowest value	$—	$9.47	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Assets:

Investments	$6,810	$21,041	$9,457	$61,579	$19,329	$22,523	$550,428	$5,905

Receivable from EFILI	—	—	—	—	—	—	—	1

Total Assets	$6,810	$21,041	$9,457	$61,579	$19,329	$22,523	$550,428	$5,906

Liabilities:

Payable to EFILI	—	—	28	—	18	—	136	—

Total Net Assets	$6,810	$21,041	$9,429	$61,579	$19,311	$22,523	$550,292	$5,906

Net Assets:

Retirement Reserves	$6,570	$—	$8,261	$—	$18,562	$—	$68,322	$5,696

Income Advantage	240	—	1,168	—	749	—	3,919	210

Personal Retirement	—	21,041	—	61,579	—	22,523	478,051	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$6,810	$21,041	$9,429	$61,579	$19,311	$22,523	$550,292	$5,906

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	89	—	181	—	220	—	355	89

Unit value	$74.03	$—	$45.68	$—	$84.31	$—	$192.39	$63.87

Income Advantage:

Units outstanding	3	—	28	—	10	—	22	3

Unit value	$70.30	$—	$43.38	$—	$80.06	$—	$182.70	$60.66

Personal Retirement:

Units outstanding	—	818	—	3,994	—	835	7,002	—

Highest value	$—	$34.90	$—	$17.91	$—	$35.08	$95.36	$—

Lowest value	$—	$25.57	$—	$14.00	$—	$25.18	$65.46	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:
Investments	$12,365	$166,875	$291,326	$14,084	$326,132	$3,653	$18,192	$18,520
Receivable from EFILI	—	1	2	4	—	1	—	7

Total Assets	$12,365	$166,876	$291,328	$14,088	$326,132	$3,654	$18,192	$18,527

Liabilities:

Payable to EFILI	—	98	—	—	—	—	—	—

Total Net Assets	$12,365	$166,778	$291,328	$14,088	$326,132	$3,654	$18,192	$18,527

Net Assets:

Retirement Reserves	$—	$158,647	$—	$12,987	$—	$3,491	$—	$17,133

Income Advantage	—	8,131	—	1,101	—	163	—	1,394

Personal Retirement	12,365	—	291,328	—	270,775	—	18,192	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	55,357	—	—	—

Total Net Assets	$12,365	$166,778	$291,328	$14,088	$326,132	$3,654	$18,192	$18,527

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	644	—	201	—	42	—	203

Unit value	$—	$246.33	$—	$64.67	$—	$82.87	$—	$84.31

Income Advantage:

Units outstanding	—	35	—	18	—	2	—	17

Unit value	$—	$233.92	$—	$61.41	$—	$79.39	$—	$80.06

Personal Retirement:

Units outstanding	368	—	4,122	—	6,034	—	246	—

Highest value	$44.79	$—	$103.61	$—	$65.07	$—	$112.05	$—

Lowest value	$31.16	$—	$68.84	$—	$41.35	$—	$71.52	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	1,046	—	—	—

Highest value	$—	$—	$—	$—	$55.41	$—	$—	$—

Lowest value	$—	$—	$—	$—	$32.50	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	548	—	—	—

Highest value	$—	$—	$—	$—	$54.07	$—	$—	$—

Lowest value	$—	$—	$—	$—	$31.66	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments	$38,463	$23,439	$106,988	$25,100	$63,173	$4,057	$18,347	$2,511

Receivable from EFILI	—	1	—	—	—	1	—	1

Total Assets	$38,463	$23,440	$106,988	$25,100	$63,173	$4,058	$18,347	$2,512

Liabilities:

Payable to EFILI	—	284	—	54	—	—	—	—

Total Net Assets	$38,463	$23,156	$106,988	$25,046	$63,173	$4,058	$18,347	$2,512

Net Assets:

Retirement Reserves	$—	$21,364	$—	$22,553	$—	$3,638	$—	$2,413

Income Advantage	—	1,792	—	2,493	—	420	—	99

Personal Retirement	38,463	—	106,988	—	63,173	—	18,347	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$38,463	$23,156	$106,988	$25,046	$63,173	$4,058	$18,347	$2,512

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	181	—	267	—	66	—	46

Unit value	$—	$118.29	$—	$84.45	$—	$54.83	$—	$52.15

Income Advantage:

Units outstanding	—	19	—	32	—	8	—	2

Unit value	$—	$112.33	$—	$80.35	$—	$52.53	$—	$49.74

Personal Retirement:

Units outstanding	651	—	925	—	1,425	—	381	—

Highest value	$81.77	$—	$196.41	$—	$71.42	$—	$98.06	$—

Lowest value	$55.62	$—	$106.07	$—	$40.63	$—	$46.89	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments	$21,322	$48,364	$186,629	$3,042	$13,523	$10,191	$51,788	$1,480

Receivable from EFILI	—	28	—	1	1	3	—	—

Total Assets	$21,322	$48,392	$186,629	$3,043	$13,524	$10,194	$51,788	$1,480

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$21,322	$48,392	$186,629	$3,043	$13,524	$10,194	$51,788	$1,480

Net Assets:

Retirement Reserves	$—	$45,912	$—	$2,968	$—	$9,727	$—	$1,423

Income Advantage	—	2,480	—	75	—	467	—	57

Personal Retirement	21,322	—	186,629	—	13,524	—	51,788	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$21,322	$48,392	$186,629	$3,043	$13,524	$10,194	$51,788	$1,480

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	312	—	79	—	130	—	41

Unit value	$—	$147.00	$—	$37.76	$—	$74.93	$—	$34.53

Income Advantage:

Units outstanding	—	18	—	2	—	6	—	2

Unit value	$—	$140.22	$—	$36.02	$—	$71.47	$—	$32.94

Personal Retirement:

Units outstanding	425	—	1,285	—	600	—	744	—

Highest value	$57.30	$—	$305.68	$—	$31.54	$—	$98.47	$—

Lowest value	$46.59	$—	$133.54	$—	$21.49	$—	$68.14	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments	$23,687	$2,586	$22,506	$2,167	$23,779	$2,072	$15,247	$3,565

Receivable from EFILI	—	—	1	1	—	—	1	1

Total Assets	$23,687	$2,586	$22,507	$2,168	$23,779	$2,072	$15,248	$3,566

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$23,687	$2,586	$22,507	$2,168	$23,779	$2,072	$15,248	$3,566

Net Assets:

Retirement Reserves	$—	$2,553	$—	$2,002	$—	$1,965	$—	$2,957

Income Advantage	—	33	—	166	—	107	—	609

Personal Retirement	23,687	—	22,507	—	23,779	—	15,248	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$23,687	$2,586	$22,507	$2,168	$23,779	$2,072	$15,248	$3,566

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	28	—	29	—	45	—	124

Unit value	$—	$89.72	$—	$69.92	$—	$43.53	$—	$23.86

Income Advantage:

Units outstanding	—	—	—	2	—	3	—	27

Unit value	$—	$—	$—	$66.69	$—	$41.70	$—	$22.89

Personal Retirement:

Units outstanding	558	—	388	—	340	—	552	—

Highest value	$77.22	$—	$93.53	$—	$124.77	$—	$63.43	$—

Lowest value	$30.76	$—	$53.89	$—	$69.01	$—	$26.45	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class(C)	VIP – Investor Freedom Income Investor Class(C)

Assets:

Investments	$51,700	$1,844	$35,084	$2,145	$25,997	$1,306	$4,829

Receivable from EFILI	—	2	—	1	—	—	—

Total Assets	$51,700	$1,846	$35,084	$2,146	$25,997	$1,306	$4,829

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—

Total Net Assets	$51,700	$1,846	$35,084	$2,146	$25,997	$1,306	$4,829

Net Assets:

Retirement Reserves	$—	$1,755	$—	$1,766	$—	$1,306	$—

Income Advantage	—	91	—	380	—	—	—

Personal Retirement	51,700	—	35,084	—	25,997	—	4,829

Freedom Lifetime	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—

Total Net Assets	$51,700	$1,846	$35,084	$2,146	$25,997	$1,306	$4,829

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	55	—	41	—	71	—

Unit value	$—	$32.03	$—	$43.39	$—	$18.37	$—

Income Advantage:

Units outstanding	—	3	—	9	—	—	—

Unit value	$—	$30.79	$—	$41.72	$—	$—	$—

Personal Retirement:

Units outstanding	2,636	—	995	—	524	—	250

Highest value	$24.67	$—	$66.72	$—	$88.55	$—	$20.55

Lowest value	$17.22	$—	$33.12	$—	$45.75	$—	$16.93

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

(C)	Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class

Assets:

Investments	$352	$4,381	$851	$8,930	$1,057	$14,793	$1,776

Receivable from EFILI	—	—	—	1	—	—	—

Total Assets	$352	$4,381	$851	$8,931	$1,057	$14,793	$1,776

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—

Total Net Assets	$352	$4,381	$851	$8,931	$1,057	$14,793	$1,776

Net Assets:

Retirement Reserves	$352	$—	$851	$—	$1,057	$—	$1,776

Income Advantage	—	—	—	—	—	—	—

Personal Retirement	—	4,381	—	8,931	—	14,793	—

Freedom Lifetime	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—

Total Net Assets	$352	$4,381	$851	$8,931	$1,057	$14,793	$1,776

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	15	—	33	—	38	—	58

Unit value	$23.60	$—	$25.91	$—	$27.71	$—	$30.57

Income Advantage:

Units outstanding	—	—	—	—	—	—	—

Unit value	$—	$—	$—	$—	$—	$—	$—

Personal Retirement:

Units outstanding	—	163	—	336	—	505	—

Highest value	$—	$30.54	$—	$33.64	$—	$38.48	$—

Lowest value	$—	$22.27	$—	$24.23	$—	$26.68	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Assets:

Investments	$14,792	$1,381	$23,051	$41	$720	$—	$950	$31

Receivable from EFILI	—	—	—	—	—	—	—	—

Total Assets	$14,792	$1,381	$23,051	$41	$720	$—	$950	$31

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$14,792	$1,381	$23,051	$41	$720	$—	$950	$31

Net Assets:

Retirement Reserves	$—	$1,381	$—	$41	$—	$—	$—	$31

Income Advantage	—	—	—	—	—	—	—	—

Personal Retirement	14,792	—	23,051	—	720	—	950	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$14,792	$1,381	$23,051	$41	$720	$—	$950	$31

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	43	—	3	—	—	—	3

Unit value	$—	$32.44	$—	$11.94	$—	$—	$—	$12.41

Income Advantage:

Units outstanding	—	—	—	—	—	—	—	—

Unit value	$—	$—	$—	$—	$—	$—	$—	$—

Personal Retirement:

Units outstanding	454	—	662	—	60	—	77	—

Highest value	$43.18	$—	$48.17	$—	$12.07	$—	$12.43	$—

Lowest value	$29.56	$—	$32.41	$—	$—	$—	$—	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Assets:

Investments	$27	$—	$226	$936	$860	$2,301	$1,538	$31,942

Receivable from EFILI	—	—	—	1	2	2	—	—

Total Assets	$27	$—	$226	$937	$862	$2,303	$1,538	$31,942

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$27	$—	$226	$937	$862	$2,303	$1,538	$31,942

Net Assets:

Retirement Reserves	$—	$—	$—	$—	$—	$—	$1,489	$—

Income Advantage	—	—	—	—	—	—	49	—

Personal Retirement	27	—	226	—	—	—	—	31,942

Freedom Lifetime	—	—	—	937	862	2,303	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$27	$—	$226	$937	$862	$2,303	$1,538	$31,942

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	—	—	—	—	—	44	—

Unit value	$—	$—	$—	$—	$—	$—	$33.94	$—

Income Advantage:

Units outstanding	—	—	—	—	—	—	1	—

Unit value	$—	$—	$—	$—	$—	$—	$32.69	$—

Personal Retirement:

Units outstanding	2	—	18	—	—	—	—	727

Highest value	$12.52	$—	$12.51	$—	$—	$—	$—	$68.78

Lowest value	$—	$—	$—	$—	$—	$—	$—	$37.08

Freedom Lifetime Income:

Units outstanding	—	—	—	46	35	78	—	—

Units value	$—	$—	$—	$20.36	$24.26	$29.36	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class

Assets:

Investments	$51,233	$447	$728	$135,449	$165,345	$167,520	$77,485	$997

Receivable from EFILI	1	—	—	9	6	4	—	—

Total Assets	$51,234	$447	$728	$135,458	$165,351	$167,524	$77,485	$997

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$51,234	$447	$728	$135,458	$165,351	$167,524	$77,485	$997

Net Assets:

Retirement Reserves	$2,432	$—	$43	$8,310	$3,307	$4,069	$1,076	$996

Income Advantage	346	—	—	2,265	824	854	395	1

Personal Retirement	48,023	447	685	120,990	110,888	161,232	76,014	—

Freedom Lifetime	433	—	—	3,893	7,106	1,369	—	—

Growth & Guaranteed Income	—	—	—	—	43,226	—	—	—

Total Net Assets	$51,234	$447	$728	$135,458	$165,351	$167,524	$77,485	$997

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	142	—	4	353	138	147	35	27

Unit value	$17.12	$—	$11.25	$23.56	$23.90	$27.72	$30.68	$37.16

Income Advantage:

Units outstanding	21	—	—	100	36	32	13	—

Unit value	$16.49	$—	$—	$22.69	$23.11	$26.70	$29.55	$—

Personal Retirement:

Units outstanding	2,638	40	60	4,640	4,031	5,081	2,085	—

Highest value	$19.67	$11.16	$11.35	$32.63	$38.55	$44.09	$54.28	$—

Lowest value	$16.84	$—	$—	$25.13	$26.21	$30.74	$34.02	$—

Freedom Lifetime Income:

Units outstanding	27	—	—	174	287	52	—	—

Units value	$16.23	$—	$—	$22.34	$24.72	$26.35	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	1,349	—	—	—

Highest value	$—	$—	$—	$—	$32.83	$—	$—	$—

Lowest value	$—	$—	$—	$—	$22.35	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	346	—	—	—

Highest value	$—	$—	$—	$—	$32.03	$—	$—	$—

Lowest value	$—	$—	$—	$—	$21.77	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class

Assets:

Investments	$15,828	$891	$4,385	$2,802	$16,845	$526	$13,510	$1,946

Receivable from EFILI	—	—	—	2	—	—	—	—

Total Assets	$15,828	$891	$4,385	$2,804	$16,845	$526	$13,510	$1,946

Liabilities:

Payable to EFILI	—	1	—	—	—	—	—	—

Total Net Assets	$15,828	$890	$4,385	$2,804	$16,845	$526	$13,510	$1,946

Net Assets:

Retirement Reserves	$—	$875	$—	$1,977	$—	$515	$—	$1,879

Income Advantage	—	15	—	827	—	11	—	67

Personal Retirement	15,828	—	4,385	—	16,845	—	13,510	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$15,828	$890	$4,385	$2,804	$16,845	$526	$13,510	$1,946

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	31	—	51	—	37	—	128

Unit value	$—	$27.90	$—	$38.59	$—	$13.81	$—	$14.71

Income Advantage:

Units outstanding	—	1	—	22	—	1	—	5

Unit value	$—	$26.92	$—	$37.24	$—	$13.36	$—	$14.40

Personal Retirement:

Units outstanding	402	—	143	—	335	—	735	—

Highest value	$50.55	$—	$61.48	$—	$101.76	$—	$39.88	$—

Lowest value	$38.36	$—	$28.56	$—	$41.96	$—	$14.95	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity - Class I	VIF – Emerging Markets Debt - Class I	VIF – Global Strategist Class II

Assets:
Investments	$30,601	$34,520	$62,835	$8,538	$19,018	$5,525	$7,603	$4,117
Receivable from EFILI	—	—	1	—	—	1	—	1

Total Assets	$30,601	$34,520	$62,836	$8,538	$19,018	$5,526	$7,603	$4,118
Liabilities:
Payable to EFILI	—	—	—	—	1	—	1	—

Total Net Assets	$30,601	$34,520	$62,836	$8,538	$19,017	$5,526	$7,602	$4,118

Net Assets:

Retirement Reserves	$—	$1,162	$1,925	$388	$597	$1,226	$901	$320

Income Advantage	—	55	78	—	21	72	72	97

Personal Retirement	30,601	33,303	60,833	8,150	18,399	4,228	6,629	3,701

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$30,601	$34,520	$62,836	$8,538	$19,017	$5,526	$7,602	$4,118

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	113	90	25	49	38	24	14

Unit value	$—	$10.25	$21.29	$15.38	$12.19	$32.54	$37.48	$23.60

Income Advantage:

Units outstanding	—	5	4	—	2	2	2	4

Unit value	$—	$10.11	$21.01	$—	$12.03	$30.90	$35.59	$22.41

Personal Retirement:

Units outstanding	1,951	3,115	2,740	508	1,447	285	379	171

Highest value	$15.79	$10.73	$22.30	$16.10	$12.77	$28.65	$24.07	$31.84

Lowest value	$15.54	$10.63	$22.08	$15.94	$12.64	$14.14	$15.41	$18.70

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	Invesco – VI Global Core Equity	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Investor	PVIT – Commodity Real Return Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative

Assets:

Investments	$6,359	$3,461	$1,481	$5,752	$3,812	$26,493	$12,410	$29,043

Receivable from EFILI	—	1	—	—	—	—	—	2

Total Assets	$6,359	$3,462	$1,481	$5,752	$3,812	$26,493	$12,410	$29,045

Liabilities:

Payable to EFILI	19	—	45	—	—	—	—	1

Total Net Assets	$6,340	$3,462	$1,436	$5,752	$3,812	$26,493	$12,410	$29,044

Net Assets:

Retirement Reserves	$382	$3,333	$1,315	$908	$8	$1,100	$601	$1,018

Income Advantage	52	129	121	31	—	6	18	3

Personal Retirement	5,906	—	—	4,813	3,804	25,387	11,791	28,023

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$6,340	$3,462	$1,436	$5,752	$3,812	$26,493	$12,410	$29,044

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	12	42	14	49	1	95	43	78

Unit value	$32.42	$79.42	$94.32	$18.43	$7.56	$11.58	$13.86	$13.11

Income Advantage:

Units outstanding	2	2	2	2	—	1	1	—

Unit value	$30.79	$75.42	$89.57	$17.75	$—	$11.23	$13.44	$—

Personal Retirement:

Units outstanding	222	—	—	280	462	2,053	821	2,031

Highest value	$35.04	$—	$—	$32.21	$8.28	$12.60	$15.08	$14.26

Lowest value	$21.84	$—	$—	$15.18	$8.12	$12.16	$13.89	$13.31

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I. Fund - Class 1	FTVIP – Templeton Global Bond Fund - Class 2	FTVIP – Franklin US Government Securities Fund - Class 2

Assets:

Investments	$27,254	$3,608	$4,566

Receivable from EFILI	—	—	—

Total Assets	$27,254	$3,608	$4,566

Liabilities:

Payable to EFILI	—	—	—

Total Net Assets	$27,254	$3,608	$4,566

Net Assets:

Retirement Reserves	$663	$63	$248

Income Advantage	10	—	—

Personal Retirement	26,581	3,545	4,318

Freedom Lifetime	—	—	—

Growth & Guaranteed Income	—	—	—

Total Net Assets	$27,254	$3,608	$4,566

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	36	8	25

Unit value	$18.23	$8.22	$9.78

Income Advantage:

Units outstanding	1	—	—

Unit value	$17.76	$—	$—

Personal Retirement:

Units outstanding	1,345	397	406

Highest value	$19.94	$8.99	$10.69

Lowest value	$19.56	$8.82	$10.49

Freedom Lifetime Income:

Units outstanding	—	—	—

Units value	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—

Highest value	$—	$—	$—

Lowest value	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—

Highest value	$—	$—	$—

Lowest value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity Income Initial Class	VIP – Equity Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Income:
Dividends	$1,060	$11,639	$219	$1,644	$727	$1,067	$1	$—

Expenses:
Retirement Reserves:
Mortality and expense risk charges	158	—	24	—	291	—	599	—
Administrative and other charges	11	—	2	—	19	—	40	—

Total expenses	169	—	26	—	310	—	639	—

Income Advantage:
Mortality and expense risk charges	2	—	3	—	22	—	29	—
Administrative and other charges	1	—	3	—	8	—	9	—

Total expenses	3	—	6	—	30	—	38	—

Personal Retirement:
Mortality and expense risk charges	—	283	—	29	—	70	—	100
Administrative and other charges	—	118	—	14	—	29	—	47

Total expenses	—	401	—	43	—	99	—	147

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	9	—	—	—	—	—	—
Administrative and other charges	—	3	—	—	—	—	—	—

Total expenses	—	12	—	—	—	—	—	—

Total expenses	172	413	32	43	340	99	677	147

Net investment income (loss)	888	11,226	187	1,601	387	968	(676)	(147)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(642)	50	420	986	3,985	4,089
Realized gain distributions	—	—	—	—	2,380	3,566	18,246	21,632

Net realized gain (loss) on investments	—	—	(642)	50	2,800	4,552	22,231	25,721
Unrealized appreciation (depreciation)	—	—	752	610	2,343	2,424	(954)	(2,822)

Net increase (decrease) in net assets from operations	$888	$11,226	$297	$2,261	$5,530	$7,944	$20,601	$22,752

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Income:
Dividends	$117	$343	$340	$2,122	$471	$536	$6,557	$104

Expenses:
Retirement Reserves:
Mortality and expense risk charges	53	—	66	—	142	—	486	43
Administrative and other charges	4	—	4	—	9	—	32	3

Total expenses	57	—	70	—	151	—	518	46

Income Advantage:
Mortality and expense risk charges	2	—	10	—	6	—	28	1
Administrative and other charges	1	—	3	—	2	—	11	1

Total expenses	3	—	13	—	8	—	39	2

Personal Retirement:
Mortality and expense risk charges	—	24	—	71	—	26	472	—
Administrative and other charges	—	11	—	29	—	11	218	—

Total expenses	—	35	—	100	—	37	690	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	60	35	83	100	159	37	1,247	48

Net investment income (loss)	57	308	257	2,022	312	499	5,310	56

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	90	897	(173)	(384)	(61)	67	28,878	143
Realized gain distributions	322	1,005	—	—	124	145	317	69

Net realized gain (loss) on investments	412	1,902	(173)	(384)	63	212	29,195	212
Unrealized appreciation (depreciation)	(146)	(1,063)	10	(926)	1,059	1,069	73,668	287

Net increase (decrease) in net assets from operations	$323	$1,147	$94	$712	$1,434	$1,780	$108,173	$555

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Income:
Dividends	$211	$296	$380	$255	$5,721	$8	$27	$260

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	1,140	—	98	—	25	—	124
Administrative and other charges	—	76	—	7	—	2	—	8

Total expenses	—	1,216	—	105	—	27	—	132

Income Advantage:
Mortality and expense risk charges	—	59	—	9	—	2	—	11
Administrative and other charges	—	20	—	3	—	—	—	3

Total expenses	—	79	—	12	—	2	—	14

Personal Retirement:
Mortality and expense risk charges	16	—	299	—	371	—	21	—
Administrative and other charges	6	—	134	—	130	—	8	—

Total expenses	22	—	433	—	501	—	29	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	525	—	—	—
Administrative and other charges	—	—	—	—	142	—	—	—

Total expenses	—	—	—	—	667	—	—	—

Total expenses	22	1,295	433	117	1,168	29	29	146

Net investment income (loss)	189	(999)	(53)	138	4,553	(21)	(2)	114

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	265	7,308	15,965	768	11,333	96	829	612
Realized gain distributions	137	18,799	33,326	459	10,079	141	715	1,181

Net realized gain (loss) on investments	402	26,107	49,291	1,227	21,412	237	1,544	1,793
Unrealized appreciation (depreciation)	567	18,411	24,505	634	19,028	484	2,244	1,472

Net increase (decrease) in net assets from operations	$1,158	$43,519	$73,743	$1,999	$44,993	$700	$3,786	$3,379

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Income:
Dividends	$533	$—	$—	$134	$307	$42	$179	$43

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	148	—	172	—	30	—	15
Administrative and other charges	—	10	—	12	—	2	—	1

Total expenses	—	158	—	184	—	32	—	16

Income Advantage:
Mortality and expense risk charges	—	12	—	20	—	3	—	1
Administrative and other charges	—	6	—	6	—	1	—	—

Total expenses	—	18	—	26	—	4	—	1

Personal Retirement:
Mortality and expense risk charges	42	—	100	—	67	—	21	—
Administrative and other charges	18	—	46	—	31	—	9	—

Total expenses	60	—	146	—	98	—	30	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	60	176	146	210	98	36	30	17

Net investment income (loss)	473	(176)	(146)	(76)	209	6	149	26

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,370	1,196	4,335	495	1,107	99	328	38
Realized gain distributions	2,515	—	—	3,145	7,961	589	2,636	101

Net realized gain (loss) on investments	3,885	1,196	4,335	3,640	9,068	688	2,964	139
Unrealized appreciation (depreciation)	2,699	5,690	24,897	292	182	(305)	(1,463)	286

Net increase (decrease) in net assets from operations	$7,057	$6,710	$29,086	$3,856	$9,459	$389	$1,650	$451

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Income:
Dividends	$360	$—	$—	$79	$363	$—	$—	$25

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	319	—	28	—	83	—	9
Administrative and other charges	—	21	—	2	—	6	—	1

Total expenses	—	340	—	30	—	89	—	10

Income Advantage:
Mortality and expense risk charges	—	17	—	1	—	4	—	—
Administrative and other charges	—	6	—	—	—	1	—	—

Total expenses	—	23	—	1	—	5	—	—

Personal Retirement:
Mortality and expense risk charges	19	—	170	—	21	—	65	—
Administrative and other charges	8	—	87	—	9	—	29	—

Total expenses	27	—	257	—	30	—	94	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	27	363	257	31	30	94	94	10

Net investment income (loss)	333	(363)	(257)	48	333	(94)	(94)	15

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	523	2,621	13,602	10	231	432	1,719	55
Realized gain distributions	844	1,800	6,948	—	—	—	—	51

Net realized gain (loss) on investments	1,367	4,421	20,550	10	231	432	1,719	106
Unrealized appreciation (depreciation)	2,100	8,730	29,708	94	288	234	1,201	205

Net increase (decrease) in net assets from operations	$3,800	$12,788	$50,001	$152	$852	$572	$2,826	$326

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Income:
Dividends	$342	$17	$144	$1	$10	$85	$618	$132

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	19	—	14	—	15	—	23
Administrative and other charges	—	1	—	1	—	1	—	2

Total expenses	—	20	—	15	—	16	—	25

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	1	—	4
Administrative and other charges	—	—	—	1	—	—	—	2

Total expenses	—	—	—	1	—	1	—	6

Personal Retirement:
Mortality and expense risk charges	21	—	21	—	23	—	15	—
Administrative and other charges	10	—	10	—	11	—	8	—

Total expenses	31	—	31	—	34	—	23	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	31	20	31	16	34	17	23	31

Net investment income (loss)	311	(3)	113	(15)	(24)	68	595	101

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	670	80	627	164	1,650	(217)	(150)	(25)
Realized gain distributions	785	176	1,465	6	66	—	—	—

Net realized gain (loss) on investments	1,455	256	2,092	170	1,716	(217)	(150)	(25)
Unrealized appreciation (depreciation)	3,645	220	1,839	271	3,209	241	441	110

Net increase (decrease) in net assets from operations	$5,411	$473	$4,044	$426	$4,901	$92	$886	$186

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class(C)	VIP – Investor Freedom Income Investor Class(C)	VIP – Freedom 2005 Initial Class(C)

Income:
Dividends	$1,850	$14	$241	$28	$308	$45	$170	$7

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	14	—	14	—	8	—	2
Administrative and other charges	—	1	—	1	—	1	—	—

Total expenses	—	15	—	15	—	9	—	2

Income Advantage:
Mortality and expense risk charges	—	1	—	3	—	—	—	—
Administrative and other charges	—	—	—	1	—	—	—	—

Total expenses	—	1	—	4	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	61	—	34	—	32	—	7	—
Administrative and other charges	24	—	19	—	13	—	2	—

Total expenses	85	—	53	—	45	—	9	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	85	16	53	19	45	9	9	2

Net investment income (loss)	1,765	(2)	188	9	263	36	161	5

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(102)	49	1,233	69	1,179	2	12	(48)
Realized gain distributions	—	—	—	216	2,619	1	3	—

Net realized gain (loss) on investments	(102)	49	1,233	285	3,798	3	15	(48)
Unrealized appreciation (depreciation)	1,145	89	1,256	(47)	(1,020)	—	(12)	53

Net increase (decrease) in net assets from operations	$2,808	$136	$2,677	$247	$3,041	$39	$164	$10

(C)	Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2005 Investor Class(C)	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class

Income:
Dividends	$24	$14	$156	$28	$289	$32	$431	$45

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	5	—	7	—	9	—	14
Administrative and other charges	—	—	—	—	—	1	—	1

Total expenses	—	5	—	7	—	10	—	15

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	2	—	8	—	13	—	26	—
Administrative and other charges	—	—	2	—	4	—	7	—

Total expenses	2	—	10	—	17	—	33	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	2	5	10	7	17	10	33	15

Net investment income (loss)	22	9	146	21	272	22	398	30

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(249)	(43)	3	(11)	(39)	(2)	123	48
Realized gain distributions	—	—	4	28	35	37	166	3

Net realized gain (loss) on investments	(249)	(43)	7	17	(4)	35	289	51
Unrealized appreciation (depreciation)	266	61	58	13	287	38	406	61

Net increase (decrease) in net assets from operations	$39	$27	$211	$51	$555	$95	$1,093	$142

(C)	Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Income:
Dividends	$385	$33	$524	$1	$12	$—	$12	$—

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	11	—	—	—	—	—	—
Administrative and other charges	—	1	—	—	—	—	—	—

Total expenses	—	12	—	—	—	—	—	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	29	—	42	—	1	—	1	—
Administrative and other charges	8	—	12	—	—	—	—	—

Total expenses	37	—	54	—	1	—	1	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	37	12	54	—	1	—	1	—

Net investment income (loss)	348	21	470	1	11	—	11	—

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	394	37	607	2	54	—	—	1
Realized gain distributions	117	3	49	1	6	—	17	—

Net realized gain (loss) on investments	511	40	656	3	60	—	17	1
Unrealized appreciation (depreciation)	511	58	1,024	1	(43)	—	61	1

Net increase (decrease) in net assets from operations	$1,370	$119	$2,150	$5	$28	$—	$89	$2

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Income:
Dividends	$—	$—	$2	$38	$30	$63	$17	$324

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	—	—	—	11	—
Administrative and other charges	—	—	—	—	—	—	1	—

Total expenses	—	—	—	—	—	—	12	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	1	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	1	—

Personal Retirement:
Mortality and expense risk charges	—	—	—	—	—	—	—	32
Administrative and other charges	—	—	—	—	—	—	—	15

Total expenses	—	—	—	—	—	—	—	47

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	5	4	13	—	—
Administrative and other charges	—	—	—	1	1	1	—	—

Total expenses	—	—	—	6	5	14	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	—	—	—	6	5	14	13	47

Net investment income (loss)	—	—	2	32	25	49	4	277

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	4	(13)	2	18	62	849
Realized gain distributions	—	—	2	1	2	25	10	188

Net realized gain (loss) on investments	—	—	6	(12)	4	43	72	1,037
Unrealized appreciation (depreciation)	(1)	—	1	21	13	68	141	3,114

Net increase (decrease) in net assets from operations	$(1)	$—	$9	$41	$42	$160	$217	$4,428

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class

Income:
Dividends	$1,862	$12	$18	$3,273	$3,443	$2,914	$1,029	$26

Expenses:
Retirement Reserves:
Mortality and expense risk charges	19	—	2	70	24	31	8	7
Administrative and other charges	1	—	—	5	2	2	1	1

Total expenses	20	—	2	75	26	33	9	8

Income Advantage:
Mortality and expense risk charges	2	—	—	19	6	7	3	—
Administrative and other charges	1	—	—	6	2	3	1	—

Total expenses	3	—	—	25	8	10	4	—

Personal Retirement:
Mortality and expense risk charges	73	1	2	182	176	240	96	—
Administrative and other charges	24	—	—	62	58	78	34	—

Total expenses	97	1	2	244	234	318	130	—

Freedom Lifetime Income:
Mortality and expense risk charges	3	—	—	20	36	7	1	—
Administrative and other charges	—	—	—	4	7	1	(1)	—

Total expenses	3	—	—	24	43	8	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	461	—	—	—
Administrative and other charges	—	—	—	—	122	—	—	—

Total expenses	—	—	—	—	583	—	—	—

Total expenses	123	1	4	368	894	369	143	8

Net investment income (loss)	1,739	11	14	2,905	2,549	2,545	886	18

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	—	23	305	1,389	1,839	420	—
Realized gain distributions	—	1	3	—	—	—	—	27

Net realized gain (loss) on investments	2	1	26	305	1,389	1,839	420	27
Unrealized appreciation (depreciation)	992	(1)	19	7,836	11,306	11,664	6,882	(7)

Net increase (decrease) in net assets from operations	$2,733	$11	$59	$11,046	$15,244	$16,048	$8,188	$38

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class

Income:
Dividends	$350	$13	$58	$—	$—	$8	$184	$140

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	9	—	17	—	4	—	14
Administrative and other charges	—	1	—	1	—	—	—	1

Total expenses	—	10	—	18	—	4	—	15

Income Advantage:
Mortality and expense risk charges	—	—	—	6	—	—	—	1
Administrative and other charges	—	—	—	2	—	—	—	—

Total expenses	—	—	—	8	—	—	—	1

Personal Retirement:
Mortality and expense risk charges	20	—	8	—	17	—	13	—
Administrative and other charges	9	—	2	—	8	—	6	—

Total expenses	29	—	10	—	25	—	19	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	29	10	10	26	25	4	19	16

Net investment income (loss)	321	3	48	(26)	(25)	4	165	124

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	148	26	(7)	567	1,870	(17)	135	18
Realized gain distributions	454	4	19	63	334	—	—	—

Net realized gain (loss) on investments	602	30	12	630	2,204	(17)	135	18
Unrealized appreciation (depreciation)	16	(34)	(181)	255	2,164	61	1,018	3

Net increase (decrease) in net assets from operations	$939	$(1)	$(121)	$859	$4,343	$48	$1,318	$145

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity - Class I	VIF – Emerging Markets Debt - Class I	VIF – Global Strategist Class II

Income:
Dividends	$2,211	$963	$754	$112	$560	$85	$760	$—

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	8	15	3	5	12	7	3
Administrative and other charges	—	—	1	—	—	1	—	—

Total expenses	—	8	16	3	5	13	7	3

Income Advantage:
Mortality and expense risk charges	—	1	1	—	—	1	1	1
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	1	1	—	—	1	1	1

Personal Retirement:
Mortality and expense risk charges	35	32	64	10	20	3	7	4
Administrative and other charges	15	14	26	4	9	3	3	1

Total expenses	50	46	90	14	29	6	10	5

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	50	55	107	17	34	20	18	9

Net investment income (loss)	2,161	908	647	95	526	65	742	(9)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	167	59	2,623	227	544	(264)	(91)	(14)
Realized gain distributions	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	167	59	2,623	227	544	(264)	(91)	(14)
Unrealized appreciation (depreciation)	77	(741)	7,699	665	(139)	632	118	303

Net increase (decrease) in net assets from operations	$2,405	$226	$10,969	$987	$931	$433	$769	$280

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	Invesco – VI Global Core Equity	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Investor	PVIT – Commodity Real Return Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative

Income:
Dividends	$68	$—	$1	$224	$84	$1,043	$347	$1,199

Expenses:
Retirement Reserves:
Mortality and expense risk charges	3	24	9	7	—	10	5	7
Administrative and other charges	—	2	1	—	—	1	—	1

Total expenses	3	26	10	7	—	11	5	8

Income Advantage:
Mortality and expense risk charges	1	1	2	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	1	1	2	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	4	—	—	6	4	31	14	38
Administrative and other charges	3	—	—	3	1	12	7	13

Total expenses	7	—	—	9	5	43	21	51

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	11	27	12	16	5	54	26	59

Net investment income (loss)	57	(27)	(11)	208	79	989	321	1,140

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	61	5	(11)	(397)	(306)	(754)	(163)
Realized gain distributions	59	—	142	—	—	—	—	—

Net realized gain (loss) on investments	98	61	147	(11)	(397)	(306)	(754)	(163)
Unrealized appreciation (depreciation)	735	504	50	255	472	411	684	(288)

Net increase (decrease) in net assets from operations	$890	$538	$186	$452	$154	$1,094	$251	$689

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I. Fund - Class 1	FTVIP – Templeton Global Bond Fund - Class 2	FTVIP – Franklin US Government Securities Fund - Class 2

Income:
Dividends	$332	$—	$132

Expenses:
Retirement Reserves:
Mortality and expense risk charges	5	1	2
Administrative and other charges	—	—	—

Total expenses	5	1	2

Income Advantage:
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—

Total expenses	—	—	—

Personal Retirement:
Mortality and expense risk charges	35	6	5
Administrative and other charges	13	1	2

Total expenses	48	7	7

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—

Total expenses	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—

Total expenses	—	—	—

Total expenses	53	8	9

Net investment income (loss)	279	(8)	123

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	23	(361)	(253)
Realized gain distributions	1,727	—	—

Net realized gain (loss) on investments	1,750	(361)	(253)
Unrealized appreciation (depreciation)	354	(134)	155

Net increase (decrease) in net assets from operations	$2,383	$(503)	$25

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$888	$904	$11,226	$10,275	$187	$187	$1,601	$1,380
Net realized gain (loss) on investments	—	—	—	—	(642)	(899)	50	(599)
Unrealized appreciation (depreciation)	—	—	—	—	752	1,077	610	1,696

Net increase (decrease) in net assets from operations	888	904	11,226	10,275	297	365	2,261	2,477

Contract Transactions:
Payments received from contract owners	—	—	77,447	67,533	—	—	103	39
Transfers between sub-accounts and the fixed account, net	4,774	4,723	(23,505)	6,248	(22)	(85)	687	(2,030)
Contract benefits	(185)	(478)	(10,506)	(8,415)	(133)	(137)	(1)	(1)
Contract terminations	(6,121)	(6,537)	(58,366)	(57,902)	(427)	(311)	(835)	(2,362)
Contract maintenance charges	(5)	(5)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	8	5	—	(4)	(59)	(57)	—	1

Net increase (decrease) in net assets from contract transactions	(1,529)	(2,292)	(14,930)	7,460	(642)	(591)	(46)	(4,353)

Total increase (decrease) in net assets	(641)	(1,388)	(3,704)	17,735	(345)	(226)	2,215	(1,876)

Net Assets:
Beginning of period	22,846	24,234	234,315	216,580	4,032	4,258	25,263	27,139

End of period	$22,205	$22,846	$230,611	$234,315	$3,687	$4,032	$27,478	$25,263

(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$387	$414	$968	$885	$(676)	$(445)	$(147)	$(61)
Net realized gain (loss) on investments	2,800	1,049	4,552	1,588	22,231	5,335	25,721	3,669
Unrealized appreciation (depreciation)	2,343	2,169	2,424	2,672	(954)	14,675	(2,822)	15,481

Net increase (decrease) in net assets from operations	5,530	3,632	7,944	5,145	20,601	19,565	22,752	19,089

Contract Transactions:
Payments received from contract owners	—	—	223	345	—	—	734	294
Transfers between sub-accounts and the fixed account, net	(683)	(710)	437	(2,579)	(1,184)	251	11,273	3,494
Contract benefits	(921)	(983)	(2)	—	(1,124)	(707)	(396)	—
Contract terminations	(2,461)	(2,468)	(2,378)	(2,557)	(4,305)	(3,697)	(2,061)	(1,794)
Contract maintenance charges	(4)	(5)	—	—	(10)	(9)	—	—
Other transfers (to) from EFILI, net	(76)	(178)	3	(1)	32	(173)	(4)	1

Net increase (decrease) in net assets from contract transactions	(4,145)	(4,344)	(1,717)	(4,792)	(6,591)	(4,335)	9,546	1,995

Total increase (decrease) in net assets	1,385	(712)	6,227	353	14,010	15,230	32,298	21,084

Net Assets:
Beginning of period	39,790	40,502	55,926	55,573	72,832	57,602	74,161	53,077

End of period	$41,175	$39,790	$62,153	$55,926	$86,842	$72,832	$106,459	$74,161

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$57	$14	$308	$172	$257	$180	$2,022	$1,388
Net realized gain (loss) on investments	412	10	1,902	227	(173)	(300)	(384)	(654)
Unrealized appreciation (depreciation)	(146)	1,215	(1,063)	3,425	10	671	(926)	2,641

Net increase (decrease) in net assets from operations	323	1,239	1,147	3,824	94	551	712	3,375

Contract Transactions:
Payments received from contract owners	—	—	20	76	—	—	985	1,221
Transfers between sub-accounts and the fixed account, net	(275)	(186)	(1,489)	710	456	(635)	3,961	1,247
Contract benefits	(117)	(63)	—	—	(482)	(253)	(1)	—
Contract terminations	(373)	(308)	(1,210)	(576)	(924)	(805)	(2,834)	(6,264)
Contract maintenance charges	(1)	(1)	—	—	(1)	(2)	—	—
Other transfers (to) from EFILI, net	3	(20)	(1)	—	(30)	(49)	1	—

Net increase (decrease) in net assets from contract transactions	(763)	(578)	(2,680)	210	(981)	(1,744)	2,112	(3,796)

Total increase (decrease) in net assets	(440)	661	(1,533)	4,034	(887)	(1,193)	2,824	(421)

Net Assets:
Beginning of period	7,250	6,589	22,574	18,540	10,316	11,509	58,755	59,176

End of period	$6,810	$7,250	$21,041	$22,574	$9,429	$10,316	$61,579	$58,755

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class		VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$312	$287	$499	$458	$5,310	$4,813	$56	$52
Net realized gain (loss) on investments	63	(71)	212	121	29,195	18,878	212	198
Unrealized appreciation (depreciation)	1,059	2,093	1,069	2,096	73,668	65,359	287	587

Net increase (decrease) in net assets from operations	1,434	2,309	1,780	2,675	108,173	89,050	555	837

Contract Transactions:
Payments received from contract owners	—	—	49	156	2,041	3,861	—	—
Transfers between sub-accounts and the fixed account, net	(279)	(863)	(170)	(1,633)	17,701	19,448	(108)	(798)
Contract benefits	(166)	(1,135)	—	—	(1,224)	(1,921)	(126)	(183)
Contract terminations	(1,573)	(1,270)	(1,580)	(1,544)	(14,543)	(14,444)	(130)	(415)
Contract maintenance charges	(1)	(2)	—	—	(10)	(9)	(1)	(1)
Other transfers (to) from EFILI, net	(72)	23	—	—	(128)	(65)	(4)	(30)

Net increase (decrease) in net assets from contract transactions	(2,091)	(3,247)	(1,701)	(3,021)	3,837	6,870	(369)	(1,427)

Total increase (decrease) in net assets	(657)	(938)	79	(346)	112,010	95,920	186	(590)

Net Assets:
Beginning of period	19,968	20,906	22,444	22,790	438,282	342,362	5,720	6,310

End of period	$19,311	$19,968	$22,523	$22,444	$550,292	$438,282	$5,906	$5,720

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$189	$162	$(999)	$(405)	$(53)	$521	$138	$120
Net realized gain (loss) on investments	402	47	26,107	8,159	49,291	10,668	1,227	923
Unrealized appreciation (depreciation)	567	1,319	18,411	26,999	24,505	43,574	634	1,523

Net increase (decrease) in net assets from operations	1,158	1,528	43,519	34,753	73,743	54,763	1,999	2,566

Contract Transactions:
Payments received from contract owners	190	128	—	—	1,366	1,399	—	—
Transfers between sub-accounts and the fixed account, net	301	(363)	(2,553)	(1,677)	13,427	(1,568)	(723)	(603)
Contract benefits	(169)	—	(2,014)	(3,023)	(2)	(15)	(201)	(303)
Contract terminations	(73)	(671)	(8,501)	(6,453)	(15,888)	(5,670)	(887)	(1,180)
Contract maintenance charges	—	—	(21)	(18)	—	—	(2)	(2)
Other transfers (to) from EFILI, net	(3)	—	(12)	(311)	(14)	(2)	(119)	3

Net increase (decrease) in net assets from contract transactions	246	(906)	(13,101)	(11,482)	(1,111)	(5,856)	(1,932)	(2,085)

Total increase (decrease) in net assets	1,404	622	30,418	23,271	72,632	48,907	67	481

Net Assets:
Beginning of period	10,961	10,339	136,360	113,089	218,696	169,789	14,021	13,540

End of period	$12,365	$10,961	$166,778	$136,360	$291,328	$218,696	$14,088	$14,021

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,553	$3,578	$(21)	$(8)	$(2)	$16	$114	$127
Net realized gain (loss) on investments	21,412	16,401	237	100	1,544	654	1,793	1,230
Unrealized appreciation (depreciation)	19,028	33,560	484	356	2,244	2,470	1,472	1,281

Net increase (decrease) in net assets from operations	44,993	53,539	700	448	3,786	3,140	3,379	2,638

Contract Transactions:
Payments received from contract owners	2,941	3,546	—	—	137	96	—	—
Transfers between sub-accounts and the fixed account, net	(4,867)	(2,299)	993	119	(329)	1,199	(52)	(464)
Contract benefits	—	(346)	(27)	(14)	—	—	(428)	(378)
Contract terminations	(16,426)	(21,434)	(115)	(32)	(537)	(146)	(868)	(1,289)
Contract maintenance charges	—	—	(1)	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	(3)	16	5	—	—	—	(36)	(33)

Net increase (decrease) in net assets from contract transactions	(18,355)	(20,517)	855	73	(729)	1,149	(1,386)	(2,166)

Total increase (decrease) in net assets	26,638	33,022	1,555	521	3,057	4,289	1,993	472

Net Assets:
Beginning of period	299,494	266,472	2,099	1,578	15,135	10,846	16,534	16,062

End of period	$326,132	$299,494	$3,654	$2,099	$18,192	$15,135	$18,527	$16,534

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$473	$449	$(176)	$(132)	$(146)	$(111)	$(76)	$(59)
Net realized gain (loss) on investments	3,885	3,231	1,196	336	4,335	305	3,640	659
Unrealized appreciation (depreciation)	2,699	1,932	5,690	5,644	24,897	24,343	292	2,539

Net increase (decrease) in net assets from operations	7,057	5,612	6,710	5,848	29,086	24,537	3,856	3,139

Contract Transactions:
Payments received from contract owners	196	250	—	—	1,349	542	—	—
Transfers between sub-accounts and the fixed account, net	(139)	(4,091)	(216)	132	780	3,301	(268)	(1,304)
Contract benefits	—	(3)	(637)	(480)	(315)	(2)	(426)	(561)
Contract terminations	(1,865)	(2,649)	(1,076)	(667)	(3,224)	(2,513)	(2,162)	(1,514)
Contract maintenance charges	—	—	(2)	(2)	—	—	(5)	(5)
Other transfers (to) from EFILI, net	—	—	(270)	27	(16)	(1)	(69)	(8)

Net increase (decrease) in net assets from contract transactions	(1,808)	(6,493)	(2,201)	(990)	(1,426)	1,327	(2,930)	(3,392)

Total increase (decrease) in net assets	5,249	(881)	4,509	4,858	27,660	25,864	926	(253)

Net Assets:
Beginning of period	33,214	34,095	18,647	13,789	79,328	53,464	24,120	24,373

End of period	$38,463	$33,214	$23,156	$18,647	$106,988	$79,328	$25,046	$24,120

(In thousands)	Subaccounts Investing In:
	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$209	$194	$6	$17	$149	$170	$26	$20
Net realized gain (loss) on investments	9,068	1,619	688	199	2,964	476	139	184
Unrealized appreciation (depreciation)	182	5,764	(305)	685	(1,463)	2,598	286	(382)

Net increase (decrease) in net assets from operations	9,459	7,577	389	901	1,650	3,244	451	(178)

Contract Transactions:
Payments received from contract owners	1,303	88	—	—	24	58	—	—
Transfers between sub-accounts and the fixed account, net	(2,304)	(3,619)	(1,065)	(229)	(1,877)	(717)	438	(5,186)
Contract benefits	(58)	—	(51)	(57)	—	—	(64)	(96)
Contract terminations	(1,659)	(1,845)	(491)	(132)	(849)	(1,697)	(58)	(94)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(2)	1	(2)	4	2	—	7	(5)

Net increase (decrease) in net assets from contract transactions	(2,720)	(5,375)	(1,609)	(414)	(2,700)	(2,356)	323	(5,381)

Total increase (decrease) in net assets	6,739	2,202	(1,220)	487	(1,050)	888	774	(5,559)

Net Assets:
Beginning of period	56,434	54,232	5,278	4,791	19,397	18,509	1,738	7,297

End of period	$63,173	$56,434	$4,058	$5,278	$18,347	$19,397	$2,512	$1,738

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$333	$311	$(363)	$(217)	$(257)	$(101)	$48	$87
Net realized gain (loss) on investments	1,367	850	4,421	1,719	20,550	7,205	10	20
Unrealized appreciation (depreciation)	2,100	(1,472)	8,730	11,144	29,708	42,133	94	(268)

Net increase (decrease) in net assets from operations	3,800	(311)	12,788	12,646	50,001	49,237	152	(161)

Contract Transactions:
Payments received from contract owners	66	27	—	—	1,001	668	—	—
Transfers between sub-accounts and the fixed account, net	3,999	(2,061)	147	9,823	3,218	15,249	(262)	(2,972)
Contract benefits	—	—	(1,216)	(702)	(104)	—	(87)	(208)
Contract terminations	(1,253)	(628)	(3,296)	(1,059)	(8,934)	(4,216)	(727)	(69)
Contract maintenance charges	—	—	(4)	(3)	—	—	—	(1)
Other transfers (to) from EFILI, net	—	—	281	168	(3)	1	(14)	23

Net increase (decrease) in net assets from contract transactions	2,812	(2,662)	(4,088)	8,227	(4,822)	11,702	(1,090)	(3,227)

Total increase (decrease) in net assets	6,612	(2,973)	8,700	20,873	45,179	60,939	(938)	(3,388)

Net Assets:
Beginning of period	14,710	17,683	39,692	18,819	141,450	80,511	3,981	7,369

End of period	$21,322	$14,710	$48,392	$39,692	$186,629	$141,450	$3,043	$3,981

(In thousands)	Subaccounts Investing In:
	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class(A)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$333	$562	$(94)	$(99)	$(94)	$(100)	$15	$17
Net realized gain (loss) on investments	231	605	432	153	1,719	823	106	(4)
Unrealized appreciation (depreciation)	288	(1,672)	234	346	1,201	1,434	205	90

Net increase (decrease) in net assets from operations	852	(505)	572	400	2,826	2,157	326	103

Contract Transactions:
Payments received from contract owners	88	33	—	—	135	378	—	—
Transfers between sub-accounts and the fixed account, net	(4,981)	(9,099)	(1,276)	(662)	(4,065)	(7,838)	180	(35)
Contract benefits	—	—	(139)	(417)	—	—	(84)	(4)
Contract terminations	(1,478)	(424)	(800)	(199)	(2,694)	(2,771)	(25)	(17)
Contract maintenance charges	—	—	(2)	(2)	—	—	—	—
Other transfers (to) from EFILI, net	1	1	(41)	27	(1)	—	1	(1)

Net increase (decrease) in net assets from contract transactions	(6,370)	(9,489)	(2,258)	(1,253)	(6,625)	(10,231)	72	(57)

Total increase (decrease) in net assets	(5,518)	(9,994)	(1,686)	(853)	(3,799)	(8,074)	398	46

Net Assets:
Beginning of period	19,042	29,036	11,880	12,733	55,587	63,661	1,082	1,036

End of period	$13,524	$19,042	$10,194	$11,880	$51,788	$55,587	$1,480	$1,082

(A)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Financials Investor Class(A)		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$311	$388	$(3)	$(10)	$113	$13	$(15)	$(13)
Net realized gain (loss) on investments	1,455	735	256	11	2,092	86	170	64
Unrealized appreciation (depreciation)	3,645	1,144	220	390	1,839	3,128	271	519

Net increase (decrease) in net assets from operations	5,411	2,267	473	391	4,044	3,227	426	570

Contract Transactions:
Payments received from contract owners	1,149	141	—	—	80	24	—	—
Transfers between sub-accounts and the fixed account, net	1,838	(1,077)	103	(3)	1,632	(414)	(310)	338
Contract benefits	—	—	(4)	(62)	—	—	(52)	(30)
Contract terminations	(2,569)	(460)	(80)	(39)	(335)	(972)	(28)	(86)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	4	—	—	(1)	1	1	8	7

Net increase (decrease) in net assets from contract transactions	422	(1,396)	19	(105)	1,378	(1,361)	(382)	229

Total increase (decrease) in net assets	5,833	871	492	286	5,422	1,866	44	799

Net Assets:
Beginning of period	17,854	16,983	2,094	1,808	17,085	15,219	2,124	1,325

End of period	$23,687	$17,854	$2,586	$2,094	$22,507	$17,085	$2,168	$2,124

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$(24)	$(29)	$68	$40	$595	$317	$101	$136
Net realized gain (loss) on investments	1,716	353	(217)	67	(150)	244	(25)	(32)
Unrealized appreciation (depreciation)	3,209	6,293	241	132	441	862	110	210

Net increase (decrease) in net assets from operations	4,901	6,617	92	239	886	1,423	186	314

Contract Transactions:
Payments received from contract owners	62	64	—	—	18	53	—	—
Transfers between sub-accounts and the fixed account, net	(3,944)	1,554	(436)	(120)	(214)	(1,304)	8	(134)
Contract benefits	—	—	(76)	(58)	—	—	(115)	(74)
Contract terminations	(491)	(1,008)	(78)	(52)	(375)	(518)	(395)	(156)
Contract maintenance charges	—	—	(1)	(1)	—	—	(1)	(1)
Other transfers (to) from EFILI, net	1	1	(6)	5	1	1	8	7

Net increase (decrease) in net assets from contract transactions	(4,372)	611	(597)	(226)	(570)	(1,768)	(495)	(358)

Total increase (decrease) in net assets	529	7,228	(505)	13	316	(345)	(309)	(44)

Net Assets:
Beginning of period	23,250	16,022	2,577	2,564	14,932	15,277	3,875	3,919

End of period	$23,779	$23,250	$2,072	$2,577	$15,248	$14,932	$3,566	$3,875

(A)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$1,765	$2,092	$(2)	$(8)	$188	$49	$9	$5
Net realized gain (loss) on investments	(102)	(821)	49	67	1,233	570	285	79
Unrealized appreciation (depreciation)	1,145	3,195	89	379	1,256	6,843	(47)	283

Net increase (decrease) in net assets from operations	2,808	4,466	136	438	2,677	7,462	247	367

Contract Transactions:
Payments received from contract owners	364	173	—	—	140	51	—	—
Transfers between sub-accounts and the fixed account, net	1,497	(3,472)	(37)	(108)	(156)	280	(25)	(819)
Contract benefits	(6)	(18)	(76)	(179)	(3)	(3)	(49)	(59)
Contract terminations	(2,443)	(5,180)	(71)	(57)	(1,492)	(1,507)	(204)	(37)
Contract maintenance charges	—	—	—	—	—	—	(2)	(1)
Other transfers (to) from EFILI, net	—	—	9	4	2	—	11	(7)

Net increase (decrease) in net assets from contract transactions	(588)	(8,497)	(175)	(340)	(1,509)	(1,179)	(269)	(923)

Total increase (decrease) in net assets	2,220	(4,031)	(39)	98	1,168	6,283	(22)	(556)

Net Assets:
Beginning of period	49,480	53,511	1,885	1,787	33,916	27,633	2,168	2,724

End of period	$51,700	$49,480	$1,846	$1,885	$35,084	$33,916	$2,146	$2,168

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class(C)		VIP – Investor Freedom Income Investor Class(C)		VIP – Freedom 2005 Initial Class(C)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$263	$263	$36	$27	$161	$117	$5	$19
Net realized gain (loss) on investments	3,798	1,261	3	(2)	15	(96)	(48)	(12)
Unrealized appreciation (depreciation)	(1,020)	3,044	—	31	(12)	195	53	37

Net increase (decrease) in net assets from operations	3,041	4,568	39	56	164	216	10	44

Contract Transactions:
Payments received from contract owners	125	237	—	—	7	7	—	—
Transfers between sub-accounts and the fixed account, net	(2,508)	(4,194)	570	(81)	1,844	72	(574)	(17)
Contract benefits	(279)	—	(1)	(6)	—	—	—	—
Contract terminations	(1,865)	(1,014)	(82)	(53)	(11)	(575)	—	(226)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	3	—	1	1	—	(2)	(1)	1

Net increase (decrease) in net assets from contract transactions	(4,524)	(4,971)	488	(139)	1,840	(498)	(575)	(242)

Total increase (decrease) in net assets	(1,483)	(403)	527	(83)	2,004	(282)	(565)	(198)

Net Assets
Beginning of period	27,480	27,883	779	862	2,825	3,107	565	763

End of period	$25,997	$27,480	$1,306	$779	$4,829	$2,825	$—	$565

(C)	Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2005 Investor Class(C)		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$22	$85	$9	$24	$146	$165	$21	$28
Net realized gain (loss) on investments	(249)	(25)	(43)	42	7	(41)	17	9
Unrealized appreciation (depreciation)	266	89	61	(5)	58	263	13	59

Net increase (decrease) in net assets from operations	39	149	27	61	211	387	51	96

Contract Transactions:
Payments received from contract owners	—	—	—	—	9	8	—	—
Transfers between sub-accounts and the fixed account, net	(2,029)	(151)	(37)	(138)	(30)	(747)	1	(59)
Contract benefits	—	—	(121)	—	—	—	(12)	(2)
Contract terminations	(17)	(118)	(266)	(39)	—	(458)	(177)	(71)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	(1)	(1)	—	—	—

Net increase (decrease) in net assets from contract transactions	(2,046)	(269)	(424)	(178)	(22)	(1,197)	(188)	(132)

Total increase (decrease) in net assets	(2,007)	(120)	(397)	(117)	189	(810)	(137)	(36)

Net Assets:
Beginning of period	2,007	2,127	749	866	4,192	5,002	988	1,024

End of period	$—	$2,007	$352	$749	$4,381	$4,192	$851	$988

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$272	$318	$22	$36	$398	$447	$30	$38
Net realized gain (loss) on investments	(4)	(35)	35	(57)	289	35	51	10
Unrealized appreciation (depreciation)	287	678	38	195	406	1,268	61	172

Net increase (decrease) in net assets from operations	555	961	95	174	1,093	1,750	142	220

Contract Transactions:
Payments received from contract owners	83	1	—	—	87	55	—	—
Transfers between sub-accounts and the fixed account, net	(990)	(36)	(14)	(33)	(134)	(1,290)	(62)	35
Contract benefits	—	—	—	(92)	—	—	—	—
Contract terminations	(176)	(841)	(349)	(652)	(1,309)	(1,064)	(246)	(63)
Contract maintenance charges	—	—	—	(1)	—	—	—	—
Other transfers (to) from EFILI, net	2	1	(1)	1	(1)	—	—	(1)

Net increase (decrease) in net assets from contract transactions	(1,081)	(875)	(364)	(777)	(1,357)	(2,299)	(308)	(29)

Total increase (decrease) in net assets	(526)	86	(269)	(603)	(264)	(549)	(166)	191

Net Assets:
Beginning of period	9,457	9,371	1,326	1,929	15,057	15,606	1,942	1,751

End of period	$8,931	$9,457	$1,057	$1,326	$14,793	$15,057	$1,776	$1,942

(C)	Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class(B)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$348	$436	$21	$24	$470	$510	$1	$—
Net realized gain (loss) on investments	511	58	40	9	656	174	3	—
Unrealized appreciation (depreciation)	511	1,635	58	146	1,024	2,321	1	—

Net increase (decrease) in net assets from operations	1,370	2,129	119	179	2,150	3,005	5	—

Contract Transactions:
Payments received from contract owners	79	83	—	—	228	473	—	—
Transfers between sub-accounts and the fixed account, net	(1,224)	(1,087)	(153)	29	(1,337)	(616)	35	2
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(2,307)	(1,299)	(61)	(65)	(1,678)	(531)	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	2	—	(1)	—	—	(1)	—

Net increase (decrease) in net assets from contract transactions	(3,452)	(2,301)	(214)	(37)	(2,787)	(674)	34	2

Total increase (decrease) in net assets	(2,082)	(172)	(95)	142	(637)	2,331	39	2

Net Assets:
Beginning of period	16,874	17,046	1,476	1,334	23,688	21,357	2	—

End of period	$14,792	$16,874	$1,381	$1,476	$23,051	$23,688	$41	$2

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2035 Investor Class(B)		VIP – Freedom 2040 Initial Class(B)		VIP – Investor Freedom 2040 Investor Class(B)		VIP – Freedom 2045 Initial Class(B)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$11	$5	$—	$—	$11	$8	$—	$—
Net realized gain (loss) on investments	60	(2)	—	—	17	—	1	(1)
Unrealized appreciation (depreciation)	(43)	16	—	—	61	39	1	—

Net increase (decrease) in net assets from operations	28	19	—	—	89	47	2	(1)

Contract Transactions:
Payments received from contract owners	300	29	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	67	285	(2)	2	191	623	27	3
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(10)	—	—	—	—	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	2	—	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	359	314	(2)	2	191	623	27	3

Total increase (decrease) in net assets	387	333	(2)	2	280	670	29	2

Net Assets:
Beginning of period	333	—	2	—	670	—	2	—

End of period	$720	$333	$—	$2	950	$670	$31	$2

(B)	New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class(B)		VIP – Freedom 2050 Initial Class(B)		VIP – Investor Freedom 2050 Investor Class(B)		VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$—	$—	$—	$—	$2	$—	$32	$41	$25	$28
Net realized gain (loss) on investments	—	—	—	—	6	—	(12)	(6)	4	—
Unrealized appreciation (depreciation)	(1)	—	—	—	1	—	21	43	13	49

Net increase (decrease) in net assets from operations	(1)	—	—	—	9	—	41	78	42	77

Contract Transactions:
Payments received from contract owners	—	—	—	—	34	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	24	3	(2)	2	182	—	—	—	—	—
Contract benefits	—	—	—	—	—	—	(113)	(111)	(87)	(83)
Contract terminations	—	—	—	—	—	—	—	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	1	—	—	—	1	—	(108)	18	24	20

Net increase (decrease) in net assets from contract transactions	25	3	(2)	2	217	—	(221)	(93)	(63)	(63)

Total increase (decrease) in net assets	24	3	(2)	2	226	—	(180)	(15)	(21)	14

Net Assets:
Beginning of period	3	—	2	—	—	—	1,117	1,132	883	869

End of period	$27	$3	$—	$2	$226	$—	$937	$1,117	$862	$883

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class		VIP – Funds Manager 20% Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$49	$54	$4	$2	$277	$204	$1,739	$1,807
Net realized gain (loss) on investments	43	4	72	(24)	1,037	(97)	2	(1,011)
Unrealized appreciation (depreciation)	68	194	141	207	3,114	4,414	992	3,426

Net increase (decrease) in net assets from operations	160	252	217	185	4,428	4,521	2,733	4,222

Contract Transactions:
Payments received from contract owners	—	—	—	—	203	86	1,931	14
Transfers between sub-accounts and the fixed account, net	—	—	(46)	303	(46)	1,195	285	(4,486)
Contract benefits	(158)	(146)	(26)	(7)	(133)	—	(89)	(154)
Contract terminations	—	—	(71)	(69)	(460)	(893)	(5,255)	(9,039)
Contract maintenance charges	—	—	—	—	—	—	(1)	(1)
Other transfers (to) from EFILI, net	24	20	2	1	—	—	18	(27)

Net increase (decrease) in net assets from contract transactions	(134)	(126)	(141)	228	(436)	388	(3,111)	(13,693)

Total increase (decrease) in net assets	26	126	76	413	3,992	4,909	(378)	(9,471)

Net Assets:
Beginning of period	2,277	2,151	1,462	1,049	27,950	23,041	51,612	61,083

End of period	$2,303	$2,277	$1,538	$1,462	$31,942	$27,950	$51,234	$51,612

(B)	New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Funds Manager 30% Investor Class(B)		VIP – Funds Manager 40% Investor Class(B)		VIP – Funds Manager 50% Investor Class		VIP – Funds Manager 60% Investor Class		VIP – Funds Manager 70% Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$11	$—	$14	$14	$2,905	$3,210	$2,549	$3,068	$2,545	$2,518
Net realized gain (loss) on investments	1	—	26	—	305	(615)	1,389	(273)	1,839	218
Unrealized appreciation (depreciation)	(1)	—	19	36	7,836	14,422	11,306	19,089	11,664	17,110

Net increase (decrease) in net assets from operations	11	—	59	50	11,046	17,017	15,244	21,884	16,048	19,846

Contract Transactions:
Payments received from contract owners	—	—	—	—	665	1,221	1,389	2,959	2,845	2,236
Transfers between sub-accounts and the fixed account, net	435	—	(477)	1,095	(8,105)	(4,262)	(7,640)	133	5,949	4,322
Contract benefits	—	—	—	—	(1,050)	(926)	(1,129)	(679)	(271)	(288)
Contract terminations	—	—	—	—	(11,687)	(9,912)	(21,497)	(12,583)	(6,318)	(5,122)
Contract maintenance charges	—	—	—	—	(2)	(2)	—	(1)	—	—
Other transfers (to) from EFILI, net	1	—	1	—	(182)	(138)	122	108	(197)	42

Net increase (decrease) in net assets from contract transactions	436	—	(476)	1,095	(20,361)	(14,019)	(28,755)	(10,063)	2,008	1,190

Total increase (decrease) in net assets	447	—	(417)	1,145	(9,315)	2,998	(13,511)	11,821	18,056	21,036

Net Assets:
Beginning of period	—	—	1,145	—	144,773	141,775	178,862	167,041	149,468	128,432

End of period	$447	$—	$728	$1,145	$135,458	$144,773	$165,351	$178,862	$167,524	$149,468

(In thousands)	Subaccounts Investing In:
	VIP – Funds Manager 85% Investor Class		VIP – Consumer Staples Initial Class		VIP – Consumer Staples Investor Class		VIP – Materials Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$886	$858	$18	$12	$321	$334	$3	$8
Net realized gain (loss) on investments	420	(49)	27	26	602	376	30	(9)
Unrealized appreciation (depreciation)	6,882	8,900	(7)	(12)	16	(181)	(34)	86

Net increase (decrease) in net assets from operations	8,188	9,709	38	26	939	529	(1)	85

Contract Transactions:
Payments received from contract owners	1,817	968	—	—	33	25	—	—
Transfers between sub-accounts and the fixed account, net	4,294	1,704	(7)	(144)	(3,055)	(299)	(61)	(182)
Contract benefits	(83)	(661)	(60)	(33)	—	—	(65)	(5)
Contract terminations	(2,083)	(3,918)	(27)	(8)	(785)	(1,945)	(346)	(31)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	8	(351)	(43)	(1)	(1)	(2)	(1)	2

Net increase (decrease) in net assets from contract transactions	3,953	(2,258)	(137)	(186)	(3,808)	(2,221)	(473)	(216)

Total increase (decrease) in net assets	12,141	7,451	(99)	(160)	(2,869)	(1,692)	(474)	(131)

Net Assets:
Beginning of period	65,344	57,893	1,096	1,256	18,697	20,389	1,364	1,495

End of period	$77,485	$65,344	$997	$1,096	$15,828	$18,697	$890	$1,364

(B)	New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services Initial Class		VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$48	$70	$(26)	$(21)	$(25)	$(17)	$4	$8
Net realized gain (loss) on investments	12	(37)	630	87	2,204	314	(17)	2
Unrealized appreciation (depreciation)	(181)	418	255	862	2,164	4,135	61	36

Net increase (decrease) in net assets from operations	(121)	451	859	928	4,343	4,432	48	46

Contract Transactions:
Payments received from contract owners	5	5	—	—	63	4	—	—
Transfers between sub-accounts and the fixed account, net	(1,463)	(1,643)	(866)	1,824	(1,374)	4,133	(10)	13
Contract benefits	—	—	(107)	(53)	—	—	(36)	(2)
Contract terminations	(315)	(263)	(805)	(67)	(393)	(426)	(70)	(11)
Contract maintenance charges	—	—	(1)	—	—	—	—	—
Other transfers (to) from EFILI, net	2	2	22	21	1	—	(1)	2

Net increase (decrease) in net assets from contract transactions	(1,771)	(1,899)	(1,757)	1,725	(1,703)	3,711	(117)	2

Total increase (decrease) in net assets	(1,892)	(1,448)	(898)	2,653	2,640	8,143	(69)	48

Net Assets:
Beginning of period	6,277	7,725	3,702	1,049	14,205	6,062	595	547

End of period	$4,385	$6,277	$2,804	$3,702	$16,845	$14,205	$526	$595

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class		VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$165	$267	$124	$121	$2,161	$2,000	$908	$629
Net realized gain (loss) on investments	135	5	18	26	167	187	59	13
Unrealized appreciation (depreciation)	1,018	850	3	90	77	985	(741)	730

Net increase (decrease) in net assets from operations	1,318	1,122	145	237	2,405	3,172	226	1,372

Contract Transactions:
Payments received from contract owners	26	26	—	—	825	584	535	114
Transfers between sub-accounts and the fixed account, net	(1,163)	203	58	(732)	1,885	4,882	5,914	3,866
Contract benefits	(103)	(5)	(20)	(99)	(596)	—	(13)	(148)
Contract terminations	(101)	(357)	(7)	(23)	(3,455)	(4,653)	(967)	(1,511)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(2)	1	(64)	8	—	(1)	(13)	9

Net increase (decrease) in net assets from contract transactions	(1,343)	(132)	(33)	(846)	(1,341)	812	5,456	2,330

Total increase (decrease) in net assets	(25)	990	112	(609)	1,064	3,984	5,682	3,702

Net Assets:
Beginning of period	13,535	12,545	1,834	2,443	29,537	25,553	28,838	25,136

End of period	$13,510	$13,535	$1,946	$1,834	$30,601	$29,537	$34,520	$28,838

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	VIP – Total Market Index Initial Class		VIP – Extended Market Index Initial Class		VIP – International Index Initial Class		VIF – Emerging Markets Equity – Class I

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$647	$315	$95	$107	$526	$463	$65	$75
Net realized gain (loss) on investments	2,623	1,479	227	(61)	544	352	(264)	141
Unrealized appreciation (depreciation)	7,699	6,463	665	1,062	(139)	1,745	632	397

Net increase (decrease) in net assets from operations	10,969	8,257	987	1,108	931	2,560	433	613

Contract Transactions:
Payments received from contract owners	985	642	111	101	65	206	4	14
Transfers between sub-accounts and the fixed account, net	10,344	2,814	(130)	(712)	97	1,864	(210)	10
Contract benefits	(12)	(206)	(1)	(1)	(6)	(68)	(36)	(18)
Contract terminations	(1,545)	(2,793)	(137)	(649)	(474)	(1,709)	(444)	(241)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	6	5	—	(6)	—	(1)	(20)	6

Net increase (decrease) in net assets from contract transactions	9,778	462	(157)	(1,267)	(318)	292	(706)	(229)

Total increase (decrease) in net assets	20,747	8,719	830	(159)	613	2,852	(273)	384

Net Assets:
Beginning of period	42,089	33,370	7,708	7,867	18,404	15,552	5,799	5,415

End of period	$62,836	$42,089	$8,538	$7,708	$19,017	$18,404	$5,526	$5,799

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Debt – Class I		VIF – Global Strategist Class II		Invesco – VI Global Core Equity		Allspring – VT Discovery SMID Cap Growth Class 2(A)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$742	$650	$(9)	$52	$57	$20	$(27)	$(24)
Net realized gain (loss) on investments	(91)	(86)	(14)	2	98	129	61	1
Unrealized appreciation (depreciation)	118	230	303	419	735	920	504	539

Net increase (decrease) in net assets from operations	769	794	280	473	890	1,069	538	516

Contract Transactions:
Payments received from contract owners	209	8	4	8	201	1	—	—
Transfers between sub-accounts and the fixed account, net	(219)	(530)	—	(7)	(82)	(113)	(128)	(32)
Contract benefits	(18)	(20)	(13)	(23)	(11)	(12)	(116)	(19)
Contract terminations	(462)	(595)	(41)	(37)	(135)	(160)	(8)	(39)
Contract maintenance charges	—	—	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	1	3	3	(7)	(18)	(9)	7	—

Net increase (decrease) in net assets from contract transactions	(489)	(1,134)	(47)	(66)	(45)	(293)	(247)	(92)

Total increase (decrease) in net asset	280	(340)	233	407	845	776	291	424

Net Assets:
Beginning of period	7,322	7,662	3,885	3,478	5,495	4,719	3,171	2,747

End of period	$7,602	$7,322	$4,118	$3,885	$6,340	$5,495	$3,462	$3,171

(A)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Investor		PVIT – Commodity Real Return Portfolio - Administrative		PVIT – Low Duration Portfolio - Administrative

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$(11)	$(11)	$208	$278	$79	$828	$989	$985
Net realized gain (loss) on investments	147	106	(11)	(53)	(397)	(572)	(306)	(454)
Unrealized appreciation (depreciation)	50	181	255	924	472	(723)	411	821

Net increase (decrease) in net assets from operations	186	276	452	1,149	154	(467)	1,094	1,352

Contract Transactions:
Payments received from contract owners	—	—	1	8	—	1	48	26
Transfers between sub-accounts and the fixed account, net	—	(46)	(468)	(24)	(301)	(2,259)	(2,027)	(2,880)
Contract benefits	(23)	(29)	(5)	(19)	—	(3)	(9)	(17)
Contract terminations	(4)	(30)	(328)	(239)	(185)	(85)	(1,195)	(2,084)
Contract maintenance charges	—	—	—	—	—	—	—	(1)
Other transfers (to) from EFILI, net	(50)	1	1	2	(1)	(1)	(1)	(1)

Net increase (decrease) in net assets from contract transactions	(77)	(104)	(799)	(272)	(487)	(2,347)	(3,184)	(4,957)

Total increase (decrease) in net assets	109	172	(347)	877	(333)	(2,814)	(2,090)	(3,605)

Net Assets:
Beginning of period	1,327	1,155	6,099	5,222	4,145	6,959	28,583	32,188

End of period	$1,436	$1,327	$5,752	$6,099	$3,812	$4,145	$26,493	$28,583

(In thousands)	Subaccounts Investing In:
	PVIT – Real Return Portfolio - Administrative		PVIT – Total Return Portfolio - Administrative		Blackrock – Global Allocation V.I. Fund - Class 1		FTVIP – Templeton Global Bond Fund - Class 2

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$321	$458	$1,140	$1,124	$279	$491	$(8)	$(9)
Net realized gain (loss) on investments	(754)	(698)	(163)	(1,705)	1,750	(687)	(361)	(400)
Unrealized appreciation (depreciation)	684	782	(288)	2,259	354	3,460	(134)	510

Net increase (decrease) in net assets from operations	251	542	689	1,678	2,383	3,264	(503)	101

Contract Transactions:
Payments received from contract owners	3	6	71	21	34	52	7	4
Transfers between sub-accounts and the fixed account, net	(1,292)	(2,445)	(623)	(3,577)	(872)	(3,128)	(354)	(166)
Contract benefits	(2)	(18)	(26)	(31)	(1)	(1)	(1)	—
Contract terminations	(1,594)	(1,481)	(1,021)	(3,170)	(1,702)	(2,339)	(199)	(626)
Contract maintenance charges	—	—	—	—	(1)	—	—	—
Other transfers (to) from EFILI, net	—	1	2	(15)	—	—	1	1

Net increase (decrease) in net assets from contract transactions	(2,885)	(3,937)	(1,597)	(6,772)	(2,542)	(5,416)	(546)	(787)

Total increase (decrease) in net assets	(2,634)	(3,395)	(908)	(5,094)	(159)	(2,152)	(1,049)	(686)

Net Assets:
Beginning of period	15,044	18,439	29,952	35,046	27,413	29,565	4,657	5,343

End of period	$12,410	$15,044	$29,044	$29,952	$27,254	$27,413	$3,608	$4,657

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:
	FTVIP – Franklin US Government Securities Fund - Class 2

	12/31/24	12/31/23
Operations:
Net investment income (loss)	$123	$155
Net realized gain (loss) on investments	(253)	(74)
Unrealized appreciation (depreciation)	155	140

Net increase (decrease) in net assets from operations	25	221

Contract Transactions:
Payments received from contract owners	5	459
Transfers between sub-accounts and the fixed account, net	(728)	194
Contract benefits	—	—
Contract terminations	(384)	(842)
Contract maintenance charges	—	—
Other transfers (to) from EFILI, net	—	(1)

Net increase (decrease) in net assets from contract transactions	(1,107)	(190)

Total increase (decrease) in net assets	(1,082)	31

Net Assets:
Beginning of period	5,648	5,617

End of period	$4,566	$5,648

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (“EFILI”) on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services (“Insurance Department”). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”) which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP – Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP – Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF – Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

(A) During 2023, the following underlying funds were renamed:

Old Name

Allspring VT Discovery Fund

VIP Financial Services Initial Class

VIP Financial Services Investor Class

New Name

Allspring – VT Discovery SMID Cap Growth Class 2

VIP – Financials Initial Class

VIP – Financials Investor Class

(B) During 2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP – Freedom 2035 Initial Class

VIP – Freedom 2040 Initial Class

VIP – Freedom 2045 Initial Class

VIP – Freedom 2050 Initial Class

VIP – FundsManager 30% Investor Class

VIP – Investor Freedom 2035 Investor Class

VIP – Investor Freedom 2040 Investor Class

VIP – Investor Freedom 2045 Investor Class

VIP – Investor Freedom 2050 Investor Class

VIP – FundsManager 40% Investor Class

(C) The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024. The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

As of December 31, 2024, the net assets and units of Retirement Reserve contracts that have annuitized were $24,178,000 and 232,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain

48	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the “Code”).

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

49	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2024 and 2023. The Account had no Level 3 activity during 2024 and 2023.

Operating Segments

The Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) which is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.

Adoption of the new standard impacted financial statement disclosures only and did not affect the Account and its subaccounts’ financial position or the results of its operations. Since its commencement, the Account operates as a funding vehicle for variable life contracts. The Account’s products constitute a single operating segment and therefore, a single reportable segment. The Account is comprised of subaccounts which invest in corresponding Funds. The Account is structured with the sole purpose to record and report the invested funds and activities and performance chosen by variable annuity contract holders. Investment performance of funds may vary based on the underlying fund’s investment objectives as specified in the fund prospectuses.

The chief operating decision maker (“CODM”) is represented by EFILI’s management which includes the Head of Operations and Business Development. The CODM oversees the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. Detailed financial information for the Account and underlying subaccounts are disclosed within these financial statements. The Account generates revenues from investment income on the invested funds and expenses from product charges for mortality and expense risk and administrative and other charges which are reported separately on the Statements of Operations. The measure of segment profit or loss is reported on the Statements of Operations as “Net increase (decrease) in net assets from operations” and the measure of segment assets is reported as “Total net assets” on the Statements of Assets and Liabilities. The accounting policies of the Accounts are consistent with those described in the Notes to the Financial Statements.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and ..05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2024 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement	Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

50	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, LLC. (“FIIS”), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2024 were .045% to .920% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2024:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market Initial Class	$10,001	$10,640
VIP - Government Money Market Investor Class	115,109	118,815
VIP - High Income Initial Class	398	827
VIP - High Income Investor Class	5,695	4,140
VIP - Equity Income Initial Class	3,251	4,590
VIP - Equity Income Investor Class	14,067	11,250
VIP - Growth Initial Class	19,749	8,766
VIP - Growth Investor Class	47,276	16,244
VIP - Overseas Initial Class	449	833
VIP - Overseas Investor Class	4,351	5,718
VIP - Investment Grade Bond Initial Class	1,083	1,771
VIP - Investment Grade Bond Investor Class	13,686	9,552
VIP - Asset Manager Initial Class	613	2,250
VIP - Asset Manager Investor Class	1,742	2,800
VIP - Index 500 Initial Class	65,065	55,445
VIP - Asset Manager Growth Initial Class	377	621
VIP - Asset Manager Growth Investor Class	2,317	1,744
VIP - Contrafund Initial Class	20,446	15,608
VIP - Contrafund Investor Class	72,008	39,848
VIP - Balanced Initial Class	1,545	2,881
VIP - Balanced Investor Class	40,344	44,066
VIP - Dynamic Capital Appreciation Initial Class	1,312	338
VIP - Dynamic Capital Appreciation Investor Class	2,953	2,969
VIP - Growth & Income Initial Class	1,651	1,738
VIP - Growth & Income Investor Class	6,543	5,363
VIP - Growth Opportunities Initial Class	1,010	3,086
VIP - Growth Opportunities Investor Class	19,412	20,984
VIP - Mid Cap Initial Class	3,744	3,538
VIP - Mid Cap Investor Class	16,591	11,140
VIP - Value Strategies Initial Class	753	1,766
VIP - Value Strategies Investor Class	5,375	5,290
VIP - Utilities Initial Class	867	417
VIP - Utilities Investor Class	8,274	4,285
VIP - Technology Initial Class	5,467	8,111
VIP - Technology Investor Class	35,577	33,708
VIP - Energy Initial Class	569	1,609
VIP - Energy Investor Class	5,682	11,720
VIP - Health Care Initial Class	236	2,585
VIP - Health Care Investor Class	5,252	11,970
VIP - Financials Initial Class	766	629
VIP - Financials Investor Class	9,221	7,703
VIP - Industrials Initial Class	932	740
VIP - Industrials Investor Class	9,337	6,382
VIP - Consumer Discretionary Initial Class	261	650
VIP - Consumer Discretionary Investor Class	1,901	6,232
VIP - Real Estate Initial Class	234	762

51	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales—(Continued)

	Purchases (000s)	Sales (000s)
VIP - Real Estate Investor Class	$1,965	$1,941
VIP - Strategic Income Initial Class	244	635
VIP - Strategic Income Investor Class	9,003	7,827
VIP - International Capital Appreciation Initial Class	34	212
VIP - International Capital Appreciation Investor Class	4,180	5,501
VIP - Value Initial Class	507	551
VIP - Value Investor Class	7,041	8,682
VIP - Freedom Income Initial Class(C)	618	94
VIP - Investor Freedom Income Investor Class(C)	2,278	274
VIP - Freedom 2005 Initial Class(C)	7	576
VIP - Investor Freedom 2005 Investor Class(C)	34	2,058
VIP - Freedom 2010 Initial Class	15	429
VIP - Investor Freedom 2010 Investor Class	169	41
VIP - Freedom 2015 Initial Class	59	199
VIP - Investor Freedom 2015 Investor Class	701	1,477
VIP - Freedom 2020 Initial Class	77	382
VIP - Investor Freedom 2020 Investor Class	936	1,728
VIP - Freedom 2025 Initial Class	65	340
VIP - Investor Freedom 2025 Investor Class	1,123	4,110
VIP - Freedom 2030 Initial Class	72	262
VIP - Investor Freedom 2030 Investor Class	2,629	4,898
VIP - Freedom 2035 Initial Class	63	27
VIP - Investor Freedom 2035 Investor Class	980	605
VIP - Freedom 2040 Initial Class	7	9
VIP - Investor Freedom 2040 Investor Class	219	2
VIP - Freedom 2045 Initial Class	36	9
VIP - Investor Freedom 2045 Investor Class	25	—
VIP - Freedom 2050 Initial Class	27	29
VIP - Investor Freedom 2050 Investor Class	248	27
VIP - Freedom Lifetime Income I	38	224
VIP - Freedom Lifetime Income II	57	92
VIP - Freedom Lifetime Income III	114	172
VIP - Disciplined Small Cap Initial Class	822	949
VIP - Disciplined Small Cap Investor Class	8,619	8,589
VIP - FundsManager 20% Investor Class	7,510	8,881
VIP - FundsManager 30% Investor Class	471	23
VIP - FundsManager 40% Investor Class	34	493
VIP - FundsManager 50% Investor Class	8,136	25,583
VIP - FundsManager 60% Investor Class	11,406	37,606
VIP - FundsManager 70% Investor Class	22,873	18,311
VIP - FundsManager 85% Investor Class	9,943	5,102
VIP - Consumer Staples Initial Class	442	535
VIP - Consumer Staples Investor Class	2,469	5,502
VIP - Materials Initial Class	65	530
VIP - Materials Investor Class	1,341	3,045
VIP - Communication Services Initial Class	600	2,318
VIP - Communication Services Investor Class	4,922	6,316
VIP - Emerging Markets Initial Class	171	283
VIP - Emerging Markets Investor Class	1,421	2,598
VIP - Floating Rate High Income Initial Class	445	353
VIP - Floating Rate High Income Investor Class	12,127	11,307
VIP - Bond Index Initial Class	14,408	8,041
VIP - Total Market Index Initial Class	20,213	9,787
VIP - Extended Market Index Initial Class	2,014	2,075
VIP - International Index Initial Class	4,131	3,922
VIF - Emerging Markets Equity - Class I	633	1,273
VIF - Emerging Markets Debt - Class I	1,108	854
VIF - Global Strategist Class II	120	177

(C) Fund Merged (Note 1)	52	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales—(Continued)

	Purchases (000s)	Sales (000s)
Invesco - VI Global Core Equity	$371	$281
Allspring - VT Discovery SMID Cap Growth Class 2	5	279
Allspring - VT Opportunity Class 2	142	40
Lazard - Retirement Emerging Markets Investor	510	1,102
PVIT - Commodity Real Return Portfolio - Administrative	573	981
PVIT - Low Duration Portfolio - Administrative	3,218	5,414
PVIT - Real Return Portfolio - Administrative	1,376	3,940
PVIT - Total Return Portfolio - Administrative	3,473	3,932
Blackrock - Global Allocation V.I. Fund - Class 1	2,936	3,472
FTVIP - Templeton Global Bond Fund - Class 2	402	956
FTVIP - Franklin US Government Securities Fund - Class 2	829	1,813

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2024:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share
VIP - Government Money Market Initial Class	22,205	$22,205	$1.00
VIP - Government Money Market Investor Class	230,611	230,611	1.00
VIP - High Income Initial Class	786	9,675	4.72
VIP - High Income Investor Class	5,871	34,980	4.68
VIP - Equity Income Initial Class	1,549	40,396	26.59
VIP - Equity Income Investor Class	2,359	62,003	26.35
VIP - Growth Initial Class	896	76,472	96.94
VIP - Growth Investor Class	1,110	110,014	95.87
VIP - Overseas Initial Class	267	7,059	25.47
VIP - Overseas Investor Class	830	22,065	25.36
VIP - Investment Grade Bond Initial Class	861	11,860	10.98
VIP - Investment Grade Bond Investor Class	5,639	75,467	10.92
VIP - Asset Manager Initial Class	1,175	20,286	16.45
VIP - Asset Manager Investor Class	1,382	23,300	16.30
VIP - Index 500 Initial Class	966	361,741	569.52
VIP - Asset Manager Growth Initial Class	256	4,950	23.03
VIP - Asset Manager Growth Investor Class	541	11,494	22.84
VIP - Contrafund Initial Class	2,880	116,725	57.94
VIP - Contrafund Investor Class	5,080	237,118	57.35
VIP - Balanced Initial Class	572	11,822	24.61
VIP - Balanced Investor Class	13,421	280,717	24.30
VIP - Dynamic Capital Appreciation Initial Class	182	2,980	20.12
VIP - Dynamic Capital Appreciation Investor Class	908	15,070	20.04
VIP - Growth & Income Initial Class	606	14,334	30.55
VIP - Growth & Income Investor Class	1,267	33,292	30.35
VIP - Growth Opportunities Initial Class	282	18,139	83.00
VIP - Growth Opportunities Investor Class	1,305	94,406	81.98
VIP - Mid Cap Initial Class	668	25,123	37.56
VIP - Mid Cap Investor Class	1,700	66,016	37.15
VIP - Value Strategies Initial Class	262	4,415	15.51
VIP - Value Strategies Investor Class	1,197	19,900	15.33
VIP - Utilities Initial Class	104	2,405	24.17
VIP - Utilities Investor Class	890	19,879	23.95
VIP - Technology Initial Class	1,157	34,507	41.79
VIP - Technology Investor Class	4,565	139,532	40.88
VIP - Energy Initial Class	121	3,520	25.19
VIP - Energy Investor Class	538	14,881	25.13
VIP - Health Care Initial Class	283	9,907	36.03
VIP - Health Care Investor Class	1,456	52,369	35.56

53	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value—(Continued)

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share
VIP - Financials Initial Class	78	$1,365	$18.87
VIP - Financials Investor Class	1,263	20,802	18.75
VIP - Industrials Initial Class	102	2,370	25.35
VIP - Industrials Investor Class	899	21,122	25.03
VIP - Consumer Discretionary Initial Class	52	1,778	41.52
VIP - Consumer Discretionary Investor Class	576	19,405	41.27
VIP - Real Estate Initial Class	117	2,892	17.67
VIP - Real Estate Investor Class	870	18,912	17.53
VIP - Strategic Income Initial Class	333	3,949	10.72
VIP - Strategic Income Investor Class	4,845	57,412	10.67
VIP - International Capital Appreciation Initial Class	81	1,622	22.77
VIP - International Capital Appreciation Investor Class	1,555	32,634	22.56
VIP - Value Initial Class	113	2,156	19.00
VIP - Value Investor Class	1,373	26,000	18.94
VIP - Freedom Income Initial Class(C)	118	1,366	11.03
VIP - Investor Freedom Income Investor Class(C)	443	5,245	10.89
VIP - Freedom 2010 Initial Class	31	414	11.50
VIP - Investor Freedom 2010 Investor Class	364	4,526	12.02
VIP - Freedom 2015 Initial Class	74	966	11.48
VIP - Investor Freedom 2015 Investor Class	735	9,609	12.15
VIP - Freedom 2020 Initial Class	83	1,211	12.70
VIP - Investor Freedom 2020 Investor Class	1,154	15,536	12.82
VIP - Freedom 2025 Initial Class	111	1,721	16.01
VIP - Investor Freedom 2025 Investor Class	1,008	15,243	14.68
VIP - Freedom 2030 Initial Class	84	1,303	16.39
VIP - Investor Freedom 2030 Investor Class	1,510	22,222	15.27
VIP - Freedom 2035 Initial Class	1	40	27.90
VIP - Investor Freedom 2035 Investor Class	63	746	11.50
VIP - Freedom 2040 Initial Class	—	—	27.30
VIP - Investor Freedom 2040 Investor Class	80	850	11.86
VIP - Freedom 2045 Initial Class	1	30	27.81
VIP - Investor Freedom 2045 Investor Class	2	28	12.02
VIP - Freedom 2050 Initial Class	—	—	25.09
VIP - Investor Freedom 2050 Investor Class	19	225	12.04
VIP - Freedom Lifetime Income I	91	1,050	10.28
VIP - Freedom Lifetime Income II	72	891	11.87
VIP - Freedom Lifetime Income III	174	2,200	13.19
VIP - Disciplined Small Cap Initial Class	82	1,525	18.77
VIP - Disciplined Small Cap Investor Class	1,713	30,843	18.65
VIP - FundsManager 20% Investor Class	4,815	56,136	10.64
VIP - FundsManager 30% Investor Class	42	448	10.61
VIP - FundsManager 40% Investor Class	67	673	10.87
VIP - FundsManager 50% Investor Class	11,250	144,477	12.04
VIP - FundsManager 60% Investor Class	15,883	180,556	10.41
VIP - FundsManager 70% Investor Class	12,624	165,977	13.27
VIP - FundsManager 85% Investor Class	5,735	74,903	13.51
VIP - Consumer Staples Initial Class	51	1,039	19.52
VIP - Consumer Staples Investor Class	816	16,271	19.40
VIP - Materials Initial Class	54	968	16.53
VIP - Materials Investor Class	265	4,853	16.52
VIP - Communication Services Initial Class	119	2,219	23.49
VIP - Communication Services Investor Class	726	13,723	23.21
VIP - Emerging Markets Initial Class	46	709	11.48
VIP - Emerging Markets Investor Class	1,183	17,127	11.42
VIP - Floating Rate High Income Initial Class	196	1,958	9.92
VIP - Floating Rate High Income Investor Class	3,085	31,296	9.92
VIP - Bond Index Initial Class	3,630	38,744	9.51
VIP - Total Market Index Initial Class	2,981	51,709	21.08

(C) Fund Merged (Note 1)	54	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value—(Continued)

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share
VIP - Extended Market Index Initial Class	595	$8,315	$14.35
VIP - International Index Initial Class	1,756	19,129	10.83
VIF - Emerging Markets Equity - Class I	402	8,125	13.73
VIF - Emerging Markets Debt - Class I	1,385	12,371	5.49
VIF - Global Strategist Class II	447	5,119	9.21
Invesco - VI Global Core Equity	574	6,106	11.07
Allspring - VT Discovery SMID Cap Growth Class 2	143	4,241	24.17
Allspring - VT Opportunity Class 2	55	1,528	26.86
Lazard - Retirement Emerging Markets Investor	269	6,933	21.39
PVIT - Commodity Real Return Portfolio - Administrative	700	7,367	5.45
PVIT - Low Duration Portfolio - Administrative	2,748	29,347	9.64
PVIT - Real Return Portfolio - Administrative	1,078	15,627	11.51
PVIT - Total Return Portfolio - Administrative	3,213	37,235	9.04
Blackrock - Global Allocation V.I. Fund - Class 1	1,666	30,323	16.36
FTVIP - Templeton Global Bond Fund - Class 2	317	6,345	11.38
FTVIP - Franklin US Government Securities Fund - Class 2	449	5,689	10.18

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Government Money Market Initial Class
Units Issued	467	584	—	—	—	—	—	—
Units Redeemed	(536)	(687)	(2)	(5)	—	—	—	—

Net Increase (Decrease)	(69)	(103)	(2)	(5)	—	—	—	—

VIP - Government Money Market Investor Class
Units Issued	—	—	—	—	205	18,788	—	—
Units Redeemed	—	—	—	—	(198)	(18,206)	—	—

Net Increase (Decrease)	—	—	—	—	7	582	—	—

VIP - High Income Initial Class
Units Issued	3	—	—	—	—	—	—	—
Units Redeemed	(11)	(9)	(1)	(2)	—	—	—	—

Net Increase (Decrease)	(8)	(9)	(1)	(2)	—	—	—	—

VIP - High Income Investor Class
Units Issued	—	—	—	—	17,828	122	—	—
Units Redeemed	—	—	—	—	(19,119)	(362)	—	—

Net Increase (Decrease)	—	—	—	—	(1,291)	(240)	—	—

VIP - Equity-Income Initial Class
Units Issued	2	4	—	—	—	—	—	—
Units Redeemed	(21)	(26)	(2)	(4)	—	—	—	—

Net Increase (Decrease)	(19)	(22)	(2)	(4)	—	—	—	—

VIP - Equity-Income Investor Class
Units Issued	—	—	—	—	250	246	—	—
Units Redeemed	—	—	—	—	(300)	(387)	—	—

Net Increase (Decrease)	—	—	—	—	(50)	(141)	—	—

VIP - Growth Initial Class
Units Issued	5	8	—	1	—	—	—	—
Units Redeemed	(20)	(21)	—	(1)	—	—	—	—

Net Increase (Decrease)	(15)	(13)	—	—	—	—	—	—

VIP - Growth Investor Class
Units Issued	—	—	—	—	322	206	—	—
Units Redeemed	—	—	—	—	(221)	(180)	—	—

Net Increase (Decrease)	—	—	—	—	101	26	—	—

VIP - Overseas Initial Class
Units Issued	—	4	—	—	—	—	—	—
Units Redeemed	(9)	(11)	(1)	(1)	—	—	—	—

Net Increase (Decrease)	(9)	(7)	(1)	(1)	—	—	—	—

55	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Overseas Investor Class
Units Issued	—	—	—	—	122	144	—	—
Units Redeemed	—	—	—	—	(221)	(131)	—	—

Net Increase (Decrease)	—	—	—	—	(99)	13	—	—

VIP - Investment Grade Bond Initial Class
Units Issued	17	6	—	—	—	—	—	—
Units Redeemed	(34)	(41)	(4)	(5)	—	—	—	—

Net Increase (Decrease)	(17)	(35)	(4)	(5)	—	—	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	—	—	—	—	840	653	—	—
Units Redeemed	—	—	—	—	(664)	(911)	—	—

Net Increase (Decrease)	—	—	—	—	176	(258)	—	—

VIP - Asset Manager Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(24)	(43)	(2)	(2)	—	—	—	—

Net Increase (Decrease)	(24)	(43)	(2)	(2)	—	—	—	—

VIP - Asset Manager Investor Class
Units Issued	—	—	—	—	39	16	—	—
Units Redeemed	—	—	—	—	(103)	(145)	—	—

Net Increase (Decrease)	—	—	—	—	(64)	(129)	—	—

VIP - Index 500 Initial Class
Units Issued	14	10	—	1	1,094	978	—	—
Units Redeemed	(36)	(38)	(3)	(4)	(962)	(766)	—	—

Net Increase (Decrease)	(22)	(28)	(3)	(3)	132	212	—	—

VIP - Asset Manager Growth Initial Class
Units Issued	3	—	—	—	—	—	—	—
Units Redeemed	(7)	(26)	(1)	(1)	—	—	—	—

Net Increase (Decrease)	(4)	(26)	(1)	(1)	—	—	—	—

VIP - Asset Manager Growth Investor Class
Units Issued	—	—	—	—	59	14	—	—
Units Redeemed	—	—	—	—	(50)	(51)	—	—

Net Increase (Decrease)	—	—	—	—	9	(37)	—	—

VIP - Contrafund Initial Class
Units Issued	10	11	1	2	—	—	—	—
Units Redeemed	(62)	(78)	(6)	(7)	—	—	—	—

Net Increase (Decrease)	(52)	(67)	(5)	(5)	—	—	—	—

VIP - Contrafund Investor Class
Units Issued	—	—	—	—	747	292	—	—
Units Redeemed	—	—	—	—	(738)	(427)	—	—

Net Increase (Decrease)	—	—	—	—	9	(135)	—	—

VIP - Balanced Initial Class
Units Issued	14	3	—	—	—	—	—	—
Units Redeemed	(40)	(41)	(5)	(4)	—	—	—	—

Net Increase (Decrease)	(26)	(38)	(5)	(4)	—	—	—	—

VIP - Balanced Investor Class
Units Issued	—	—	—	—	696	538	—	—
Units Redeemed	—	—	—	—	(907)	(927)	—	—

Net Increase (Decrease)	—	—	—	—	(211)	(389)	—	—

VIP - Dynamic Capital Appreciation Initial Class
Units Issued	15	3	1	—	—	—	—	—
Units Redeemed	(3)	(3)	(1)	—	—	—	—	—

Net Increase (Decrease)	12	—	—	—	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class
Units Issued	—	—	—	—	33	41	—	—
Units Redeemed	—	—	—	—	(42)	(20)	—	—

Net Increase (Decrease)	—	—	—	—	(9)	21	—	—

VIP - Growth & Income Initial Class
Units Issued	3	2	—	—	—	—	—	—
Units Redeemed	(17)	(29)	(3)	(8)	—	—	—	—

Net Increase (Decrease)	(14)	(27)	(3)	(8)	—	—	—	—

56	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Growth & Income Investor Class
Units Issued	—	—	—	—	73	144	—	—
Units Redeemed	—	—	—	—	(109)	(290)	—	—

Net Increase (Decrease)	—	—	—	—	(36)	(146)	—	—

VIP - Growth Opportunities Initial Class
Units Issued	8	16	3	4	—	—	—	—
Units Redeemed	(26)	(30)	(3)	(3)	—	—	—	—

Net Increase (Decrease)	(18)	(14)	—	1	—	—	—	—

VIP - Growth Opportunities Investor Class
Units Issued	—	—	—	—	205	164	—	—
Units Redeemed	—	—	—	—	(234)	(141)	—	—

Net Increase (Decrease)	—	—	—	—	(29)	23	—	—

VIP - Mid Cap Initial Class
Units Issued	8	3	—	—	—	—	—	—
Units Redeemed	(40)	(50)	(5)	(6)	—	—	—	—

Net Increase (Decrease)	(32)	(47)	(5)	(6)	—	—	—	—

VIP - Mid Cap Investor Class
Units Issued	—	—	—	—	216	128	—	—
Units Redeemed	—	—	—	—	(266)	(277)	—	—

Net Increase (Decrease)	—	—	—	—	(50)	(149)	—	—

VIP - Value Strategies Initial Class
Units Issued	2	7	—	1	—	—	—	—
Units Redeemed	(32)	(15)	(1)	(2)	—	—	—	—

Net Increase (Decrease)	(30)	(8)	(1)	(1)	—	—	—	—

VIP - Value Strategies Investor Class
Units Issued	—	—	—	—	59	152	—	—
Units Redeemed	—	—	—	—	(116)	(214)	—	—

Net Increase (Decrease)	—	—	—	—	(57)	(62)	—	—

VIP - Utilities Initial Class
Units Issued	13	2	1	3	—	—	—	—
Units Redeemed	(7)	(129)	(1)	(7)	—	—	—	—

Net Increase (Decrease)	6	(127)	—	(4)	—	—	—	—

VIP - Utilities Investor Class
Units Issued	—	—	—	—	151	93	—	—
Units Redeemed	—	—	—	—	(104)	(160)	—	—

Net Increase (Decrease)	—	—	—	—	47	(67)	—	—

VIP - Technology Initial Class
Units Issued	34	153	1	11	—	—	—	—
Units Redeemed	(67)	(70)	(3)	(3)	—	—	—	—

Net Increase (Decrease)	(33)	83	(2)	8	—	—	—	—

VIP - Technology Investor Class
Units Issued	—	—	—	—	268	306	—	—
Units Redeemed	—	—	—	—	(284)	(172)	—	—

Net Increase (Decrease)	—	—	—	—	(16)	134	—	—

VIP - Energy Initial Class
Units Issued	15	25	—	3	—	—	—	—
Units Redeemed	(42)	(99)	(2)	(24)	—	—	—	—

Net Increase (Decrease)	(27)	(74)	(2)	(21)	—	—	—	—

VIP - Energy Investor Class
Units Issued	—	—	—	—	236	545	—	—
Units Redeemed	—	—	—	—	(513)	(1,010)	—	—

Net Increase (Decrease)	—	—	—	—	(277)	(465)	—	—

57	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Health Care Initial Class
Units Issued	4	2	—	1	—	—	—	—
Units Redeemed	(32)	(21)	(2)	(2)	—	—	—	—

Net Increase (Decrease)	(28)	(19)	(2)	(1)	—	—	—	—

VIP - Health Care Investor Class
Units Issued	—	—	—	—	85	59	—	—
Units Redeemed	—	—	—	—	(177)	(220)	—	—

Net Increase (Decrease)	—	—	—	—	(92)	(161)	—	—

VIP - Financials Initial Class(A)
Units Issued	20	8	3	—	—	—	—	—
Units Redeemed	(19)	(10)	(2)	(2)	—	—	—	—

Net Increase (Decrease)	1	(2)	1	(2)	—	—	—	—

VIP - Financials Investor Class(A)
Units Issued	—	—	—	—	237	191	—	—
Units Redeemed	—	—	—	—	(241)	(260)	—	—

Net Increase (Decrease)	—	—	—	—	(4)	(69)	—	—

VIP - Industrials Initial Class
Units Issued	9	1	—	6	—	—	—	—
Units Redeemed	(8)	(1)	—	(5)	—	—	—	—

Net Increase (Decrease)	1	—	—	1	—	—	—	—

VIP - Industrials Investor Class
Units Issued	—	—	—	—	151	48	—	—
Units Redeemed	—	—	—	—	(124)	(85)	—	—

Net Increase (Decrease)	—	—	—	—	27	(37)	—	—

VIP - Consumer Discretionary Initial Class
Units Issued	4	14	1	2	—	—	—	—
Units Redeemed	(9)	(11)	(2)	—	—	—	—	—

Net Increase (Decrease)	(5)	3	(1)	2	—	—	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	—	—	—	—	37	90	—	—
Units Redeemed	—	—	—	—	(112)	(80)	—	—

Net Increase (Decrease)	—	—	—	—	(75)	10	—	—

VIP - Real Estate Initial Class
Units Issued	3	1	1	—	—	—	—	—
Units Redeemed	(17)	(6)	(1)	—	—	—	—	—

Net Increase (Decrease)	(14)	(5)	—	—	—	—	—	—

VIP - Real Estate Investor Class
Units Issued	—	—	—	—	56	45	—	—
Units Redeemed	—	—	—	—	(72)	(122)	—	—

Net Increase (Decrease)	—	—	—	—	(16)	(77)	—	—

VIP - Strategic Income Initial Class
Units Issued	4	7	1	—	—	—	—	—
Units Redeemed	(23)	(20)	(3)	(3)	—	—	—	—

Net Increase (Decrease)	(19)	(13)	(2)	(3)	—	—	—	—

VIP - Strategic Income Investor Class
Units Issued	—	—	—	—	424	198	—	—
Units Redeemed	—	—	—	—	(408)	(683)	—	—

Net Increase (Decrease)	—	—	—	—	16	(485)	—	—

VIP - International Capital Appreciation Initial Class
Units Issued	—	8	—	1	—	—	—	—
Units Redeemed	(4)	(20)	—	1	—	—	—	—

Net Increase (Decrease)	(4)	(12)	—	2	—	—	—	—

(A) Fund Name Change (Note 1)	58	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - International Capital Appreciation Investor Class
Units Issued	—	—	—	—	121	156	—	—
Units Redeemed	—	—	—	—	(169)	(193)	—	—

Net Increase (Decrease)	—	—	—	—	(48)	(37)	—	—

VIP - Value Initial Class
Units Issued	6	7	—	—	—	—	—	—
Units Redeemed	(12)	(25)	(1)	(11)	—	—	—	—

Net Increase (Decrease)	(6)	(18)	(1)	(11)	—	—	—	—

VIP - Value Investor Class
Units Issued	—	—	—	—	102	88	—	—
Units Redeemed	—	—	—	—	(194)	(215)	—	—

Net Increase (Decrease)	—	—	—	—	(92)	(127)	—	—

VIP - Freedom Income Initial Class(C)
Units Issued	32	3	—	—	—	—	—	—
Units Redeemed	(5)	(11)	—	—	—	—	—	—

Net Increase (Decrease)	27	(8)	—	—	—	—	—	—

VIP - Investor Freedom Income Investor Class(C)
Units Issued	—	—	—	—	111	38	—	—
Units Redeemed	—	—	—	—	(14)	(66)	—	—

Net Increase (Decrease)	—	—	—	—	97	(28)	—	—

VIP - Freedom 2005 Initial Class(C)
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(28)	(13)	—	—	—	—	—	—

Net Increase (Decrease)	(28)	(13)	—	—	—	—	—	—

VIP - Investor Freedom 2005 Investor Class(C)
Units Issued	—	—	—	—	1	—	—	—
Units Redeemed	—	—	—	—	(96)	(12)	—	—

Net Increase (Decrease)	—	—	—	—	(95)	(12)	—	—

VIP - Freedom 2010 Initial Class
Units Issued	2	—	—	—	—	—	—	—
Units Redeemed	(20)	(9)	—	—	—	—	—	—

Net Increase (Decrease)	(18)	(9)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	—	—	—	—	—	1	—	—
Units Redeemed	—	—	—	—	(1)	(56)	—	—

Net Increase (Decrease)	—	—	—	—	(1)	(55)	—	—

VIP - Freedom 2015 Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(9)	(7)	—	—	—	—	—	—

Net Increase (Decrease)	(9)	(7)	—	—	—	—	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	—	—	—	—	15	1	—	—
Units Redeemed	—	—	—	—	(58)	(37)	—	—

Net Increase (Decrease)	—	—	—	—	(43)	(36)	—	—

VIP - Freedom 2020 Initial Class
Units Issued	—	1	—	—	—	—	—	—
Units Redeemed	(13)	(32)	—	—	—	—	—	—

Net Increase (Decrease)	(13)	(31)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	—	—	—	—	13	46	—	—
Units Redeemed	—	—	—	—	(60)	(133)	—	—

Net Increase (Decrease)	—	—	—	—	(47)	(87)	—	—

(C) Fund Merged (Note 1)	59	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Freedom 2025 Initial Class
Units Issued	1	3	—	—	—	—	—	—
Units Redeemed	(12)	(5)	—	—	—	—	—	—

Net Increase (Decrease)	(11)	(2)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	—	—	—	—	21	25	—	—
Units Redeemed	—	—	—	—	(129)	(104)	—	—

Net Increase (Decrease)	—	—	—	—	(108)	(79)	—	—

VIP - Freedom 2030 Initial Class
Units Issued	1	2	—	—	—	—	—	—
Units Redeemed	(8)	(3)	—	—	—	—	—	—

Net Increase (Decrease)	(7)	(1)	—	—	—	—	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	—	—	—	—	68	84	—	—
Units Redeemed	—	—	—	—	(152)	(107)	—	—

Net Increase (Decrease)	—	—	—	—	(84)	(23)	—	—

VIP - Freedom 2035 Initial Class(B)
Units Issued	5	—	—	—	—	—	—	—
Units Redeemed	(2)	—	—	—	—	—	—	—

Net Increase (Decrease)	3	—	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class(B)
Units Issued	—	—	—	—	80	31	—	—
Units Redeemed	—	—	—	—	(51)	—	—	—

Net Increase (Decrease)	—	—	—	—	29	31	—	—

VIP - Freedom 2040 Initial Class(B)
Units Issued	1	—	—	—	—	—	—	—
Units Redeemed	(1)	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2040 Investor Class(B)
Units Issued	—	—	—	—	16	61	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	16	61	—	—

VIP - Freedom 2045 Initial Class(B)
Units Issued	3	—	—	—	—	—	—	—
Units Redeemed	(2)	(1)	—	—	—	—	—	—

Net Increase (Decrease)	1	(1)	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class(B)
Units Issued	—	—	—	—	2	—	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	2	—	—	—

VIP - Freedom 2050 Initial Class(B)
Units Issued	2	—	—	—	—	—	—	—
Units Redeemed	(2)	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2050 Investor Class(B)
Units Issued	—		—		18		—
Units Redeemed	—		—		—		—

Net Increase (Decrease)	—		—		18		—

VIP - Freedom Lifetime Income I
Units Issued	—	—	—	—	—	—	—	1
Units Redeemed	—	—	—	—	—	—	(11)	(6)

Net Increase (Decrease)	—	—	—	—	—	—	(11)	(5)

(B) New Fund (Note 1)	60	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Freedom Lifetime Income II
Units Issued	—	—	—	—	—	—	1	1
Units Redeemed	—	—	—	—	—	—	(4)	(4)

Net Increase (Decrease)	—	—	—	—	—	—	(3)	(3)

VIP - Freedom Lifetime Income III
Units Issued	—	—	—	—	—	—	1	1
Units Redeemed	—	—	—	—	—	—	(5)	(6)

Net Increase (Decrease)	—	—	—	—	—	—	(4)	(5)

VIP - Disciplined Small Cap Initial Class
Units Issued	27	30	1	—	—	—	—	—
Units Redeemed	(32)	(22)	(3)	(2)	—	—	—	—

Net Increase (Decrease)	(5)	8	(2)	(2)	—	—	—	—

VIP - Disciplined Small Cap Investor Class
Units Issued	—	—	—	—	227	169	—	—
Units Redeemed	—	—	—	—	(245)	(164)	—	—

Net Increase (Decrease)	—	—	—	—	(18)	5	—	—

VIP - FundsManager 20% Investor Class
Units Issued	1	9	1	—	335	13	—	—
Units Redeemed	(14)	(51)	(3)	(6)	(477)	(788)	(2)	(2)

Net Increase (Decrease)	(13)	(42)	(2)	(6)	(142)	(775)	(2)	(2)

VIP - FundsManager 30% Investor Class(B)
Units Issued	—	—	—	—	40	—	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	40	—	—	—

VIP - FundsManager 40% Investor Class(B)
Units Issued	—	48	—	—	1	60	—	—
Units Redeemed	(43)	1	—	1	(1)	—	—	—

Net Increase (Decrease)	(43)	49	—	1	—	60	—	—

VIP - FundsManager 50% Investor Class
Units Issued	1	—	—	—	221	403	1	—
Units Redeemed	(72)	(68)	(22)	(38)	(934)	(874)	(13)	(17)

Net Increase (Decrease)	(71)	(68)	(22)	(38)	(713)	(471)	(12)	(17)

VIP - FundsManager 60% Investor Class
Units Issued	21	—	1	6	299	630	4	3
Units Redeemed	(21)	(17)	(4)	(5)	(854)	(687)	(23)	(24)

Net Increase (Decrease)	—	(17)	(3)	1	(555)	(57)	(19)	(21)

VIP - FundsManager 70% Investor Class
Units Issued	2	3	—	1	755	539	—	—
Units Redeemed	(19)	(22)	(17)	(7)	(655)	(470)	(3)	(4)

Net Increase (Decrease)	(17)	(19)	(17)	(6)	100	69	(3)	(4)

VIP - FundsManager 85% Investor Class
Units Issued	2	6	—	—	261	115	—	—
Units Redeemed	(7)	(15)	(2)	(2)	(135)	(162)	—	(34)

Net Increase (Decrease)	(5)	(9)	(2)	(2)	126	(47)	—	(34)

VIP - Consumer Staples Initial Class
Units Issued	11	6	—	3	—	—	—	—
Units Redeemed	(13)	(11)	(1)	(3)	—	—	—	—

Net Increase (Decrease)	(2)	(5)	(1)	—	—	—	—	—

VIP - Consumer Staples Investor Class
Units Issued	—	—	—	—	47	70	—	—
Units Redeemed	—	—	—	—	(143)	(130)	—	—

Net Increase (Decrease)	—	—	—	—	(96)	(60)	—	—

VIP - Materials Initial Class
Units Issued	2	3	—	—	—	—	—	—
Units Redeemed	(17)	(10)	—	—	—	—	—	—

Net Increase (Decrease)	(15)	(7)	—	—	—	—	—	—

(B) New Fund (Note 1)	61	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Materials Investor Class
Units Issued	—	—	—	—	36	39	—	—
Units Redeemed	—	—	—	—	(91)	(106)	—	—

Net Increase (Decrease)	—	—	—	—	(55)	(67)	—	—

VIP - Communication Services Initial Class
Units Issued	24	72	3	31	—	—	—	—
Units Redeemed	(71)	(29)	(11)	(2)	—	—	—	—

Net Increase (Decrease)	(47)	43	(8)	29	—	—	—	—

VIP - Communication Services Investor Class
Units Issued	—	—	—	—	126	199	—	—
Units Redeemed	—	—	—	—	(171)	(74)	—	—

Net Increase (Decrease)	—	—	—	—	(45)	125	—	—

VIP - Emerging Markets Initial Class
Units Issued	9	4	3	—	—	—	—	—
Units Redeemed	(17)	(3)	(3)	—	—	—	—	—

Net Increase (Decrease)	(8)	1	—	—	—	—	—	—

VIP - Emerging Markets Investor Class
Units Issued	—	—	—	—	70	123	—	—
Units Redeemed	—	—	—	—	(140)	(135)	—	—

Net Increase (Decrease)	—	—	—	—	(70)	(12)	—	—

VIP - Floating Rate High Income Initial Class
Units Issued	22	224	—	1	—	—	—	—
Units Redeemed	(18)	(288)	(6)	(2)	—	—	—	—

Net Increase (Decrease)	4	(64)	(6)	(1)	—	—	—	—

VIP - Floating Rate High Income Investor Class
Units Issued	—	—	—	—	728	819	—	—
Units Redeemed	—	—	—	—	(812)	(755)	—	—

Net Increase (Decrease)	—	—	—	—	(84)	64	—	—

VIP - Bond Index Initial Class
Units Issued	46	8	—	1	1,289	815	—	—
Units Redeemed	(7)	(33)	(2)	(1)	(823)	(568)	—	—

Net Increase (Decrease)	39	(25)	(2)	—	466	247	—	—

VIP - Total Market Index Initial Class
Units Issued	24	41	—	3	987	771	—	—
Units Redeemed	(28)	(25)	(3)	(2)	(494)	(782)	—	—

Net Increase (Decrease)	(4)	16	(3)	1	493	(11)	—	—

VIP - Extended Market Index Initial Class
Units Issued	6	1	—	—	125	150	—	—
Units Redeemed	(8)	(24)	—	(1)	(131)	(232)	—	—

Net Increase (Decrease)	(2)	(23)	—	(1)	(6)	(82)	—	—

VIP - International Index Initial Class
Units Issued	5	3	—	—	298	385	—	—
Units Redeemed	(10)	(4)	—	—	(318)	(354)	—	—

Net Increase (Decrease)	(5)	(1)	—	—	(20)	31	—	—

VIF - Emerging Markets Equity Class I
Units Issued	—	—	—	—	38	38	—	—
Units Redeemed	(12)	(3)	(1)	(1)	(49)	(49)	—	—

Net Increase (Decrease)	(12)	(3)	(1)	(1)	(11)	(11)	—	—

VIF - Emerging Markets Debt Class I
Units Issued	—	—	—	—	23	32	—	—
Units Redeemed	(2)	(5)	(1)	(1)	(47)	(102)	—	—

Net Increase (Decrease)	(2)	(5)	(1)	(1)	(24)	(70)	—	—

62	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIF - Global Strategist - Class II
Units Issued	—	—	—	—	6	6	—	—
Units Redeemed	(1)	(1)	(1)	(1)	(5)	(6)	—	—

Net Increase (Decrease)	(1)	(1)	(1)	(1)	1	—	—	—

Invesco - V.I. Global Core Equity Series I
Units Issued	—	2	—	—	10	91	—	—
Units Redeemed	(1)	(3)	—	—	(11)	(100)	—	—

Net Increase (Decrease)	(1)	(1)	—	—	(1)	(9)	—	—

Allspring - VT Discovery SMID Cap Growth Class 2(A)
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(3)	(1)	—	—	—	—	—	—

Net Increase (Decrease)	(3)	(1)	—	—	—	—	—	—

Allspring - VT Opportunity Class 2
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	—	(1)	—	—	—	—	—	—

Net Increase (Decrease)	—	(1)	—	—	—	—	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor
Units Issued	—	15	—	—	25	37	—	—
Units Redeemed	(2)	(20)	—	—	(70)	(49)	—	—

Net Increase (Decrease)	(2)	(5)	—	—	(45)	(12)	—	—

PVIT - Commodity Real Return Strategy Portfolio - Administrative
Units Issued	—	—	—	—	61	56	—	—
Units Redeemed	—	—	—	(35)	(121)	(310)	—	—

Net Increase (Decrease)	—	—	—	(35)	(60)	(254)	—	—

PVIT - Low Duration Portfolio - Administrative
Units Issued	1	19	—	—	202	229	—	—
Units Redeemed	(116)	(35)	—	—	(360)	(651)	—	—

Net Increase (Decrease)	(115)	(16)	—	—	(158)	(422)	—	—

PVIT - Real Return Portfolio - Administrative
Units Issued	1	3	—	—	70	74	—	—
Units Redeemed	(3)	(37)	—	—	(269)	(329)	—	—

Net Increase (Decrease)	(2)	(34)	—	—	(199)	(255)	—	—

PVIT - Total Return Portfolio - Administrative
Units Issued	1	9	—	—	176	400	—	—
Units Redeemed	(8)	(13)	—	(1)	(285)	(927)	—	—

Net Increase (Decrease)	(7)	(4)	—	(1)	(109)	(527)	—	—

Blackrock - Global Allocation V.I. Fund - Class I
Units Issued	2	3	—	—	55	45	—	—
Units Redeemed	(2)	(1)	—	—	(188)	(366)	—	—

Net Increase (Decrease)	—	2	—	—	(133)	(321)	—	—

FTVIP - Templeton Global Bond Fund - Class 2
Units Issued	1	—	—	—	41	42	—	—
Units Redeemed	(1)	(3)	—	—	(99)	(122)	—	—

Net Increase (Decrease)	—	(3)	—	—	(58)	(80)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2
Units Issued	1	23	—	—	68	165	—	—
Units Redeemed	(5)	(51)	—	—	(173)	(158)	—	—

Net Increase (Decrease)	(4)	(28)	—	—	(105)	7	—	—

(A) Fund Name Change (Note 1)	63	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Growth and
	Guaranteed Income
(in thousands)	2024	2023
VIP - Government Money Market Investor Class
Units Issued	249	366
Units Redeemed	(146)	(384)

Net Increase (Decrease)	103	(18)

VIP - Balanced Investor Class
Units Issued	—	—
Units Redeemed	(213)	(263)

Net Increase (Decrease)	(213)	(263)

VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(575)	(379)

Net Increase (Decrease)	(575)	(379)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Government Money Market Initial Class
2024	971	$22.87	$21.72	$22,205	0.80%	1.00%	4.99%	4.26%		4.07%
2023	1,043	$21.93	$20.87	$22,846	0.80%	1.00%	4.78%	4.05%		3.84%
2022	1,150	$21.08	$20.10	$24,234	0.80%	1.00%	1.45%	0.64%		0.43%
2021	957	$20.95	$20.01	$20,037	0.80%	1.00%	0.01%	(0.79%	)	(1.00%	)
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%	)	(0.69%	)
VIP - Government Money Market Investor Class
2024	19,024	$11.55	$9.70	$230,611	0.10%	1.25%	4.97%	4.97%		3.76%
2023	20,211	$11.04	$9.62	$234,315	0.10%	1.25%	4.77%	4.78%		3.61%
2022	19,649	$10.54	$9.03	$216,580	0.10%	1.25%	1.54%	1.31%		0.16%
2021	14,027	$10.40	$9.01	$153,039	0.10%	1.25%	0.01%	(0.09%	)	(1.24%	)
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%		(0.95%	)
VIP - High Income Initial Class
2024	57	$65.98	$62.71	$3,687	0.80%	1.00%	5.69%	8.10%		7.97%
2023	67	$61.04	$58.08	$4,032	0.80%	1.00%	5.53%	9.66%		9.38%
2022	77	$55.69	$53.10	$4,258	0.80%	1.00%	4.99%	(12.09%	)	(12.26%	)
2021	88	$63.35	$60.52	$5,580	0.80%	1.00%	5.23%	3.58%		3.37%
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%		1.72%
VIP - High Income Investor Class
2024	1,250	$19.84	$30.88	$27,478	0.10%	0.25%	6.18%	8.94%		8.78%
2023	1,243	$18.22	$28.39	$25,263	0.10%	0.25%	5.41%	10.20%		10.04%
2022	1,483	$16.53	$25.80	$27,139	0.10%	0.25%	4.81%	(11.56%	)	(11.69%	)
2021	1,757	$18.69	$29.22	$36,671	0.10%	0.25%	5.34%	4.52%		4.36%
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%		2.48%
VIP - Equity-Income Initial Class
2024	199	$207.44	$197.10	$41,175	0.80%	1.00%	1.75%	14.42%		14.21%
2023	220	$181.30	$172.52	$39,790	0.80%	1.00%	1.88%	9.76%		9.55%
2022	246	$165.17	$157.48	$40,502	0.80%	1.00%	1.84%	(5.72%	)	(5.91%	)
2021	280	$175.18	$167.37	$48,795	0.80%	1.00%	1.89%	23.89%		23.65%
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%		5.62%
VIP - Equity-Income Investor Class
2024	1,428	$45.50	$66.45	$62,153	0.10%	0.25%	1.80%	15.14%		14.97%
2023	1,478	$39.52	$57.80	$55,926	0.10%	0.25%	1.82%	10.45%		10.30%
2022	1,619	$35.78	$52.41	$55,573	0.10%	0.25%	1.90%	(5.11%	)	(5.26%	)
2021	1,632	$37.71	$55.32	$59,322	0.10%	0.25%	1.90%	24.71%		24.52%
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%		6.31%

64	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Growth Initial Class
2024	191	$455.56	$432.77	$86,842	0.80%	1.00%	—	29.34%		29.13%
2023	207	$352.20	$335.14	$72,832	0.80%	1.00%	0.13%	35.15%		34.88%
2022	221	$260.60	$248.48	$57,602	0.80%	1.00%	0.62%	(25.06%	)	(25.21%	)
2021	250	$347.74	$332.23	$86,851	0.80%	1.00%	—	22.23%		21.98%
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%		42.45%
VIP - Growth Investor Class
2024	1,126	$96.86	$138.14	$106,459	0.10%	0.25%	—	30.17%		29.97%
2023	1,024	$74.41	$106.29	$74,161	0.10%	0.25%	0.07%	35.99%		35.78%
2022	997	$54.72	$78.28	$53,077	0.10%	0.25%	0.54%	(24.59%	)	(24.70%	)
2021	1,076	$72.56	$103.96	$76,009	0.10%	0.25%	0.00%	23.00%		22.82%
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%		43.42%
VIP - Overseas Initial Class
2024	92	$74.04	$70.30	$6,810	0.80%	1.00%	1.59%	4.21%		4.01%
2023	102	$71.04	$67.60	$7,250	0.80%	1.00%	1.02%	19.55%		19.30%
2022	111	$59.42	$56.66	$6,589	0.80%	1.00%	1.05%	(25.09%	)	(25.24%	)
2021	124	$79.32	$75.78	$9,809	0.80%	1.00%	0.53%	18.74%		18.50%
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%		14.46%
VIP - Overseas Investor Class
2024	818	$25.57	$34.90	$21,041	0.10%	0.25%	1.50%	4.87%		4.71%
2023	917	$24.38	$33.33	$22,574	0.10%	0.25%	0.98%	20.29%		20.09%
2022	904	$20.27	$27.75	$18,540	0.10%	0.25%	1.00%	(24.62%	)	(24.73%	)
2021	969	$26.89	$36.87	$26,348	0.10%	0.25%	0.49%	19.51%		19.33%
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%		15.21%
VIP - Investment Grade Bond Initial Class
2024	209	$45.68	$43.40	$9,429	0.80%	1.00%	3.43%	0.97%		0.81%
2023	229	$45.25	$43.05	$10,316	0.80%	1.00%	2.49%	5.34%		5.14%
2022	270	$42.95	$40.95	$11,509	0.80%	1.00%	2.17%	(13.65%	)	(13.82%	)
2021	320	$49.74	$47.52	$15,822	0.80%	1.00%	2.00%	(1.40%	)	(1.60%	)
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%		8.30%
VIP - Investment Grade Bond Investor Class
2024	3,994	$14.00	$17.73	$61,579	0.10%	0.25%	3.62%	1.64%		1.49%
2023	3,818	$13.77	$17.47	$58,755	0.10%	0.25%	2.53%	6.02%		5.82%
2022	4,075	$12.99	$16.51	$59,176	0.10%	0.25%	2.17%	(13.06%	)	(13.15%	)
2021	4,655	$14.94	$19.01	$78,013	0.10%	0.25%	2.00%	(0.74%	)	(0.89%	)
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%		9.06%
VIP - Asset Manager Initial Class
2024	230	$84.31	$80.10	$19,311	0.80%	1.00%	2.40%	7.62%		7.42%
2023	256	$78.34	$74.54	$19,968	0.80%	1.00%	2.21%	12.04%		11.83%
2022	299	$69.92	$66.66	$20,906	0.80%	1.00%	2.05%	(15.61%	)	(15.79%	)
2021	321	$82.85	$79.16	$26,545	0.80%	1.00%	1.58%	9.04%		8.82%
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%		13.72%
VIP - Asset Manager Investor Class
2024	835	$25.18	$35.08	$22,523	0.10%	0.25%	2.36%	8.25%		8.09%
2023	899	$23.26	$32.46	$22,444	0.10%	0.25%	2.21%	12.80%		12.64%
2022	1,029	$20.62	$28.82	$22,790	0.10%	0.25%	2.00%	(15.10%	)	(15.22%	)
2021	1,105	$24.29	$34.00	$28,968	0.10%	0.25%	1.50%	9.74%		9.58%
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%		14.48%
VIP - Index 500 Initial Class
2024	7,379	$68.84	$182.87	$550,293	0.10%	1.00%	1.30%	24.77%		23.68%
2023	7,272	$55.17	$147.76	$438,282	0.10%	1.00%	1.51%	26.08%		24.94%
2022	7,089	$43.76	$118.27	$342,362	0.10%	1.00%	1.49%	(18.30%	)	(19.03%	)
2021	6,845	$53.56	$146.07	$410,684	0.10%	1.00%	1.26%	28.45%		27.29%
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%		17.05%
VIP - Asset Manager: Growth Initial Class
2024	92	$63.87	$60.66	$5,906	0.80%	1.00%	1.74%	9.92%		9.71%
2023	99	$58.11	$55.29	$5,720	0.80%	1.00%	1.70%	15.43%		15.20%
2022	126	$50.34	$48.00	$6,310	0.80%	1.00%	1.76%	(17.54%	)	(17.71%)
2021	145	$61.05	$58.32	$8,783	0.80%	1.00%	1.41%	13.05%		12.82%
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%		16.09%

65	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Asset Manager: Growth Investor Class
2024	368	$31.16	$44.79	$12,365	0.10%	0.25%	1.76%	10.62%		10.45%
2023	359	$28.17	$40.56	$10,961	0.10%	0.25%	1.77%	16.13%		15.96%
2022	395	$24.26	$34.97	$10,339	0.10%	0.25%	1.77%	(17.01%	)	(17.15%	)
2021	402	$29.23	$42.21	$12,641	0.10%	0.25%	1.41%	13.77%		13.60%
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%		16.90%
VIP - Contrafund Initial Class
2024	679	$246.33	$234.12	$166,778	0.80%	1.00%	0.19%	32.71%		32.47%
2023	736	$185.60	$176.62	$136,360	0.80%	1.00%	0.49%	32.39%		32.12%
2022	809	$140.20	$133.68	$113,088	0.80%	1.00%	0.50%	(26.90%	)	(27.05%	)
2021	876	$191.79	$183.24	$167,541	0.80%	1.00%	0.06%	26.81%		26.56%
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%		29.26%
VIP - Contrafund Investor Class
2024	4,122	$68.84	$103.61	$291,328	0.10%	0.25%	0.14%	33.57%		33.36%
2023	4,112	$51.54	$77.69	$218,696	0.10%	0.25%	0.44%	33.22%		33.01%
2022	4,247	$38.69	$58.40	$169,789	0.10%	0.25%	0.43%	(26.45%	)	(26.57%	)
2021	4,469	$52.60	$79.53	$242,968	0.10%	0.25%	0.05%	27.62%		27.42%
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%		30.15%
VIP - Balanced Initial Class
2024	219	$64.48	$61.41	$14,088	0.80%	1.00%	1.79%	14.99%		14.76%
2023	250	$56.24	$53.52	$14,021	0.80%	1.00%	1.70%	20.56%		20.32%
2022	291	$46.65	$44.48	$13,540	0.80%	1.00%	1.26%	(18.60%	)	(18.76%	)
2021	319	$57.31	$54.75	$18,230	0.80%	1.00%	0.92%	17.32%		17.08%
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%		21.16%
VIP - Balanced Investor Class
2024	7,628	$41.35	$54.07	$326,132	0.10%	1.40%	1.80%	15.72%		14.20%
2023	8,052	$35.74	$47.35	$299,494	0.10%	1.40%	1.65%	21.11%		19.72%
2022	8,703	$29.46	$39.55	$266,472	0.10%	1.40%	1.19%	(18.12%	)	(19.17%	)
2021	9,046	$35.98	$48.93	$336,919	0.10%	1.40%	0.89%	18.06%		16.52%
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%		20.64%
VIP - Dynamic Capital Appreciation Initial Class
2024	44	$82.87	$79.39	$3,654	0.80%	1.00%	0.22%	24.52%		24.26%
2023	31	$66.55	$63.89	$2,099	0.80%	1.00%	0.37%	28.04%		27.78%
2022	30	$51.98	$50.00	$1,578	0.80%	1.00%	0.30%	(21.50%	)	(21.66%	)
2021	32	$66.22	$63.82	$2,158	0.80%	1.00%	0.40%	23.63%		23.38%
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%		32.27%
VIP - Dynamic Capital Appreciation Investor Class
2024	246	$71.52	$112.05	$18,192	0.10%	0.25%	0.16%	25.30%		25.11%
2023	256	$57.08	$89.56	$15,135	0.10%	0.25%	0.29%	28.80%		28.59%
2022	236	$44.32	$69.64	$10,846	0.10%	0.25%	0.23%	(20.97%	)	(21.08%	)
2021	290	$56.08	$88.25	$16,776	0.10%	0.25%	0.34%	24.33%		24.15%
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%		33.20%
VIP - Growth & Income Initial Class
2024	220	$84.31	$80.13	$18,527	0.80%	1.00%	1.45%	21.23%		21.01%
2023	239	$69.54	$66.18	$16,534	0.80%	1.00%	1.61%	17.77%		17.54%
2022	273	$59.05	$56.30	$16,062	0.80%	1.00%	1.59%	(5.71%	)	(5.90%	)
2021	301	$62.62	$59.83	$18,746	0.80%	1.00%	2.38%	24.94%		24.69%
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%		6.77%
VIP - Growth & Income Investor Class
2024	651	$60.43	$81.77	$38,463	0.10%	0.25%	1.45%	22.05%		21.87%
2023	688	$49.51	$67.10	$33,214	0.10%	0.25%	1.48%	18.50%		18.34%
2022	834	$41.78	$56.71	$34,095	0.10%	0.25%	1.69%	(5.10%	)	(5.24%	)
2021	762	$44.03	$59.85	$32,883	0.10%	0.25%	2.41%	25.67%		25.48%
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%		7.49%
VIP - Growth Opportunities Initial Class
2024	200	$118.30	$112.36	$23,156	0.80%	1.00%	—	37.77%		37.53%
2023	218	$85.86	$81.70	$18,647	0.80%	1.00%	—	44.49%		44.19%
2022	233	$59.42	$56.66	$13,789	0.80%	1.00%	—	(38.64%	)	(38.77%	)
2021	304	$96.85	$92.53	$29,335	0.80%	1.00%	—	11.05%		10.82%
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%		66.97%

66	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Growth Opportunities Investor Class
2024	925	$120.09	$196.41	$106,988	0.10%	0.25%	—	38.65%		38.44%
2023	955	$86.62	$141.88	$79,328	0.10%	0.25%	—	45.43%		45.20%
2022	933	$59.56	$97.71	$53,464	0.10%	0.25%	—	(38.27%	)	(38.36%	)
2021	1,120	$96.48	$158.51	$104,067	0.10%	0.25%	—	11.75%		11.59%
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%		68.10%
VIP - Mid Cap Initial Class
2024	299	$84.50	$80.40	$25,046	0.80%	1.00%	0.53%	16.56%		16.32%
2023	334	$72.46	$69.08	$24,120	0.80%	1.00%	0.58%	14.16%		13.92%
2022	386	$63.47	$60.64	$24,373	0.80%	1.00%	0.50%	(15.43%	)	(15.59%	)
2021	408	$75.05	$71.84	$30,493	0.80%	1.00%	0.62%	24.60%		24.35%
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%		17.00%
VIP - Mid Cap Investor Class
2024	1,425	$40.63	$71.42	$63,173	0.10%	0.25%	0.50%	17.29%		17.11%
2023	1,475	$34.64	$60.99	$56,434	0.10%	0.25%	0.52%	14.90%		14.73%
2022	1,624	$30.15	$53.16	$54,232	0.10%	0.25%	0.46%	(14.92%	)	(15.04%	)
2021	1,615	$35.44	$62.57	$63,540	0.10%	0.25%	0.55%	25.41%		25.23%
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%		17.78%
VIP - Value Strategies Initial Class
2024	74	$54.83	$52.53	$4,058	0.80%	1.00%	0.94%	8.52%		8.31%
2023	105	$50.52	$48.50	$5,278	0.80%	1.00%	1.15%	19.89%		19.63%
2022	114	$42.14	$40.54	$4,791	0.80%	1.00%	1.02%	(7.77%	)	(7.95%	)
2021	135	$45.69	$44.04	$6,148	0.80%	1.00%	1.53%	32.53%		32.26%
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%		7.17%
VIP - Value Strategies Investor Class
2024	381	$48.03	$98.06	$18,347	0.10%	0.25%	0.94%	9.26%		9.09%
2023	439	$43.96	$89.88	$19,397	0.10%	0.25%	1.06%	20.61%		20.45%
2022	501	$36.45	$74.63	$18,509	0.10%	0.25%	0.98%	(7.19%	)	(7.33%	)
2021	574	$39.27	$80.54	$22,829	0.10%	0.25%	1.44%	33.35%		33.15%
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%		7.99%
VIP - Utilities Initial Class
2024	48	$52.15	$49.74	$2,512	0.80%	1.00%	2.18%	27.96%		27.70%
2023	43	$40.75	$38.95	$1,738	0.80%	1.00%	1.62%	(1.83%)		(2.01%)
2022	176	$41.51	$39.75	$7,297	0.80%	1.00%	2.18%	4.59%		4.37%
2021	50	$39.69	$38.09	$1,949	0.80%	1.00%	1.86%	16.56%		16.32%
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%	)	(1.18%	)
VIP - Utilities Investor Class
2024	425	$46.59	$57.30	$21,322	0.10%	0.25%	2.17%	28.76%		28.57%
2023	378	$36.18	$44.57	$14,710	0.10%	0.25%	2.13%	-1.23%		-1.37%
2022	445	$36.63	$45.18	$17,683	0.10%	0.25%	1.50%	5.29%		5.12%
2021	371	$34.79	$42.98	$14,028	0.10%	0.25%	1.75%	17.25%		17.08%
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%	)	(0.51%	)
VIP - Technology Initial Class
2024	330	$147.00	$140.22	$48,392	0.80%	1.00%	—	34.50%		34.23%
2023	364	$109.29	$104.46	$39,692	0.80%	1.00%	0.13%	57.05%		56.73%
2022	270	$69.59	$66.65	$18,819	0.80%	1.00%	—	(36.37%	)	(36.50%	)
2021	370	$109.36	$104.95	$40,419	0.80%	1.00%	—	27.14%		26.88%
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%		63.30%
VIP - Technology Investor Class
2024	1,285	$133.54	$305.68	$186,629	0.10%	0.25%	—	35.35%		35.15%
2023	1,301	$98.66	$226.18	$141,450	0.10%	0.25%	0.07%	57.99%		57.75%
2022	1,166	$62.45	$143.38	$80,511	0.10%	0.25%	—	(35.94%	)	(36.03%	)
2021	1,273	$97.48	$224.15	$136,899	0.10%	0.25%	—	27.94%		27.74%
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%		64.35%
VIP - Energy Initial Class
2024	81	$37.76	$36.02	$3,043	0.80%	1.00%	2.02%	3.46%		3.27%
2023	109	$36.50	$34.88	$3,981	0.80%	1.00%	2.45%	0.19%		-0.02%
2022	204	$36.43	$34.89	$7,369	0.80%	1.00%	2.50%	61.87%		61.56%
2021	106	$22.51	$21.60	$2,384	0.80%	1.00%	2.77%	54.11%		53.80%
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%	)	(33.44%	)

67	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Energy Investor Class
2024	600	$21.49	$31.54	$13,524	0.10%	0.25%	1.90%	4.10%		3.94%
2023	877	$20.65	$30.35	$19,042	0.10%	0.25%	2.63%	0.81%		0.65%
2022	1,342	$20.48	$30.15	$29,036	0.10%	0.25%	2.47%	62.96%		62.72%
2021	1,056	$12.57	$18.53	$14,012	0.10%	0.25%	2.69%	55.00%		54.77%
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%	)	(32.97%	)
VIP - Health Care Initial Class
2024	136	$74.93	$71.47	$10,194	0.80%	1.00%	—	4.29%		4.08%
2023	166	$71.85	$68.67	$11,880	0.80%	1.00%	—	3.42%		3.22%
2022	184	$69.47	$66.53	$12,733	0.80%	1.00%	—	(13.10%	)	(13.28%	)
2021	208	$79.94	$76.72	$16,599	0.80%	1.00%	0.09%	10.84%		10.62%
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%		20.36%
VIP - Health Care Investor Class
2024	744	$68.14	$98.47	$51,788	0.10%	0.25%	—	4.95%		4.79%
2023	836	$64.93	$93.97	$55,587	0.10%	0.25%	—	4.11%		3.95%
2022	998	$62.36	$90.40	$63,661	0.10%	0.25%	—	(12.58%	)	(12.71%	)
2021	1,058	$71.33	$103.56	$77,197	0.10%	0.25%	0.07%	11.54%		11.38%
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%		21.18%
VIP - Financials Initial Class (A)
2024	43	$34.53	$32.94	$1,480	0.80%	1.00%	2.00%	31.66%		31.40%
2023	42	$26.23	$25.07	$1,082	0.80%	1.00%	2.60%	13.83%		13.58%
2022	45	$23.04	$22.07	$1,036	0.80%	1.00%	1.29%	(9.07%	)	(9.24%	)
2021	72	$25.34	$24.32	$1,826	0.80%	1.00%	2.01%	32.13%		31.86%
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%	)	(0.25%	)
VIP - Financials Investor Class (A)
2024	558	$49.91	$77.22	$23,687	0.10%	0.25%	1.74%	32.61%		32.41%
2023	563	$37.64	$58.32	$17,854	0.10%	0.25%	2.58%	14.44%		14.27%
2022	632	$32.89	$51.03	$16,983	0.10%	0.25%	1.87%	(8.46%	)	(8.60%	)
2021	815	$35.93	$55.83	$24,906	0.10%	0.25%	1.87%	33.00%		32.80%
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%		0.38%
VIP - Industrials Initial Class
2024	28	$89.72	$85.58	$2,586	0.80%	1.00%	0.68%	22.64%		22.40%
2023	29	$73.16	$69.92	$2,094	0.80%	1.00%	0.31%	22.28%		22.03%
2022	30	$59.83	$57.30	$1,808	0.80%	1.00%	0.17%	(11.02%	)	(11.20%	)
2021	31	$67.24	$64.53	$2,099	0.80%	1.00%	—	16.15%		15.92%
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%		11.19%
VIP - Industrials Investor Class
2024	388	$53.89	$93.53	$22,507	0.10%	0.25%	0.69%	23.41%		23.23%
2023	361	$43.67	$75.90	$17,085	0.10%	0.25%	0.24%	23.07%		22.90%
2022	398	$35.48	$61.76	$15,219	0.10%	0.25%	0.12%	(10.50%	)	(10.64%	)
2021	406	$39.64	$69.11	$17,242	0.10%	0.25%	—	16.91%		16.74%
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%		11.91%
VIP - Consumer Discretionary Initial Class
2024	31	$69.92	$66.69	$2,168	0.80%	1.00%	0.05%	23.71%		23.45%
2023	37	$56.52	$54.02	$2,124	0.80%	1.00%	0.08%	40.88%		40.57%
2022	33	$40.12	$38.43	$1,325	0.80%	1.00%	—	(35.16%	)	(35.28%	)
2021	51	$61.88	$59.38	$3,171	0.80%	1.00%	—	18.45%		18.21%
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%		34.79%
VIP - Consumer Discretionary Investor Class
2024	340	$69.59	$124.77	$23,779	0.10%	0.25%	0.04%	24.50%		24.31%
2023	415	$55.89	$100.37	$23,250	0.10%	0.25%	0.01%	41.79%		41.55%
2022	404	$39.42	$70.90	$16,022	0.10%	0.25%	—	(34.77%	)	(34.86%	)
2021	465	$60.43	$108.85	$28,276	0.10%	0.25%	—	19.20%		19.02%
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%		35.66%
VIP - Real Estate Initial Class
2024	48	$43.53	$41.70	$2,072	0.80%	1.00%	4.03%	5.67%		5.44%
2023	63	$41.20	$39.55	$2,577	0.80%	1.00%	2.39%	10.30%		10.10%
2022	69	$37.35	$35.92	$2,564	0.80%	1.00%	1.32%	(28.09%	)	(28.25%	)
2021	68	$51.94	$50.06	$3,557	0.80%	1.00%	1.17%	37.88%		37.60%
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%	)	(7.49%	)

68	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Real Estate Investor Class
2024	552	$26.45	$63.43	$15,248	0.10%	0.25%	4.13%	6.29%		6.13%
2023	569	$24.89	$59.76	$14,932	0.10%	0.25%	2.28%	11.00%		10.85%
2022	646	$22.42	$53.92	$15,277	0.10%	0.25%	1.20%	(27.65%	)	(27.76%	)
2021	741	$30.99	$74.64	$24,214	0.10%	0.25%	1.23%	38.78%		38.57%
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%	)	(6.85%	)
VIP - Strategic Income Initial Class
2024	151	$23.86	$22.89	$3,566	0.80%	1.00%	3.55%	5.22%		5.00%
2023	172	$22.68	$21.80	$3,875	0.80%	1.00%	4.35%	8.56%		8.33%
2022	189	$20.89	$20.12	$3,919	0.80%	1.00%	3.41%	(11.98%	)	(12.15%	)
2021	223	$23.73	$22.90	$5,266	0.80%	1.00%	2.59%	2.91%		2.70%
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%		6.44%
VIP - Strategic Income Investor Class
2024	2,636	$17.22	$24.67	$51,700	0.10%	0.25%	3.68%	5.86%		5.70%
2023	2,619	$16.26	$23.34	$49,480	0.10%	0.25%	4.18%	9.29%		9.14%
2022	3,103	$14.88	$21.38	$53,511	0.10%	0.25%	3.54%	(11.40%	)	(11.56%	)
2021	3,456	$16.80	$24.18	$67,303	0.10%	0.25%	2.61%	3.62%		3.46%
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%		7.24%
VIP - International Capital Appreciation Initial Class
2024	58	$32.03	$30.79	$1,846	0.80%	1.00%	0.74%	7.32%		7.10%
2023	63	$29.84	$28.75	$1,885	0.80%	1.00%	0.38%	26.51%		26.21%
2022	76	$23.59	$22.78	$1,787	0.80%	1.00%	0.26%	(27.00%	)	(27.12%	)
2021	85	$32.31	$31.26	$2,742	0.80%	1.00%	—	11.44%		11.22%
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%		21.01%
VIP - International Capital Appreciation Investor Class
2024	995	$35.43	$66.72	$35,084	0.10%	0.25%	0.67%	8.02%		7.85%
2023	1,042	$32.80	$61.86	$33,916	0.10%	0.25%	0.30%	27.27%		27.10%
2022	1,077	$25.77	$48.67	$27,633	0.10%	0.25%	0.18%	(26.51%	)	(26.63%	)
2021	1,165	$35.07	$66.34	$40,668	0.10%	0.25%	—	12.13%		11.96%
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%		21.83%
VIP - Value Initial Class
2024	50	$43.39	$41.72	$2,146	0.80%	1.00%	1.24%	10.48%		10.25%
2023	56	$39.28	$37.84	$2,168	0.80%	1.00%	1.09%	18.84%		18.58%
2022	83	$33.05	$31.91	$2,724	0.80%	1.00%	1.29%	(4.89%	)	-5.06%
2021	71	$34.75	$33.61	$2,429	0.80%	1.00%	1.63%	29.11%		28.85%
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%		5.19%
VIP - Value Investor Class
2024	524	$51.29	$88.55	$25,997	0.10%	0.25%	1.13%	11.14%		10.97%
2023	616	$46.15	$79.79	$27,480	0.10%	0.25%	1.14%	19.56%		19.39%
2022	741	$38.60	$66.83	$27,883	0.10%	0.25%	1.28%	(4.22%	)	(4.37%	)
2021	617	$40.30	$69.89	$24,153	0.10%	0.25%	1.68%	29.85%		29.66%
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%		5.93%
VIP - Freedom Income Initial Class (C)
2024	71	$18.37	$18.37	$1,306	0.80%	0.80%	4.08%	3.61%		3.61%
2023	44	$17.73	$17.73	$779	0.80%	0.80%	3.97%	7.07%		7.07%
2022	52	$16.56	$16.56	$862	0.80%	0.80%	2.29%	(12.76%	)	(12.76%	)
2021	55	$18.98	$18.98	$1,052	0.80%	0.80%	1.07%	2.52%		2.52%
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%		9.59%
VIP - Investor Freedom Income Investor Class (C)
2024	250	$16.93	$20.55	$4,829	0.10%	0.25%	4.17%	4.21%		4.05%
2023	154	$16.25	$19.75	$2,825	0.10%	0.25%	4.31%	7.74%		7.62%
2022	183	$15.08	$18.35	$3,107	0.10%	0.25%	2.06%	(12.09%	)	(12.26%	)
2021	272	$17.15	$20.91	$5,317	0.10%	0.25%	1.14%	3.18%		3.03%
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%		10.12%
VIP - Freedom 2005 Initial Class (C)
2024	—	$—	$—	$—	0.80%	0.80%	2.70%	(100.00%)		(100.00%)
2023	28	$19.93	$19.93	$565	0.80%	0.80%	4.28%	7.17%		7.17%
2022	41	$18.60	$18.60	$763	0.80%	0.80%	2.29%	(13.09%	)	(13.09%	)
2021	46	$21.40	$21.40	$988	0.80%	0.80%	1.09%	3.26%		3.26%
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%		10.36%

69	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Investor Freedom 2005 Investor Class (C)
2024	—	$—	$—	$—	0.10%	0.25%	2.72%	(100.00%)		(100.00%)
2023	96	$18.72	$25.23	$2,007	0.10%	0.25%	4.39%	7.81%		7.63%
2022	109	$17.36	$23.44	$2,127	0.10%	0.25%	2.09%	(12.49%	)	(12.61%	)
2021	125	$19.84	$26.82	$2,779	0.10%	0.25%	0.81%	3.99%		3.83%
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%		10.80%
VIP - Freedom 2010 Initial Class
2024	15	$23.60	$23.60	$352	0.80%	0.80%	2.49%	4.53%		4.53%
2023	33	$22.58	$22.58	$749	0.80%	0.80%	3.66%	8.62%		8.62%
2022	42	$20.79	$20.79	$866	0.80%	0.80%	2.16%	(14.23%	)	(14.23%	)
2021	43	$24.24	$24.24	$1,044	0.80%	0.80%	0.96%	5.04%		5.04%
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%		11.59%
VIP - Investor Freedom 2010 Investor Class
2024	163	$22.27	$30.54	$4,381	0.10%	0.25%	3.60%	5.16%		5.00%
2023	164	$21.18	$29.08	$4,192	0.10%	0.25%	3.90%	9.27%		9.13%
2022	219	$19.38	$26.65	$5,002	0.10%	0.25%	2.13%	(13.57%	)	(13.72%	)
2021	237	$22.42	$30.89	$6,273	0.10%	0.25%	1.06%	5.70%		5.54%
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%		12.12%
VIP - Freedom 2015 Initial Class
2024	33	$25.91	$25.91	$851	0.80%	0.80%	3.14%	5.66%		5.66%
2023	40	$24.52	$24.52	$988	0.80%	0.80%	3.65%	10.07%		10.07%
2022	46	$22.28	$22.28	$1,024	0.80%	0.80%	2.17%	(15.28%	)	(15.28%	)
2021	48	$26.30	$26.30	$1,267	0.80%	0.80%	1.08%	6.83%		6.83%
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%		12.93%
VIP - Investor Freedom 2015 Investor Class
2024	336	$24.23	$33.64	$8,931	0.10%	0.25%	3.19%	6.32%		6.16%
2023	380	$22.79	$31.69	$9,457	0.10%	0.25%	3.62%	10.86%		10.68%
2022	415	$20.56	$28.63	$9,371	0.10%	0.25%	2.09%	(14.76%	)	(14.87%	)
2021	358	$24.12	$33.63	$9,637	0.10%	0.25%	1.01%	7.53%		7.37%
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%		13.42%
VIP - Freedom 2020 Initial Class
2024	38	$27.71	$27.71	$1,057	0.80%	0.80%	2.56%	6.85%		6.85%
2023	51	$25.94	$25.94	$1,326	0.80%	0.80%	3.10%	11.51%		11.51%
2022	83	$23.26	$23.26	$1,929	0.80%	0.80%	2.18%	(16.36%	)	(16.36%	)
2021	100	$27.81	$27.81	$2,791	0.80%	0.80%	1.14%	8.60%		8.60%
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%		14.14%
VIP - Investor Freedom 2020 Investor Class
2024	505	$26.68	$38.48	$14,793	0.10%	0.25%	2.84%	7.54%		7.38%
2023	552	$24.81	$35.84	$15,057	0.10%	0.25%	3.07%	12.30%		12.12%
2022	639	$22.09	$31.97	$15,606	0.10%	0.25%	2.04%	(15.93%	)	(16.03%	)
2021	730	$26.27	$38.08	$21,149	0.10%	0.25%	0.95%	9.43%		9.26%
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%		14.67%
VIP - Freedom 2025 Initial Class
2024	58	$30.57	$30.57	$1,776	0.80%	0.80%	2.40%	7.59%		7.59%
2023	68	$28.41	$28.41	$1,942	0.80%	0.80%	2.90%	12.71%		12.71%
2022	69	$25.21	$25.21	$1,751	0.80%	0.80%	2.01%	(17.09%	)	(17.09%	)
2021	79	$30.41	$30.41	$2,413	0.80%	0.80%	1.05%	9.95%		9.95%
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%		15.02%
VIP - Investor Freedom 2025 Investor Class
2024	454	$29.56	$43.18	$14,792	0.10%	0.25%	2.34%	8.35%		8.18%
2023	562	$27.29	$39.92	$16,874	0.10%	0.25%	2.79%	13.46%		13.25%
2022	641	$24.05	$35.24	$17,046	0.10%	0.25%	2.00%	(16.55%	)	(16.66%	)
2021	865	$28.82	$42.29	$27,168	0.10%	0.25%	1.24%	10.67%		10.51%
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%		15.59%
VIP - Freedom 2030 Initial Class
2024	43	$32.44	$32.44	$1,381	0.80%	0.80%	2.24%	8.53%		8.53%
2023	49	$29.89	$29.89	$1,476	0.80%	0.80%	2.55%	13.77%		13.77%
2022	51	$26.27	$26.27	$1,334	0.80%	0.80%	2.00%	(17.53%	)	(17.53%	)
2021	49	$31.85	$31.85	$1,564	0.80%	0.80%	1.13%	11.47%		11.47%
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%		15.95%

70	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Investor Freedom 2030 Investor Class
2024	662	$32.41	$48.17	$23,051	0.10%	0.25%	2.15%	9.29%		9.12%
2023	746	$29.65	$44.14	$23,688	0.10%	0.25%	2.52%	14.54%		14.37%
2022	768	$25.89	$38.60	$21,357	0.10%	0.25%	1.93%	(17.00%	)	(17.13%	)
2021	728	$31.19	$46.58	$24,250	0.10%	0.25%	1.08%	12.14%		11.97%
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%		16.53%
VIP - Freedom 2035 Initial Class (B)
2024	3	$11.94	$11.94	$41	0.80%	0.80%	1.92%	10.14%		10.14%
2023	—	$—	$—	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2035 Investor Class (B)
2024	60	$12.04	$12.04	$720	0.10%	0.25%	3.51%	10.83%		10.66%
2023	31	$10.88	$10.88	$333	0.25%	0.25%	6.56%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom 2040 Initial Class (B)
2024	—	$12.29	$12.29	$—	0.80%	0.80%	0.31%	12.19%		12.19%
2023	—	$10.96	$10.96	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2040 Investor Class (B)
2024	77	$12.43	$12.40	$950	0.10%	0.25%	1.52%	12.82%		12.65%
2023	61	$11.02	$11.00	$670	0.10%	0.25%	3.23%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom 2045 Initial Class (B)
2024	3	$12.41	$12.41	$31	0.80%	0.80%	1.65%	12.92%		12.92%
2023	—	$10.99	$10.99	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2045 Investor Class (B)
2024	2	$12.52	$12.52	$27	0.10%	0.25%	4.10%	13.62%		13.45%
2023	—	$11.03	$11.03	$3	0.25%	0.25%	2.28%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom 2050 Initial Class (B)
2024	—	$12.42	$12.42	$—	0.80%	0.80%	0.14%	12.92%		12.92%
2023	—	$—	$—	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2050 Investor Class (B)
2024	18	$12.51	$12.51	$226	0.10%	0.25%	1.95%	—		—
2023	—	—	—	—	—	—	—	—		—
2022	—	—	—	—	—	—	—	—		—
2021	—	—	—	—	—	—	—	—		—
2020	—	—	—	—	—	—	—	—		—
VIP - Freedom Lifetime Income I Initial Class
2024	46	$20.36	$20.36	$937	0.60%	0.60%	3.50%	3.67%		3.67%
2023	57	$19.64	$19.64	$1,117	0.60%	0.60%	4.31%	7.25%		7.25%
2022	62	$18.31	$18.31	$1,132	0.60%	0.60%	2.23%	(12.54%	)	(12.54%	)
2021	73	$20.94	$20.94	$1,524	0.60%	0.60%	1.01%	2.64%		2.64%
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%		9.78%
VIP - Freedom Lifetime Income II Initial Class
2024	35	$24.26	$24.26	$862	0.60%	0.60%	3.46%	4.93%		4.93%
2023	38	$23.12	$23.12	$883	0.60%	0.60%	3.83%	9.14%		9.14%
2022	41	$21.18	$21.18	$869	0.60%	0.60%	2.15%	(14.34%	)	(14.34%	)
2021	44	$24.73	$24.73	$1,088	0.60%	0.60%	1.05%	5.63%		5.63%
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%		12.10%

71	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Freedom Lifetime Income III Initial Class
2024	78	$29.36	$29.36	$2,303	0.60%	0.60%	2.73%	7.15%		7.15%
2023	83	$27.40	$27.40	$2,277	0.60%	0.60%	3.07%	12.05%		12.05%
2022	88	$24.45	$24.45	$2,151	0.60%	0.60%	2.02%	(16.54%	)	(16.54%	)
2021	93	$29.30	$29.30	$2,729	0.60%	0.60%	1.06%	9.12%		9.12%
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%		14.54%
VIP - Disciplined Small Cap Initial Class
2024	45	$33.94	$32.69	$1,538	0.80%	1.00%	1.13%	15.93%		15.72%
2023	50	$29.28	$28.25	$1,462	0.80%	1.00%	1.02%	20.00%		19.77%
2022	43	$24.40	$23.59	$1,049	0.80%	1.00%	0.81%	(18.89%	)	(19.06%	)
2021	55	$30.08	$29.15	$1,626	0.80%	1.00%	0.39%	19.69%		19.45%
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%		17.27%
VIP - Disciplined Small Cap Investor Class
2024	727	$47.26	$68.78	$31,942	0.10%	0.25%	1.06%	16.70%		16.52%
2023	744	$40.50	$59.03	$27,950	0.10%	0.25%	0.96%	20.71%		20.55%
2022	739	$33.55	$48.97	$23,041	0.10%	0.25%	0.78%	(18.36%	)	(18.49%	)
2021	760	$41.10	$60.08	$29,070	0.10%	0.25%	0.32%	20.50%		20.32%
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%		18.03%
VIP - FundsManager 20% Investor Class
2024	2,828	$16.84	$16.49	$51,234	0.10%	1.00%	3.53%	5.42%		4.50%
2023	2,988	$15.98	$15.78	$51,612	0.10%	1.00%	3.39%	8.04%		7.06%
2022	3,812	$14.79	$14.74	$61,083	0.10%	1.00%	2.24%	(9.68%	)	(10.49%	)
2021	4,257	$16.38	$16.47	$75,816	0.10%	1.00%	1.06%	3.55%		2.62%
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%		7.12%
VIP - FundsManager 30% Investor Class (B)
2024	40	$11.16	$11.16	$447	0.25%	0.25%	5.12%	0.00%		0.00%
2023	—	—	—	—	—	—	—	—		—
2022	—	—	—	—	—	—	—	—		—
2021	—	—	—	—	—	—	—	—		—
2020	—	—	—	—	—	—	—	—		—
VIP - FundsManager 40% Investor Class (B)
2024	64	$11.35	$11.25	$728	0.25%	0.80%	2.02%	7.36%		6.60%
2023	108	$10.59	$10.55	$1,145	0.25%	0.80%	4.09%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
VIP - FundsManager 50% Investor Class
2024	5,267	$25.13	$22.69	$135,458	0.10%	1.00%	2.34%	8.40%		7.43%
2023	6,084	$23.19	$21.12	$144,773	0.10%	1.00%	2.51%	12.83%		11.82%
2022	6,677	$20.55	$18.89	$141,775	0.10%	1.00%	1.97%	(14.01%	)	(14.78%	)
2021	7,299	$23.90	$22.17	$180,611	0.10%	1.00%	1.15%	9.91%		8.92%
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%		12.84%
VIP - FundsManager 60% Investor Class
2024	6,187	$28.55	$32.03	$165,351	0.10%	1.40%	1.97%	9.47%		8.03%
2023	7,338	$26.08	$29.65	$178,862	0.10%	1.40%	2.34%	14.05%		12.58%
2022	7,810	$22.87	$26.34	$167,041	0.10%	1.40%	1.76%	(15.14%	)	(16.25%	)
2021	8,498	$26.95	$31.45	$214,965	0.10%	1.40%	1.13%	12.23%		10.77%
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%		13.51%
VIP - FundsManager 70% Investor Class
2024	5,312	$32.14	$26.70	$167,524	0.10%	1.00%	1.80%	10.77%		9.79%
2023	5,248	$29.02	$24.32	$149,468	0.10%	1.00%	2.08%	15.61%		14.58%
2022	5,206	$25.10	$21.23	$128,432	0.10%	1.00%	1.64%	(15.75%	)	(16.51%	)
2021	5,180	$29.79	$25.43	$151,819	0.10%	1.00%	1.06%	14.41%		13.38%
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%		14.93%
VIP - FundsManager 85% Investor Class
2024	2,133	$37.73	$29.55	$77,485	0.10%	1.00%	1.41%	12.39%		11.38%
2023	2,016	$33.57	$26.53	$65,344	0.10%	1.00%	1.60%	17.55%		16.51%
2022	2,109	$28.56	$22.77	$57,893	0.10%	1.00%	1.12%	(17.15%	)	(17.90%	)
2021	2,048	$34.47	$27.74	$67,739	0.10%	1.00%	0.97%	17.71%		16.65%
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%		16.28%
VIP - Consumer Staples Initial Class
2024	27	$37.16	$35.86	$997	0.80%	1.00%	2.55%	4.72%		4.52%
2023	31	$35.48	$34.31	$1,096	0.80%	1.00%	2.01%	2.31%		2.11%
2022	36	$34.68	$33.60	$1,256	0.80%	1.00%	1.85%	(1.41%	)	(1.61%	)
2021	29	$35.17	$34.15	$1,040	0.80%	1.00%	1.79%	13.33%		13.10%
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%		10.66%

72	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Consumer Staples Investor Class
2024	402	$38.36	$50.55	$15,828	0.10%	0.25%	2.01%	5.35%		5.19%
2023	499	$36.41	$48.06	$18,697	0.10%	0.25%	1.84%	2.97%		2.83%
2022	560	$35.36	$46.74	$20,389	0.10%	0.25%	1.71%	(0.78%	)	(0.94%	)
2021	508	$35.64	$47.18	$18,702	0.10%	0.25%	1.83%	13.99%		13.82%
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%		11.48%
VIP - Materials Initial Class
2024	32	$27.90	$26.92	$890	0.80%	1.00%	1.01%	(3.22%)		(3.44%)
2023	48	$28.83	$27.88	$1,364	0.80%	1.00%	1.34%	6.73%		6.52%
2022	56	$27.01	$26.17	$1,495	0.80%	1.00%	1.14%	(10.50%	)	(10.69%	)
2021	45	$30.18	$29.30	$1,355	0.80%	1.00%	0.76%	32.36%		32.09%
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%		20.52%
VIP - Materials Investor Class
2024	143	$28.56	$61.48	$4,385	0.10%	0.25%	1.07%	(2.64%)		(2.79%)
2023	198	$29.34	$63.25	$6,277	0.10%	0.25%	1.16%	7.46%		7.31%
2022	264	$27.30	$58.94	$7,725	0.10%	0.25%	1.08%	(10.00%	)	(10.13%	)
2021	221	$30.33	$65.59	$7,352	0.10%	0.25%	0.57%	33.26%		33.06%
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%		21.15%
VIP - Communication Services Initial Class
2024	73	$38.59	$37.24	$2,804	0.80%	1.00%	—	32.96%		32.67%
2023	128	$29.02	$28.07	$3,702	0.80%	1.00%	—	56.13%		55.83%
2022	56	$18.59	$18.01	$1,049	0.80%	1.00%	—	(38.63%	)	(38.76%	)
2021	72	$30.29	$29.41	$2,196	0.80%	1.00%	—	14.72%		14.49%
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%		34.24%
VIP - Communication Services Investor Class
2024	335	$54.55	$101.76	$16,845	0.10%	0.25%	—	33.76%		33.56%
2023	380	$40.78	$76.20	$14,205	0.10%	0.25%	—	57.10%		56.84%
2022	255	$25.96	$48.58	$6,062	0.10%	0.25%	—	(38.24%	)	(38.32%	)
2021	300	$42.03	$78.76	$11,694	0.10%	0.25%	—	15.48%		15.31%
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%		35.06%
VIP - Emerging Markets Initial Class
2024	38	$13.81	$13.36	$526	0.80%	1.00%	1.35%	9.15%		8.97%
2023	47	$12.66	$12.26	$595	0.80%	1.00%	2.28%	8.82%		8.61%
2022	47	$11.63	$11.29	$547	0.80%	1.00%	1.81%	(20.77%	)	(20.94%	)
2021	48	$14.68	$14.28	$702	0.80%	1.00%	1.84%	(3.02%	)	(3.22%	)
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%		29.95%
VIP - Emerging Markets Investor Class
2024	735	$19.41	$39.88	$13,510	0.10%	0.25%	1.32%	9.79%		9.62%
2023	805	$17.68	$36.38	$13,535	0.10%	0.25%	2.12%	9.50%		9.30%
2022	818	$16.15	$33.28	$12,545	0.10%	0.25%	1.69%	(20.27%	)	(20.39%	)
2021	789	$20.26	$41.80	$15,195	0.10%	0.25%	1.84%	(2.37%	)	(2.52%	)
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%		30.83%
VIP - Floating Rate High Income Initial Class
2024	133	$14.71	$14.40	$1,946	0.80%	1.00%	7.10%	7.63%		7.38%
2023	134	$13.67	$13.41	$1,834	0.80%	1.00%	5.64%	11.32%		11.07%
2022	198	$12.28	$12.07	$2,443	0.80%	1.00%	5.06%	(1.34%	)	(1.52%	)
2021	93	$12.45	$12.26	$1,153	0.80%	1.00%	2.86%	4.36%		4.15%
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%		1.79%
VIP - Floating Rate High Income Investor Class
2024	1,951	$15.79	$15.54	$30,601	0.10%	0.25%	7.22%	8.25%		8.09%
2023	2,036	$14.59	$14.38	$29,537	0.10%	0.25%	7.29%	12.15%		11.99%
2022	1,973	$13.01	$12.84	$25,553	0.10%	0.25%	4.19%	(0.68%	)	(0.85%	)
2021	1,971	$13.10	$12.95	$25,709	0.10%	0.25%	2.99%	4.97%		4.82%
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%		2.53%
VIP - Bond Index Initial Class
2024	3,233	$10.73	$10.11	$34,520	0.10%	1.00%	3.20%	1.11%		0.20%
2023	2,729	$10.61	$10.09	$28,838	0.10%	1.00%	2.51%	5.39%		4.47%
2022	2,506	$10.07	$9.66	$25,136	0.10%	1.00%	1.80%	(13.30%	)	(14.10%	)
2021	2,322	$11.61	$11.25	$26,880	0.10%	1.00%	0.96%	(2.05%	)	(2.93%	)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%		6.45%

73	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Total Market Index Initial Class
2024	2,834	$22.30	$21.01	$62,836	0.10%	1.00%	1.40%	23.57%		22.44%
2023	2,346	$18.05	$17.16	$42,089	0.10%	1.00%	1.10%	25.94%		24.81%
2022	2,338	$14.33	$13.75	$33,370	0.10%	1.00%	1.45%	(19.30%	)	(20.02%	)
2021	1,924	$17.76	$17.19	$34,042	0.10%	1.00%	1.23%	25.56%		24.43%
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%		19.09%
VIP - Extended Market Index Initial Class
2024	533	$16.10	$15.17	$8,538	0.10%	1.00%	1.36%	12.19%		11.14%
2023	540	$14.35	$13.65	$7,708	0.10%	1.00%	1.66%	17.35%		16.27%
2022	646	$12.23	$11.74	$7,867	0.10%	1.00%	1.57%	(18.23%	)	(18.93%	)
2021	487	$14.96	14.48	$7,252	0.10%	1.00%	1.17%	21.12%		20.03%
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%		15.29%
VIP - International Index Initial Class
2024	1,498	$12.77	$12.03	$19,017	0.10%	1.00%	2.90%	5.00%		4.07%
2023	1,521	$12.16	$11.56	$18,404	0.10%	1.00%	2.87%	16.01%		15.04%
2022	1,489	$10.48	$10.05	$15,552	0.10%	1.00%	2.44%	(16.08%	)	(16.88%	)
2021	1,233	$12.49	$12.09	$15,364	0.10%	1.00%	2.79%	7.61%		6.64%
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%		9.58%
VIF - Emerging Markets Equity Class I
2024	325	$14.14	$30.90	$5,526	0.10%	1.00%	1.39%	7.71%		6.73%
2023	349	$13.13	$28.95	$5,799	0.10%	1.00%	1.64%	11.82%		10.87%
2022	363	$11.74	$26.11	$5,415	0.10%	1.00%	0.43%	(25.13%	)	(25.84%	)
2021	327	$15.68	35.21	$6,786	0.10%	1.00%	0.86%	2.88%		1.96%
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%		13.29%
VIF - Emerging Markets Debt Class I
2024	405	$15.41	$35.59	$7,602	0.10%	1.00%	10.16%	11.12%		10.12%
2023	430	$13.87	$32.32	$7,322	0.10%	1.00%	8.76%	11.76%		10.74%
2022	506	$12.41	$29.19	$7,662	0.10%	1.00%	7.55%	(18.84%	)	-19.56%
2021	558	$15.29	$36.29	$10,422	0.10%	1.00%	5.09%	(2.12%	)	(3.00%	)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%		4.49%
VIF - Global Strategist - Class II
2024	189	$22.35	$22.44	$4,118	0.10%	1.00%	—	7.36%		6.50%
2023	190	$20.82	$21.07	$3,885	0.10%	1.00%	1.65%	13.96%		12.90%
2022	193	$18.27	$18.66	$3,478	0.10%	1.00%	—	(17.03%	)	(17.75%	)
2021	214	$22.02	$22.69	$4,672	0.10%	1.00%	1.83%	8.26%		7.28%
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%		9.81%
Invesco - V.I. Global Core Equity Series I
2024	236	$27.90	$30.83	$6,340	0.10%	1.00%	1.14%	16.73%		15.82%
2023	240	$23.90	$26.62	$5,495	0.10%	1.00%	0.50%	21.58%		20.50%
2022	249	$19.66	$22.09	$4,719	0.10%	1.00%	0.35%	(21.94%	)	(22.65%	)
2021	254	$25.19	28.56	$6,137	0.10%	1.00%	0.98%	15.86%		14.81%
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%		12.09%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(A)
2024	44	$79.42	$75.53	$3,462	0.80%	1.00%	—	17.18%		17.12%
2023	47	$67.78	$64.49	$3,171	0.80%	1.00%	—	19.18%		18.95%
2022	48	$56.87	$54.22	$2,747	0.80%	1.00%	—	(38.35%	)	(38.47%	)
2021	52	$92.24	$88.12	$4,777	0.80%	1.00%	—	(5.80%	)	(5.99%	)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%		61.02%
Allspring - VT Opportunity Class 2 (5)
2024	16	$94.32	$89.57	$1,436	0.80%	1.00%	0.05%	14.12%		13.90%
2023	16	$82.64	$78.64	$1,327	0.80%	1.00%	—	25.49%		25.25%
2022	17	$65.86	$62.79	$1,155	0.80%	1.00%	—	(21.44%	)	(21.60%	)
2021	19	$83.83	$80.09	$1,585	0.80%	1.00%	0.04%	23.78%		23.53%
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%		19.79%
Lazard - Retirement Emerging Markets Portfolio - Investor
2024	331	$15.18	$17.76	$5,752	0.10%	1.00%	3.65%	7.57%		6.67%
2023	378	$14.11	$16.65	$6,099	0.10%	1.00%	5.07%	22.49%		21.43%
2022	394	$11.52	$13.71	$5,222	0.10%	1.00%	3.47%	(15.04%	)	(15.84%	)
2021	502	$13.56	$16.29	$7,767	0.10%	1.00%	2.11%	5.69%		4.74%
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%	)	(2.03%	)

74	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
PVIT - Commodity Real Return Strategy Portfolio - Administrative
2024	463	$8.28	$$7.37	$3,812	0.10%	1.00%	2.14%	4.06%		3.08%
2023	523	$7.95	$7.15	$4,145	0.10%	1.00%	16.79%	(7.95%)		(8.80%)
2022	813	$8.64	$7.84	$6,959	0.10%	1.00%	24.65%	8.52%		7.76%
2021	600	$7.96	$7.29	$4,758	0.10%	1.00%	4.87%	33.21%		32.28%
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%		0.54%
PVIT - Low Duration Portfolio - Administrative
2024	2,149	$12.16	$11.23	$26,493	0.10%	1.00%	3.99%	4.39%		3.41%
2023	2,422	$11.65	$10.86	$28,583	0.10%	1.00%	3.59%	4.88%		3.89%
2022	2,859	$11.11	$10.45	$32,188	0.10%	1.00%	1.66%	(5.85%	)	(6.65%	)
2021	3,207	$11.80	$11.19	$38,427	0.10%	1.00%	0.52%	(1.03%	)	(1.92%	)
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%		1.96%
PVIT - Real Return Portfolio - Administrative
2024	865	$13.89	$13.44	$12,410	0.10%	1.00%	2.62%	2.03%		1.13%
2023	1,066	$13.61	$13.29	$15,044	0.10%	1.00%	2.99%	3.57%		2.63%
2022	1,354	$13.14	$12.95	$18,439	0.10%	1.00%	7.06%	(12.00%	)	(12.78%	)
2021	1,458	$14.93	$14.85	$22,642	0.10%	1.00%	4.97%	5.48%		4.53%
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%		10.59%
PVIT - Total Return Portfolio - Administrative
2024	2,109	$13.31	$12.71	$29,044	.10%	1.00%	4.04%	2.43%		1.52%
2023	2,225	$13.00	$12.52	$29,952	0.10%	1.00%	3.56%	5.84%		4.85%
2022	2,758	$12.28	$11.94	$35,046	0.10%	1.00%	2.59%	(14.39%	)	(15.14%	)
2021	3,336	$14.34	$14.07	$49,452	0.10%	1.00%	1.82%	(1.37%	)	(2.25%	)
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%		7.56%
Blackrock - Global Allocation V.I. Fund - Class I
2024	1,382	$19.94	$17.76	$27,254	0.10%	1.00%	1.19%	11.19%		10.17%
2023	1,515	$17.93	$16.12	$27,413	0.10%	1.00%	1.85%	10.22%		9.23%
2022	1,835	$16.27	$14.76	$29,565	0.10%	1.00%	—	(16.05%	)	(16.81%	)
2021	1,976	$19.38	$17.74	$37,966	0.10%	1.00%	0.78%	6.44%		5.48%
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%		19.59%
FTVIP - Templeton Global Bond Fund - Class 2
2024	405	$8.99	$8.01	$3,608	0.10%	1.00%	—	(11.46%)		(12.27%)
2023	462	$10.15	$9.35	$4,657	0.10%	1.00%	—	2.77%		1.90%
2022	545	$9.88	$8.96	$5,343	0.10%	1.00%	—	(5.04%	)	(5.90%	)
2021	591	$10.40	$9.52	$6,101	0.10%	1.00%	—	(5.09%	)	—
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%	)	(6.04%	)
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2024	431	$10.69	$9.53	$4,566	0.10%	0.80%	2.84%	1.27%		0.32%
2023	541	$10.56	$9.72	$5,648	0.10%	0.80%	2.74%	4.36%		3.66%
2022	563	$10.12	$9.38	$5,617	0.10%	0.80%	2.39%	(9.84%	)	(10.49%	)
2021	693	$11.22	$10.48	$7,675	0.10%	0.80%	2.38%	(1.92%	)	(2.61%	)
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%		3.00%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

(A)	Fund Name Change. See Note 1
(B)	New Fund. See Note 1
(C)	Fund Merged. See Note 1

75	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

7. Subsequent Events

Effective May 1, 2025, the VIP Asset Manager Growth Initial Class and VIP Asset Manager Initial Class will be renamed to VIP Asset Manager 70% Initial Class and VIP Asset Manager 50% Initial Class, respectively.

Effective May 1, 2025, the VIP Asset Manager Growth Investor Class and VIP Asset Manager Investor Class will be renamed to VIP Asset Manager 70% Investor Class and VIP Asset Manager 50% Investor Class, respectively.

Effective May 1, 2025, the VIP Hedged Equity fund will be added as a new subaccount.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

76	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the subaccounts denoted by footnote (2), which only includes a statement of operations and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A (other than the subaccounts denoted by footnote (2)) as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (2)	Fidelity VIP Investor Freedom 2005 - Investor Class (2)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

77	Annual Report

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (1)	Fidelity VIP Investor Freedom 2035 - Investor Class (1)

Fidelity VIP Freedom 2040 - Initial Class (1)	Fidelity VIP Investor Freedom 2040 - Investor Class (1)	Fidelity VIP Freedom 2045 - Initial Class (1)

Fidelity VIP Investor Freedom 2045 - Investor Class (1)	Fidelity VIP Freedom 2050 - Initial Class (1)	Fidelity VIP Freedom Lifetime Income I (1)

Fidelity VIP Freedom Lifetime Income II (1)	Fidelity VIP Freedom Lifetime Income III (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)

Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 40% - Investor Class (1)

Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)

Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)

Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)

Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)

Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index - Initial Class (1)

Fidelity VIP Total Market Index - Initial Class (1)	Fidelity VIP Extended Market Index - Initial Class (1)	Fidelity VIP International Index - Initial Class (1)

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)

Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery SMID Cap Growth - Class 2 (1)	Allspring VT Opportunity Fund - Class 2 (1)

Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative (1)	PIMCO Low Duration Portfolio - Administrative (1)

PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)

Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)	Fidelity VIP Freedom 2050 - Investor Class (1)

Fidelity VIP FundsManager 30% - Investor Class (1)

(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2) Statement of operations for the period January 1, 2024 to June 7, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

78	Annual Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2025

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

79	Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2024, 2023 and 2022

Report of Independent Auditors

To the Board of Directors and Management of Empire Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2024 and 2023, and the related statements of comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

a.	Exercise professional judgment and maintain professional skepticism throughout the audit.
b.

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

c.

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

1

d.

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

e.

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2025

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,

	2024	2023

ASSETS

Investments:

Debt securities, available-for-sale, at fair value (amortized cost of $196,020 in 2024 and $208,950 in 2023)	$187,200	$198,521

Policy loans	41	38

Total Investments	187,241	198,559

Cash and cash equivalents	14,792	15,148

Accrued investment income	1,920	1,861

Deferred policy acquisition costs	65,543	65,645

Reinsurance deposit and receivables	22,031	23,915

Income taxes receivable	1,032	—

Other assets	2,590	2,296

Separate account assets	4,031,148	3,597,323

Total Assets	4,326,297	3,904,747

LIABILITIES

Future contract and policy benefits	37,499	41,049

Contract holder deposit funds	72,400	82,302

Other liabilities and accrued expenses	7,903	10,429

Deferred tax liability, net	7,240	7,410

Payable to parent and affiliates, net	751	1,748

Income taxes payable	—	1,862

Separate account liabilities	4,031,148	3,597,323

Total Liabilities	4,156,941	3,742,123

Commitments and Contingencies (Note 11)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000

Additional paid-in capital	13,500	13,500

Accumulated other comprehensive (loss) income	(6,222)	(7,152)

Retained earnings	160,078	154,276

Total Stockholder’s Equity	169,356	162,624

Total Liabilities and Stockholder’s Equity	$4,326,297	$3,904,747

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2024	2023	2022
REVENUES

Fees charged to contract holders	$12,097	$10,783	$11,224

Fund administration fees (1)	9,901	8,787	8,849

Net investment income	7,594	6,669	5,451

Interest on reinsurance deposit	1,043	1,112	1,125

Premiums, net	363	410	468

Net realized investment (losses) / gains:

Net realized investment (losses) / gains on sales	(1,574)	(3,815)	(2,101)

Total Revenues	29,424	23,946	25,016

BENEFITS AND EXPENSES:

Underwriting, acquisition and insurance expenses (1)	9,113	7,526	12,281

Contract and policy benefits and expenses	4,214	4,309	4,225

Total Benefits and Expenses	13,327	11,835	16,506

Income before income taxes	16,097	12,111	8,510

Income tax expense	1,295	5,542	1,219

Net Income	14,802	6,569	7,291

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(396)	4,678	(23,546)

Reclassification adjustment for net realized losses included in net income	1,574	3,815	2,101

(Provision) benefit for income taxes related to items of other comprehensive (loss) income	(248)	(1,784)	4,503

Other comprehensive income (loss), net of tax	930	6,709	(16,942)

Comprehensive Income (Loss)	$15,732	$13,278	$(9,651)

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2024, 2023, and 2022

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity

Balance at December 31, 2021	$2,000	$13,500	$3,081	$161,216	$179,797

Comprehensive income:

Net Income (loss)	—	—	—	7,291	7,291
Other comprehensive (loss) income	—	—	(16,942)	—	(16,942)

Dividend paid to parent	—	—	—	(10,800)	(10,800)

Balance at December 31, 2022	$2,000	$13,500	$(13,861)	$157,707	$159,346

Comprehensive income:
Net Income (loss)	—	—	—	6,569	6,569
Other comprehensive (loss) income	—	—	6,709	—	6,709

Dividend paid to parent	—	—	—	(10,000)	(10,000)

Balance at December 31, 2023	$2,000	$13,500	$(7,152)	$154,276	$162,624

Comprehensive income:
Net Income (loss)	—	—	—	14,802	14,802
Other comprehensive (loss) income	—	—	930	—	930

Dividend paid to parent	—	—	—	(9,000)	(9,000)

Balance at December 31, 2024	$2,000	$13,500	$(6,222)	$160,078	$169,356

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,

	2024	2023	2022
Cash flows provided by (used for) operating activities:
Net income	$14,802	$6,569	$7,291
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	59	120	307
Net realized investment losses \ (gains) on sales	1,574	3,815	2,101
Provision (benefit) for deferred taxes	(416)	2,197	(208)
Change in assets and liabilities:
Accrued investment (loss) income	(59)	(150)	(155)
Deferred policy acquisition costs, net of amortization	(330)	(765)	4,932
Future contract and policy benefits, net	7,244	4,303	4,094
Reinsurance deposit and receivables	1,883	776	1,393
(Receivable from) payable to parent and affiliates, net	(997)	1,131	(321)
Income taxes receivable/(payable)	(2,894)	1,925	653
Other assets and other liabilities, net	(2,823)	4,845	2,392

Net cash provided by operating activities	18,043	24,766	22,479

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(53,144)	(67,857)	(73,108)
Proceeds from sales of debt securities	54,954	62,275	45,322
Proceeds from maturities and calls of debt securities	9,488	10,683	24,090
Change in policy loans	(2)	9	(2)

Net cash provided by (used for) investing activities	11,296	5,110	(3,698)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	100,920	91,980	100,085
Net transfers (to) from separate accounts	176,769	179,564	87,305
Withdrawals from variable annuity contracts	(294,664)	(285,298)	(195,765)
Withdrawals from fixed annuity contracts	(3,720)	(3,980)	(4,198)
Dividend paid to parent	(9,000)	(10,000)	(10,800)

Net cash used for financing activities	(29,695)	(27,734)	(23,373)

Net (decrease) increase in cash and cash equivalents	(356)	2,142	(4,592)

Cash and cash equivalents:
Beginning of year	15,148	13,006	17,598

End of year	$14,792	$15,148	$13,006

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds (Initial Class), the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods from ten to thirty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

Impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings).

If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $12,953 and $14,784 at December 31, 2024, and 2023, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,519 and $7,032 at December 31, 2024, and 2023, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition (continued)

related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued)

to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to this reinsurance agreement.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s Statements of Comprehensive Income.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 6.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2024, 2023, or 2022.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized. The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements which is expected to be material.

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effect tax rate reconciliation and income taxes paid. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Death Benefits (GMDB) (continued)

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,

	2024	2023

Beginning Balance	$5	$23

Change in benefit ratio estimate	(3)	(19)

Accrual of benefit ratio	1	1

Ending Balance	$3	$5

The reinsurance recoverables associated with the GMDB were $2 and $3 at December 31, 2024 and 2023, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•	The projection period is 30 years from issue.
•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, are 3.5% for money market funds, 6.3% for bond funds, and 11.5% for equity funds.
•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•	The mortality assumption is 86%/80% for males/females, respectively, of the 2012 IAM Basic Mortality Table with Scale G2.
•	The lapse rate assumption is 5.9% for all policy durations. The partial withdrawal assumption is 1.8% for all policy durations.
•	The discount rate is 6.83%.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Death Benefits (GMDB) (continued)

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2024 and 2023. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,

(in thousands, except for contract holder data)	2024	2023

Net deposits paid

Account value	$554,740	$512,462

Net amount at risk	$3,284	$3,655

Average attained age of contract holders	72	71

Ratchet (highest historical account value at specified anniversary dates)

Account value	$27,835	$26,726

Net amount at risk	$671	$1,022

Average attained age of contract holders	75	74

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2024	2023

Beginning Balance	$1,261	$885

Change in benefit ratio estimate	(106)	277

Interest on reserve	60	60

Accrual of benefit ratio	36	39

Ending Balance	$1,251	$1,261

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (GMWB) (continued)

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB exposure from product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $1,208 and $1,222 at December 31, 2024, and 2023, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, are 3.5% for money market funds, 6.3% for bond funds, and 11.5% for equity funds.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 17 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 86% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 4.2%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2024, and 2023:

	Years Ended December 31,

	2024	2023

Account value	$100,358	$108,027

GWB value	$108,137	$122,603

Average attained age of contract holders	82	81

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,

	2024	2023	2022

Debt securities	$7,495	$6,898	$5,951
Cash and cash equivalents	439	434	216
Other	2	2	3

Total investment income	7,936	7,334	6,170
Less: investment expenses	342	665	719

Net investment income	$7,594	$6,669	$5,451

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,

	2024	2023	2022

Debt securities:

Gross realized gains	$370	$123	$240

Gross realized losses	(1,944)	(3,938)	(2,341)

Total realized investment gains (losses)	$(1,574)	$(3,815)	$(2,101)

There were no realized investment losses as a result of impairments in 2024, 2023 or 2022. There were no debt securities that were non-income producing for 2024, 2023 or 2022, respectively. There was no interest foregone by non-income producing securities for 2024, 2023, and 2022, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,

	2024	2023

Debt securities	$(8,820)	$(10,429)

DAC	944	1,376

Deferred income tax (expense) benefit	1,654	1,901

	$(6,222)	$(7,152)

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2024 were as follows:

	2024
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury securities	$31,810	$(817)	20	$5,705	$(470)	5	$37,515	$(1,287)	25

States and political subdivisions	—	—	—	1,234	(249)	5	1,234	(249)	5

Corporate and other debt securities	21,765	(283)	66	86,219	(7,797)	336	107,984	(8,080)	402

Mortgage and asset-backed securities	118	(3)	3	30	(4)	1	148	(7)	4

Total	$53,693	$(1,103)	89	$93,188	$(8,520)	347	$146,881	$(9,623)	436

Below Investment grade debt securities:

U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—

Corporate and other debt securities	—	—	—	—	—	—	—	—	—

Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$—	$—	—	$—	$—	—	$—	$—	—

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2024. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2024.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2023, were as follows:

	2023
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)

Investment grade debt securities:

U.S. Treasury securities	$12,900	$(299)	7	$4,427	$(278)	6	$17,327	$(577)	13

States and political subdivisions	—	—	—	1,297	(204)	5	1,297	(204)	5

Corporate and other debt securities	4,168	(134)	19	128,879	(10,979)	450	133,047	(11,113)	469

Mortgage and asset-backed securities	—	—	—	298	(13)	2	298	(13)	2

Total	$17,068	$(433)	26	$134,901	$(11,474)	463	$151,969	$(11,907)	489

Below Investment grade debt securities:

U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—

Corporate and other debt securities	—	—	—	224	(4)	2	224	(4)	2

Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$—	$—	—	$224	$(4)	2	$224	$(4)	2

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2023. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 93% of amortized cost at December 31, 2023. Investments in below investment grade securities have an average fair value of 98% of amortized cost as of December 31, 2023.

The allowance for credit losses was zero as of December 31, 2024 and 2023, respectively. There were no additions, write offs, and recoveries to the allowance for credit losses during 2024 and 2023.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2024, were as follows:

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value

Debt securities:

U.S. Treasury securities	$42,744	$28	$(1,287)	$—	$41,485

States and political subdivisions	1,483	—	(249)	—	1,234

Corporate and other debt securities	151,501	773	(8,080)	—	144,194

Mortgage and asset-backed securities	292	2	(7)	—	287

Total debt securities	$196,020	$803	$(9,623)	$—	$187,200

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2023, were as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value

Debt securities:

U.S. Treasury securities	$30,037	$336	$(577)	$—	$29,796

States and political subdivisions	1,501	—	(204)	—	1,297

Corporate and other debt securities	177,100	1,146	(11,117)	—	167,129

Mortgage and asset-backed securities	312	—	(13)	—	299

Total debt securities	$208,950	$1,482	$(11,911)	$—	$198,521

During 2024 and 2023, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $54,954, $62,275 and $45,322 in 2024, 2023 and 2022, respectively.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2024, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2024

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$13,159	$13,075

Due after 1 year through 5 years	97,853	95,426

Due after 5 years through 10 years	72,030	67,604

Due after 10 years	12,686	10,808

Mortgage and asset-backed securities	292	287

	$196,020	$187,200

At December 31, 2024, and 2023, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities and Financial & Banking securities.

At December 31, 2024, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $384 and $386 respectively. At December 31, 2023, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $395 respectively.

5.  FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.

Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.  FAIR VALUE MEASUREMENTS (CONTINUED):

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2024
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:

U.S. Treasury securities	$41,485	$—	$—	$41,485
States and political subdivisions	—	1,234	—	1,234
Corporate and other debt securities	—	144,194	—	144,194
Mortgage and asset-backed securities	—	287	—	287

Total available-for-sale debt securities	41,485	145,715	—	187,200
Cash equivalents	12,953	—	—	12,953

Subtotal excluding separate account assets	54,438	145,715	—	200,153
Separate account assets	4,031,148	—	—	4,031,148

Total	$4,085,586	$145,715	$—	$4,231,301

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.  FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2023
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$29,796	$—	$—	$29,796
States and political subdivisions	—	1,297	—	1,297
Corporate and other debt securities	—	167,129	—	167,129
Mortgage and asset-backed securities	—	299	—	299

Total available-for-sale debt securities	29,796	168,725	—	198,521
Cash equivalents	14,784	—	—	14,784

Subtotal excluding separate account assets	44,580	168,725	—	213,305
Separate account assets	3,597,323	—	—	3,597,323

Total	$3,641,903	$168,725	$—	$3,810,628

There were no Level 3 assets held by the Company during 2024 or 2023. There were no transfers into or out of Level 3 during 2024 or 2023.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2024		December 31, 2023
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Policy loans	$41	$41	$38	$38
Reinsurance deposit and receivables	22,031	21,387	23,915	23,298

	$22,072	$21,428	$23,953	$23,336

Financial Liabilities:
Contract holder deposit funds	$72,400	$70,536	$82,302	$80,454

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.  FAIR VALUE MEASUREMENTS (CONTINUED):

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,

	2024	2023	2022

Current:

Federal	$1,695	$3,336	$1,405

State	17	9	21

	1,712	3,345	1,426

Deferred:

Federal	(417)	2,197	(207)

Income tax expense	$1,295	$5,542	$1,219

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6. INCOME TAXES (CONTINUED):

franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

Significant components of the Company’s net deferred tax liability were as follows:

	December 31,

	2024	2023
Deferred income tax assets (liabilities):

Deferred policy acquisition costs	$(10,717)	$(10,789)

Contract holder reserves	3,359	3,174

Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”) Transition Adjustment	64	128

Unrealized gains on available-for-sale securities	1,852	2,190

Deferred revenue	62	66

Capital loss carry forward	678	—

Other, net	(8)	372

Net deferred tax liability before valuation allowance	(4,710)	(4,859)

Valuation allowance	(2,530)	(2,551)

Net deferred tax liability after valuation allowance	$(7,240)	$(7,410)

The Company recorded a deferred tax asset of approximately $2,530 and $2,551 related to net unrealized losses on available-for-sale securities and capital loss carryforwards as of December 31, 2024 and 2023, respectively. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $2,530 and $2,551 as of December 31, 2024 and 2023, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,

	2024	2023	2022

Tax provision at U.S. Federal statutory rate	$3,380	$2,543	$1,787

Dividends received deduction	(1,352)	(302)	(985)

(Decrease) increase in valuation allowance	(21)	2,551	—

Provision to return adjustment	(742)	735	396

Other, net	30	15	21

Income tax expense	$1,295	$5,542	$1,219

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6. INCOME TAXES (CONTINUED):

The Company paid FILI net federal and state income taxes of $(4,606), $1,420, and $2,481 in 2024, 2023, and 2022 respectively, related to the Company’s separate-company basis.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties. The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT applies to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company determined that it is subject to the CAMT.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The Company did not have any CAMT liability as of December 31, 2024.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2021. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid a dividend of $9,000, $10,000 and $10,800 to FILI during 2024, 2023 and 2022, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,

	(Unaudited)	(Audited)	(Audited)

	2024	2023	2022

Statutory net income	$14,547	$9,151	$13,186

Statutory surplus	$113,865	$108,768	$112,281

8. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $9,375, $8,214 and $8,185 in 2024, 2023 and 2022, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $3,145, $2,759, and $3,008 to FIA in 2024, 2023 and 2022, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $5,693, $5,160, and $3,649 with FILI and $214, $262 and $224 with FMR LLC and its subsidiaries in 2024, 2023 and 2022 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.

The Company has an agreement with FIAM LLC whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $293, $303, and $351 in 2024, 2023 and 2022, respectively for such services.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $336, $202, and $211 in 2024, 2023 and 2022, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined)

26

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $511, $734, and $457 in 2024, 2023 and 2022, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,

	2024	2023	2022

Underwriting, acquisition and insurance expenses:

Commissions, gross	$3,145	$2,759	$3,008

Compensation and benefits	3,726	3,358	2,346

Capitalization of deferred policy acquisition costs	(3,148)	(2,777)	(3,011)

Amortization of deferred policy acquisition costs	2,818	2,013	7,943

Rent expense	167	145	114

Taxes, licenses and fees	289	175	208

General insurance expenses	2,116	1,853	1,673

Total underwriting, acquisition and insurance expenses	$9,113	$7,526	$12,281

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased (increased) amortization by $1,903, $1,723, and $(2,914) in 2024, 2023 and 2022, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if

27

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10. REINSURANCE (CONTINUED):

annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,

	2024	2023
Reinsurance deposits and receivables:
Principal Life Insurance Company	$19,233	$20,239

Contract holder deposit funds and future contract and policy benefits	$19,233	$20,239

Interest on reinsurance deposit	$1,016	$1,056

Contract and policy benefits and expenses	$928	$961

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2024.

28

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,

	2024	2023	2022

Direct life premiums	$710	$791	$801
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(347)	(381)	(333)

Net premiums	$363	$410	$468

Direct contract and policy benefits	$4,195	$4,410	$4,038
Reinsurance ceded benefits incurred	(1,131)	(1,132)	(923)
Reinsurance costs	1,150	1,031	1,110

Net contract and policy benefits	$4,214	$4,309	$4,225

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12.  SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2025 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

29

PART C

OTHER INFORMATION

Item 27.	Exhibits

(a)	Board of Directors Resolution

	(1)	Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A, incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

	(2)	Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

	(1)	Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC., incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(d)	Contracts

	(1)	Variable Income Annuity Qualified Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March 30, 2006.

	(2)	Variable Income Annuity Non-Qualified Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March 30, 2006.

(e)	Applications

	(1)	Application for Variable Income Annuity incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March 30, 2006.

(f)	Insurance Company’s Certification of Incorporation and By-Laws

	(1)	Articles of Domestication of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

	(2)	Amended Bylaws of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

	(1)	Participation Agreement between Empire Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(i)	Administrative Contracts - Not Applicable

(j)	Other Material Contracts

(1) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(2) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses - Not Applicable

(p)	Power of Attorney

(1) Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(2) Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(3) Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(4) Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 30, 2020.

(5) Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2023.

(6) Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2023.

(7) Power of Attorney for Ari Lindner filed herein as Exhibit (p)(7)

(8) Power of Attorney for Thomas J. Tesauro filed herein as Exhibit (p)(8)

(q)	Letter Regarding Change in Certifying Account - Not Applicable

(r)	Historical Current Limits on Index Gains - Not Applicable

Item 28.	Directors and Officers of the Insurance Company

Name and Principal Business Address	Positions and Offices with Insurance Company
Ari Lindner	Director and President
Kathryn A. Dunn	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Nancy D. Prior	Director
Thomas J. Tesauro	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services & Operations
Kerri Bellantoni	Vice President, Human Resources
Jason Heath	Chief Investment Officer
Maxine Hensel	Chief Operating Officer
Andrew McIntosh	Illustration Actuary
John McLaughlin	Chief Financial Officer
Sara Liane Latham	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer & Chief Compliance Officer
Miles Mei	Treasurer
Robert G. Regan	Chief Risk Officer
Deepa Rao Trivedi	Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29.	Persons Controlled By or Under Common Control with the Insurance Company or the Registered Separate Account

The Depositor, Empire Fidelity Investments Life Insurance Company, is 100% owned by Fidelity Investments Life Insurance Company, a Utah Corporation. Fidelity Investments Life Insurance Company is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30.	Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee

Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article VI of Empire Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

ARTICLE VI

IDEMNIFICATION

Section 6.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed exclusive of any other rights to which any person indemnified may be entitled under any lawful agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

The Board of Directors may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Underwriter
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Krieser	Assistant Secretary
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Rohit Mahna	Director
Michael Shulman	Assistant Treasurer
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$867,755	$0	$0	$0

Item 31A.	Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

(a)

For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year:

Name of Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Not Applicable	Not Applicable	Not Appliable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32.	Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 33.	Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2024, 2023, and 2022 were $5,693,076, $5,159,870, and $3,648,958, respectively.

Item 34.	Fee Representation and Undertakings

Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 29th day of April, 2025.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registered Separate Account)
By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Insurance Company)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on this 29th day of April 2025.

Signature	Title	Date

/s/ *		)
Ari Lindner	President and Director	April 29, 2025 )
/s/ *		) )
Miles Mei	Treasurer	April 29, 2025 )
/s/ *		) )
Kathryn A. Dunn	Director	April 29, 2025 )	By:	/s/ Lance A. Warrick
/s/ *		) )		Lance A. Warrick (Attorney-in-Fact)*
William J. Johnson, Jr.	Director	April 29, 2025 )
/s/ *		) )
Robert W. Litle	Director	April 29, 2025)
/s/ *		) )
Nancy D. Prior	Director	April 29, 2025)
/s/ *		) )
Thomas J. Tesauro	Director	April 29, 2025 )
/s/ *		) )
David J. Vargo	Director	April 29, 2025 )